UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22838

The KP Funds

(Exact name of registrant as specified in charter)

CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: December 31, 2015

Date of reporting period: June 30, 2015

Item 1.	Reports to Stockholders.

The KP Funds

KP Retirement Path 2015 Fund: KPRAX

KP Retirement Path 2020 Fund: KPRBX

KP Retirement Path 2025 Fund: KPRCX

KP Retirement Path 2030 Fund: KPRDX

KP Retirement Path 2035 Fund: KPREX

KP Retirement Path 2040 Fund: KPRFX

KP Retirement Path 2045 Fund: KPRGX

KP Retirement Path 2050 Fund: KPRHX

KP Retirement Path 2055 Fund: KPRIX

KP Retirement Path 2060 Fund: KPRJX

KP Large Cap Equity Fund: KPLCX

KP Small Cap Equity Fund: KPSCX

KP International Equity Fund: KPIEX

KP Fixed Income Fund: KPFIX

Semi-Annual Report

June 30, 2015

THE KP FUNDS	June 30, 2015 (Unaudited)

The Funds file their complete schedules of investments with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after period end. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 855-457-3637 (855-4KPFNDS); and (ii) on the Commission’s website at http://www.sec.gov.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2015 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 61.4%
KP Fixed Income Fund	17,748,708	$178,552
KP International Equity Fund	3,309,381	32,498
KP Large Cap Equity Fund	7,904,460	87,819
KP Small Cap Equity Fund	1,528,068	16,656

Total Affiliated Registered Investment Companies (Cost $301,829) (000)		315,525

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 38.6%
DFA Commodity Strategy Portfolio	762,626	5,277
DFA International Real Estate Securities Portfolio	962,370	5,033

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	358,783	$5,027
T Rowe Price Institutional Floating Rate Fund	535,074	5,420
T Rowe Price New Era Fund	155,459	5,178
Vanguard Inflation-Protected Securities Fund	7,720,777	81,300
Vanguard REIT Index Fund	593,211	9,729
Vanguard Short-Term Bond Index Fund	7,731,179	81,255

Total Unaffiliated Registered Investment Companies (Cost $200,287) (000)		198,219

Total Investments — 100.0% (Cost $502,116) (000)		$513,744

Percentages are based on Net Assets of $513,714 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$179,272	$6,770	$(8,566)	$930	$146	$178,552	$—
KP International Equity Fund	36,117	1,852	(7,571)	1,839	261	32,498	—
KP Large Cap Equity Fund	91,163	7,182	(13,158)	907	1,725	87,819	—
KP Small Cap Equity Fund	18,769	—	(3,125)	724	288	16,656	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2020 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 68.5%
KP Fixed Income Fund	21,878,656	$220,098
KP International Equity Fund	8,404,701	82,534
KP Large Cap Equity Fund	13,025,171	144,710
KP Small Cap Equity Fund	4,099,970	44,690

Total Affiliated Registered Investment Companies (Cost $467,369) (000)		492,032

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 31.5%
DFA Commodity Strategy Portfolio	1,064,728	7,368
DFA International Real Estate Securities Portfolio	1,363,765	7,132

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	504,342	$7,066
T Rowe Price Institutional Floating Rate Fund	712,680	7,219
T Rowe Price New Era Fund	208,306	6,939
Vanguard Inflation-Protected Securities Fund	8,725,978	91,885
Vanguard REIT Index Fund	855,134	14,025
Vanguard Short-Term Bond Index Fund	8,006,892	84,152

Total Unaffiliated Registered Investment Companies (Cost $228,245) (000)		225,786

Total Investments — 100.0% (Cost $695,614) (000)		$717,818

Percentages are based on Net Assets of $717,778 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$203,183	$20,540	$(4,737)	$1,038	$74	$220,098	$—
KP International Equity Fund	83,146	2,678	(8,052)	4,457	305	82,534	—
KP Large Cap Equity Fund	141,974	4,163	(5,302)	3,187	688	144,710	—
KP Small Cap Equity Fund	45,732	—	(3,534)	2,192	300	44,690	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2025 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 76.6%
KP Fixed Income Fund	17,459,930	$175,647
KP International Equity Fund	13,543,459	132,997
KP Large Cap Equity Fund	15,484,901	172,037
KP Small Cap Equity Fund	6,044,347	65,883

Total Affiliated Registered Investment Companies (Cost $516,350) (000)		546,564

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 23.4%
DFA Commodity Strategy Portfolio	1,049,393	7,262
DFA International Real Estate Securities Portfolio	1,341,930	7,018

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	501,065	$7,020
T Rowe Price Institutional Floating Rate Fund	711,127	7,204
T Rowe Price New Era Fund	204,684	6,818
Vanguard Inflation-Protected Securities Fund	5,911,944	62,253
Vanguard REIT Index Fund	849,577	13,933
Vanguard Short-Term Bond Index Fund	5,266,122	55,347

Total Unaffiliated Registered Investment Companies (Cost $169,047) (000)		166,855

Total Investments — 100.0% (Cost $685,397) (000)		$713,419

Percentages are based on Net Assets of $713,381 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$154,110	$21,657	$(914)	$781	$13	$175,647	$—
KP International Equity Fund	125,339	6,914	(6,534)	7,038	240	132,997	—
KP Large Cap Equity Fund	162,823	8,121	(3,338)	4,039	392	172,037	—
KP Small Cap Equity Fund	64,322	1,121	(3,151)	3,315	276	65,883	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2030 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 85.3%
KP Fixed Income Fund	12,012,774	$120,849
KP International Equity Fund	17,072,928	167,656
KP Large Cap Equity Fund	16,167,850	179,625
KP Small Cap Equity Fund	7,128,810	77,704

Total Affiliated Registered Investment Companies (Cost $513,982) (000)		545,834

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 14.7%
DFA Commodity Strategy Portfolio	922,483	6,384
DFA International Real Estate Securities Portfolio	1,186,373	6,205

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	452,184	$6,335
T Rowe Price Institutional Floating Rate Fund	628,114	6,363
T Rowe Price New Era Fund	190,186	6,335
Vanguard Inflation-Protected Securities Fund	2,966,779	31,240
Vanguard REIT Index Fund	772,573	12,669
Vanguard Short-Term Bond Index Fund	1,767,614	18,578

Total Unaffiliated Registered Investment Companies (Cost $95,926) (000)		94,109

Total Investments — 100.0% (Cost $609,908) (000)		$639,943

Percentages are based on Net Assets of $639,913 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$105,525	$15,666	$(884)	$529	$13	$120,849	$—
KP International Equity Fund	154,873	11,910	(7,988)	8,637	224	167,656	—
KP Large Cap Equity Fund	168,027	9,183	(2,151)	4,311	255	179,625	—
KP Small Cap Equity Fund	73,021	3,728	(3,329)	3,944	340	77,704	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2035 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 91.1%
KP Fixed Income Fund	10,249,286	$103,108
KP International Equity Fund	21,237,377	208,551
KP Large Cap Equity Fund	19,950,466	221,650
KP Small Cap Equity Fund	8,917,011	97,195

Total Affiliated Registered Investment Companies (Cost $592,210) (000)		630,504

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 8.9%
DFA Commodity Strategy Portfolio	789,173	5,461
DFA International Real Estate Securities Portfolio	1,029,660	5,385

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	390,044	$5,465
T Rowe Price Institutional Floating Rate Fund	540,366	5,474
T Rowe Price New Era Fund	164,050	5,465
Vanguard Inflation-Protected Securities Fund	1,565,652	16,486
Vanguard REIT Index Fund	666,405	10,929
Vanguard Short-Term Bond Index Fund	625,921	6,578

Total Unaffiliated Registered Investment Companies (Cost $62,703) (000)		61,243

Total Investments — 100.0% (Cost $654,913) (000)		$691,747

Percentages are based on Net Assets of $691,716 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015 , there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$87,544	$16,807	$(1,682)	$411	$28	$103,108	$—
KP International Equity Fund	188,304	17,414	(7,941)	10,489	285	208,551	—
KP Large Cap Equity Fund	203,230	14,718	(1,818)	5,295	225	221,650	—
KP Small Cap Equity Fund	89,785	6,548	(4,418)	4,864	416	97,195	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2040 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.0%
KP Fixed Income Fund	6,652,265	$66,922
KP International Equity Fund	20,470,834	201,024
KP Large Cap Equity Fund	19,259,830	213,976
KP Small Cap Equity Fund	8,389,270	91,443

Total Affiliated Registered Investment Companies (Cost $538,164) (000)		573,365

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 6.0%
DFA Commodity Strategy Portfolio	527,629	3,651
DFA International Real Estate Securities Portfolio	675,386	3,532

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	261,079	$3,658
T Rowe Price Institutional Floating Rate Fund	360,422	3,651
T Rowe Price New Era Fund	109,809	3,658
Vanguard Inflation-Protected Securities Fund	1,039,838	10,949
Vanguard REIT Index Fund	438,158	7,186

Total Unaffiliated Registered Investment Companies (Cost $37,289) (000)		36,285

Total Investments — 100.0% (Cost $575,453) (000)		$609,650

Percentages are based on Net Assets of $609,625 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$57,133	$11,251	$(1,745)	$255	$28	$66,922	$—
KP International Equity Fund	180,501	19,381	(9,109)	10,026	225	201,024	—
KP Large Cap Equity Fund	192,565	18,861	(2,730)	4,955	325	213,976	—
KP Small Cap Equity Fund	81,843	7,759	(3,061)	4,595	307	91,443	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2045 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	3,301,403	$33,212
KP International Equity Fund	14,402,049	141,428
KP Large Cap Equity Fund	13,512,793	150,128
KP Small Cap Equity Fund	5,551,513	60,511

Total Affiliated Registered Investment Companies (Cost $362,323) (000)		385,279

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	305,952	2,117
DFA International Real Estate Securities Portfolio	387,006	2,024

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	141,691	$1,985
T Rowe Price Institutional Floating Rate Fund	205,092	2,078
T Rowe Price New Era Fund	59,970	1,998
Vanguard Inflation-Protected Securities Fund	592,108	6,235
Vanguard REIT Index Fund	247,103	4,052

Total Unaffiliated Registered Investment Companies (Cost $21,094) (000)		20,489

Total Investments — 100.0% (Cost $383,417) (000)		$405,768

Percentages are based on Net Assets of $405,753 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$28,127	$6,602	$(1,663)	$115	$31	$33,212	$—
KP International Equity Fund	123,742	16,807	(6,173)	6,944	108	141,428	—
KP Large Cap Equity Fund	131,628	17,875	(2,999)	3,234	390	150,128	—
KP Small Cap Equity Fund	53,723	6,034	(2,495)	3,006	243	60,511	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2050 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	1,267,456	$12,751
KP International Equity Fund	5,558,470	54,584
KP Large Cap Equity Fund	5,193,564	57,701
KP Small Cap Equity Fund	2,121,081	23,120

Total Affiliated Registered Investment Companies (Cost $140,990) (000)		148,156

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	115,142	797
DFA International Real Estate Securities Portfolio	147,635	772

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	54,541	$764
T Rowe Price Institutional Floating Rate Fund	78,102	791
T Rowe Price New Era Fund	22,842	761
Vanguard Inflation-Protected Securities Fund	225,529	2,375
Vanguard REIT Index Fund	94,119	1,543

Total Unaffiliated Registered Investment Companies (Cost $8,061) (000)		7,803

Total Investments — 100.0% (Cost $149,051) (000)		$155,959

Percentages are based on Net Assets of $155,958 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015 , there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2014	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$10,063	$3,085	$(443)	$39	$7	$12,751	$—
KP International Equity Fund	43,120	10,654	(1,661)	2,467	4	54,584	—
KP Large Cap Equity Fund	46,237	11,668	(1,475)	1,120	151	57,701	—
KP Small Cap Equity Fund	18,858	4,083	(1,008)	1,094	93	23,120	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2055 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 95.0%
KP Fixed Income Fund	160,862	$1,618
KP International Equity Fund	711,003	6,982
KP Large Cap Equity Fund	661,905	7,354
KP Small Cap Equity Fund	274,523	2,992

Total Affiliated Registered Investment Companies (Cost $18,555) (000)		18,946

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	14,831	103
DFA International Real Estate Securities Portfolio	18,783	98

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	6,939	$97
T Rowe Price Institutional Floating Rate Fund	9,980	101
T Rowe Price New Era Fund	2,942	98
Vanguard Inflation-Protected Securities Fund	28,813	303
Vanguard REIT Index Fund	12,024	198

Total Unaffiliated Registered Investment Companies (Cost $1,042) (000)		998

Total Investments — 100.0% (Cost $19,597) (000)		$19,944

Percentages are based on Net Assets of $19,951 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$1,014	$735	$(133)	$1	$1	$1,618	$—
KP International Equity Fund	4,418	3,159	(849)	262	(8)	6,982	—
KP Large Cap Equity Fund	4,674	3,340	(798)	53	85	7,354	—
KP Small Cap Equity Fund	1,924	1,279	(351)	120	20	2,992	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Retirement Path 2060 Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

AFFILIATED REGISTERED INVESTMENT COMPANIES — 94.9%
KP Fixed Income Fund	39,397	$396
KP International Equity Fund	176,540	1,734
KP Large Cap Equity Fund	164,958	1,833
KP Small Cap Equity Fund	67,557	736

Total Affiliated Registered Investment Companies (Cost $4,668) (000)		4,699

UNAFFILIATED REGISTERED INVESTMENT COMPANIES — 5.0%
DFA Commodity Strategy Portfolio	3,644	25
DFA International Real Estate Securities Portfolio	4,722	25

Description	Shares	Value (000)

Lazard Global Listed Infrastructure Portfolio	1,727	$24
T Rowe Price Institutional Floating Rate Fund	2,460	25
T Rowe Price New Era Fund	737	25
Vanguard Inflation-Protected Securities Fund	7,171	76
Vanguard REIT Index Fund	3,029	49

Total Unaffiliated Registered Investment Companies (Cost $258) (000)		249

Total Investments — 99.9% (Cost $4,926) (000)		$4,948

Percentages are based on Net Assets of $4,955 (000).

REIT — Real Estate Investment Trust

As of June 30, 2015, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

The following is a summary of the transactions with affiliates for the period ended June 30, 2015 (000):

	Value 12/31/2015	Purchases at Cost	Proceeds from Sales	Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 6/30/2015	Dividend Income
KP Fixed Income Fund	$196	$323	$(123)	$1	$(1)	$396	$—
KP International Equity Fund	858	1,389	(552)	60	(21)	1,734	—
KP Large Cap Equity Fund	907	1,475	(568)	(4)	23	1,833	—
KP Small Cap Equity Fund	369	577	(235)	16	9	736	—

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 98.2%
Consumer Discretionary — 13.7%
Advance Auto Parts	7,035	$1,121
Amazon.com*	52,096	22,614
AutoNation*	2,113	133
AutoZone*	809	539
Bed Bath & Beyond*	18,154	1,252
Best Buy	7,577	247
BorgWarner	5,797	329
Cablevision Systems, Cl A	5,273	126
CarMax*	41,489	2,747
Carnival	11,564	571
CBS, Cl B	11,876	659
Chipotle Mexican Grill, Cl A*	3,464	2,096
Coach	7,189	249
Comcast, Cl A	141,713	8,508
Darden Restaurants	3,528	251
Delphi Automotive PLC	41,806	3,557
DIRECTV*	13,052	1,211
Discovery Communications, Cl A*	11,386	362
Dollar General	7,814	607
Dollar Tree*	5,263	416
DR Horton	9,495	260
Expedia	2,780	304
Family Dollar Stores	2,569	202
Ford Motor	103,276	1,550
Fossil Group*	1,186	82
GameStop, Cl A	2,704	116
Gannett*	3,049	43
Gap	7,462	285
Garmin	3,549	156

Description	Shares	Value (000)

General Motors	35,286	$1,176
Genuine Parts	4,269	382
Goodyear Tire & Rubber	7,430	224
H&R Block	7,276	216
Hanesbrands	96,800	3,225
Harley-Davidson	5,885	332
Harman International Industries	1,803	214
Hasbro	30,512	2,282
Hilton Worldwide Holdings*	155,378	4,281
Home Depot	34,326	3,815
Interpublic Group of Companies	11,226	216
Johnson Controls	92,178	4,566
Kohl’s	15,411	965
L Brands	6,325	542
Leggett & Platt	4,046	197
Lennar, Cl A	4,795	245
Lowe’s	92,823	6,216
Macy’s	9,142	617
Marriott International, Cl A	5,292	394
Mattel	8,790	226
McDonald’s	52,800	5,020
MGM Resorts International*	241,018	4,399
Michael Kors Holdings*	5,313	224
Mohawk Industries*	1,606	307
Netflix*	4,457	2,928
Newell Rubbermaid	26,476	1,088
News, Cl A*	13,368	195
NIKE, Cl B	18,330	1,980
Nordstrom	3,749	279
Omnicom Group	63,078	4,383
O’Reilly Automotive*	2,787	630
priceline.com*	13,131	15,119
PulteGroup	9,602	193
PVH	2,242	258
Ralph Lauren, Cl A	1,604	212
Ross Stores	10,572	514
Royal Caribbean Cruises	4,400	346
Scripps Networks Interactive, Cl A	2,491	163
Staples	16,551	253
Starbucks	134,328	7,202
Starwood Hotels & Resorts Worldwide	4,653	377
Target	89,795	7,330
TEGNA	6,097	196
Tesla Motors*	13,550	3,635
Tiffany	2,892	265
Time	3,880	89

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Time Warner	59,539	$5,204
Time Warner Cable	7,491	1,335
TJX	17,740	1,174
Tractor Supply	52,943	4,762
TripAdvisor*	2,993	261
Twenty-First Century Fox, Cl A	47,735	1,554
Under Armour, Cl A*	4,400	367
Urban Outfitters*	2,490	87
VF	8,814	615
Viacom, Cl B	42,519	2,748
Vipshop Holdings ADR*	81,700	1,818
Walt Disney	62,553	7,140
Whirlpool	2,137	370
Wyndham Worldwide	3,265	267
Wynn Resorts	24,491	2,417
Yum! Brands	11,276	1,016

		169,644

Consumer Staples — 7.6%
Altria Group	88,971	4,352
Archer-Daniels-Midland	32,017	1,544
Brown-Forman, Cl B	3,982	399
Campbell Soup	4,613	220
Clorox	3,625	377
Coca-Cola	104,420	4,096
Coca-Cola Enterprises	6,221	270
Colgate-Palmolive	22,232	1,454
ConAgra Foods	11,842	518
Constellation Brands, Cl A	4,362	506
Costco Wholesale	11,762	1,589
CVS Health	100,473	10,538
Danone	42,006	2,716
Diageo PLC	172,990	5,004
Dr Pepper Snapple Group	5,330	389
Estee Lauder, Cl A	38,746	3,358
General Mills	113,384	6,318
Hershey	4,161	370
Hormel Foods	3,635	205
Imperial Tobacco Group PLC	17,492	843
JM Smucker	2,668	289
Kellogg	20,509	1,286
Keurig Green Mountain	3,300	253
Kimberly-Clark	9,487	1,005
Kraft Foods Group	15,339	1,306
Kroger	12,807	929
McCormick	3,430	278
Mead Johnson Nutrition, Cl A	5,552	501
Molson Coors Brewing, Cl B	4,176	291

Description	Shares	Value (000)

Mondelez International, Cl A	42,777	$1,760
Monster Beverage*	4,030	540
Nestle	78,751	5,685
PepsiCo	39,374	3,675
Philip Morris International	182,193	14,606
Procter & Gamble	94,162	7,367
Reynolds American	33,701	2,516
Sysco	16,114	582
Tyson Foods, Cl A	7,774	331
Walgreens Boots Alliance	23,277	1,965
Wal-Mart Stores	42,020	2,980
Whole Foods Market	9,949	392

		93,603

Energy — 5.5%
Anadarko Petroleum	13,177	1,029
Apache	9,696	559
Baker Hughes	17,283	1,066
Cabot Oil & Gas	10,934	345
Cameron International*	5,018	263
Chesapeake Energy	13,781	154
Chevron	98,101	9,464
Cimarex Energy	14,800	1,633
ConocoPhillips	32,236	1,980
CONSOL Energy	6,647	144
Devon Energy	9,965	593
Diamond Offshore Drilling	1,621	42
Ensco, Cl A	7,007	156
EOG Resources	33,657	2,947
EQT	43,563	3,543
Exxon Mobil	191,047	15,895
FMC Technologies*	6,612	274
Halliburton	22,079	951
Helmerich & Payne	2,887	203
Hess	6,496	434
Kinder Morgan	45,674	1,753
Marathon Oil	17,314	460
Marathon Petroleum	14,050	735
Murphy Oil	4,746	197
National Oilwell Varco	9,946	480
Newfield Exploration*	4,437	160
Noble	5,842	90
Noble Energy	10,726	458
Occidental Petroleum	70,047	5,448
ONEOK	5,560	219
Phillips 66	14,145	1,140
Pioneer Natural Resources	18,049	2,503
Range Resources	79,471	3,924

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Schlumberger	61,712	$5,319
Southwestern Energy*	9,611	218
Spectra Energy	17,268	563
Tesoro	3,532	298
Transocean	10,091	163
Valero Energy	13,941	873
Williams	18,191	1,044

		67,720

Financials — 16.4%
ACE	45,434	4,620
Affiliated Managers Group*	1,400	306
Aflac	11,313	704
Allstate	11,293	733
American Express	61,152	4,753
American International Group	35,160	2,174
American Tower, Cl A‡	10,988	1,025
Ameriprise Financial	4,739	592
Aon PLC	52,517	5,235
Apartment Investment & Management, Cl A‡	4,154	153
Assurant	1,627	109
AvalonBay Communities‡	3,612	577
Bank of America	278,211	4,735
Bank of New York Mellon	133,946	5,622
BB&T	19,529	787
Berkshire Hathaway, Cl B*	48,172	6,557
BlackRock, Cl A	13,266	4,590
Boston Properties‡	3,967	480
Capital One Financial	14,405	1,267
CBRE Group, Cl A*	7,285	270
Charles Schwab	29,923	977
Chubb	33,686	3,205
Cincinnati Financial	3,957	199
Citigroup	104,845	5,792
CME Group, Cl A	8,550	796
Comerica	4,819	247
Crown Castle International‡	9,082	729
Discover Financial Services	11,535	665
E*TRADE Financial*	7,801	234
Equinix‡	1,500	381
Equity Residential‡	9,384	658
Essex Property Trust‡	1,800	382
Fifth Third Bancorp	20,839	434
Franklin Resources	100,265	4,916
General Growth Properties‡	16,137	414
Genworth Financial, Cl A*	15,162	115
Goldman Sachs Group	47,635	9,946

Description	Shares	Value (000)

Hartford Financial Services Group	11,379	$473
HCP‡	11,795	430
Health Care‡	9,503	624
Host Hotels & Resorts‡	21,118	419
Hudson City Bancorp*	14,529	144
Huntington Bancshares	21,848	247
Intercontinental Exchange	20,251	4,528
Invesco	10,973	411
Iron Mountain‡	5,086	158
JPMorgan Chase	356,876	24,182
KeyCorp	23,063	346
Kimco Realty‡	10,845	244
Legg Mason	2,485	128
Leucadia National	8,547	207
Lincoln National	6,857	406
Loews	7,933	305
M&T Bank	3,427	428
Macerich‡	3,545	264
Marsh & McLennan	14,557	825
McGraw Hill Financial	17,862	1,794
MetLife	155,945	8,731
Moody’s	4,530	489
Morgan Stanley	304,115	11,797
NASDAQ OMX Group	60,869	2,971
Navient	11,708	213
Northern Trust	5,592	428
People’s United Financial	7,454	121
Plum Creek Timber‡	4,708	191
PNC Financial Services Group	47,118	4,507
Principal Financial Group	7,177	368
Progressive	14,962	416
Prologis‡	13,969	518
Prudential Financial	49,436	4,327
Public Storage‡	3,752	692
Realty Income‡	6,100	271
Regions Financial	36,201	375
Simon Property Group‡	8,141	1,409
SL Green Realty‡	2,800	308
State Street	117,543	9,051
SunTrust Banks	14,333	617
T Rowe Price Group	7,155	556
TD Ameritrade Holding	109,300	4,024
Torchmark	3,487	203
Travelers	76,468	7,391
Unum Group	7,155	256
US Bancorp	208,289	9,040
Ventas‡	9,013	560

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Vornado Realty Trust‡	4,503	$427
Wells Fargo	344,302	19,363
Weyerhaeuser‡	14,530	458
XL Group, Cl A	7,593	282
Zions Bancorporation	5,622	178

		202,480

Health Care — 19.1%
Abbott Laboratories	136,153	6,682
AbbVie	45,773	3,075
Aetna	9,396	1,198
Agilent Technologies	8,577	331
Alexion Pharmaceuticals*	70,042	12,662
Allergan*	38,043	11,545
AmerisourceBergen, Cl A	5,701	606
Amgen	20,215	3,103
Anthem	34,915	5,731
Baxter International	14,046	982
Becton Dickinson & Company	18,755	2,657
Biogen*	26,882	10,859
BioMarin Pharmaceutical*	19,500	2,667
Boston Scientific*	36,228	641
Bristol-Myers Squibb	82,670	5,501
Cardinal Health	8,495	711
Celgene*	83,736	9,691
Cerner*	8,315	574
Cigna	24,082	3,901
CR Bard	1,936	330
DaVita HealthCare Partners*	4,408	350
DENTSPLY International	4,049	209
Edwards Lifesciences*	2,891	412
Eli Lilly	74,467	6,217
Endo International*	5,500	438
Express Scripts Holding*	65,531	5,828
Gilead Sciences	104,647	12,252
HCA Holdings*	7,600	689
Henry Schein*	2,100	298
Hospira*	4,695	417
Humana	23,672	4,528
Incyte*	19,800	2,063
Intuitive Surgical*	15,361	7,442
Johnson & Johnson	197,877	19,285
Laboratory Corp of America Holdings*	2,652	321
Mallinckrodt*	3,100	365
McKesson	57,700	12,972
Medtronic	132,738	9,836
Merck	161,993	9,222
Mylan*	10,967	744

Description	Shares	Value (000)

Novartis	12,896	$1,271
Patterson	2,645	129
PerkinElmer	3,296	174
Perrigo	3,832	708
Pfizer	474,488	15,910
Quest Diagnostics	3,854	280
Regeneron Pharmaceuticals*	7,487	3,819
Roche Holding	5,185	1,453
St. Jude Medical	51,947	3,796
Stryker	8,115	776
Tenet Healthcare*	2,973	172
Thermo Fisher Scientific	39,924	5,181
UnitedHealth Group	82,055	10,011
Universal Health Services, Cl B	2,400	341
Valeant Pharmaceuticals International*	45,760	10,166
Varian Medical Systems*	2,684	226
Vertex Pharmaceuticals*	27,008	3,335
Waters*	2,335	300
Zimmer Biomet Holdings	4,598	502
Zoetis, Cl A	12,872	621

		236,506

Industrials — 13.3%
3M	63,465	9,793
ADT	4,749	159
Allegion	2,556	154
American Airlines Group	191,200	7,636
AMETEK	6,327	347
Boeing	120,141	16,666
Canadian National Railway	30,270	1,748
Canadian Pacific Railway	10,700	1,714
Caterpillar	15,809	1,341
CH Robinson Worldwide	3,864	241
Cintas	2,776	235
CSX	25,704	839
Cummins	4,604	604
Danaher	211,369	18,091
Deere	20,902	2,029
Delta Air Lines	21,391	879
Dover	4,397	309
Dun & Bradstreet	867	106
Eaton PLC	59,755	4,033
Emerson Electric	17,818	988
Equifax	12,672	1,230
Expeditors International of Washington	5,458	252
Fastenal	6,876	290

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

FedEx	32,819	$5,592
Flowserve	56,143	2,956
Fluor	3,785	201
General Dynamics	8,183	1,159
General Electric	265,926	7,066
Honeywell International	99,905	10,187
Illinois Tool Works	36,090	3,313
Ingersoll-Rand	7,267	490
Jacobs Engineering Group*	3,830	156
JB Hunt Transport Services	9,900	813
Joy Global	2,485	90
Kansas City Southern	2,892	264
L-3 Communications Holdings, Cl 3	2,154	244
Lockheed Martin	44,579	8,287
Masco	9,322	249
Nielsen	10,041	449
Norfolk Southern	8,339	728
Northrop Grumman	25,345	4,020
PACCAR	9,117	582
Pall	2,793	348
Parker-Hannifin	3,660	426
Pentair PLC	33,815	2,325
Pitney Bowes	5,452	113
Precision Castparts	16,933	3,384
Quanta Services*	6,176	178
Raytheon	7,958	761
Republic Services, Cl A	6,671	261
Robert Half International	3,642	202
Rockwell Automation	3,642	454
Rockwell Collins	3,536	327
Roper Technologies	2,773	478
Ryder System	1,492	130
Snap-on	1,501	239
Southwest Airlines	18,315	606
Stanley Black & Decker	22,089	2,325
Stericycle*	2,249	301
Textron	76,190	3,400
Tyco International PLC	131,363	5,055
Union Pacific	35,968	3,430
United Continental Holdings*	35,700	1,892
United Parcel Service, Cl B	68,937	6,681
United Rentals*	2,700	237
United Technologies	88,076	9,770
Wabtec	40,700	3,836
Waste Management	10,961	508
WW Grainger	1,658	392
Xylem	5,022	186

		164,775

Description	Shares	Value (000)

Information Technology — 17.1%
Accenture PLC, Cl A	115,598	$11,188
Adobe Systems*	12,410	1,005
Akamai Technologies*	14,912	1,041
Alibaba Group Holding ADR*	46,422	3,819
Alliance Data Systems*	1,685	492
Altera	8,060	413
Amphenol, Cl A	8,452	490
Analog Devices	8,042	516
Apple	202,090	25,347
Applied Materials	33,299	640
Autodesk*	6,008	301
Automatic Data Processing	12,339	990
Avago Technologies, Cl A	6,700	891
Baidu ADR*	24,700	4,917
Broadcom, Cl A	14,841	764
CA	8,566	251
Cisco Systems	135,121	3,710
Citrix Systems*	4,325	303
Cognizant Technology Solutions, Cl A*	15,854	968
Computer Sciences	3,757	247
Corning	34,423	679
eBay*	29,331	1,767
Electronic Arts*	8,478	564
EMC	51,787	1,367
F5 Networks*	1,835	221
Facebook, Cl A*	161,967	13,891
Fidelity National Information Services	43,063	2,661
First Solar*	2,123	100
Fiserv*	42,443	3,516
FLIR Systems	3,347	103
Google, Cl A*	51,423	27,301
Harris	2,986	230
Hewlett-Packard	47,427	1,423
Intel	125,766	3,825
International Business Machines	53,743	8,742
Intuit	7,497	755
Juniper Networks	10,380	270
KLA-Tencor	4,391	247
Lam Research	4,029	328
Linear Technology	6,208	275
LinkedIn, Cl A*	15,400	3,182
MasterCard, Cl A	25,905	2,422
Microchip Technology	5,346	254
Micron Technology*	29,134	549
Microsoft	344,198	15,196
Mobileye*	26,600	1,414

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Motorola Solutions	5,052	$290
NetApp	8,094	255
NetSuite*	26,500	2,431
NVIDIA	31,505	634
Oracle	163,789	6,601
Palo Alto Networks*	7,100	1,240
Paychex	9,067	425
Qorvo*	3,900	313
QUALCOMM	43,045	2,696
Red Hat*	55,830	4,239
salesforce.com*	115,527	8,044
SanDisk	5,894	343
Seagate Technology	8,769	416
ServiceNow*	42,600	3,166
Skyworks Solutions	5,200	541
Symantec	17,437	405
TE Connectivity	11,015	708
Teradata*	3,885	144
Texas Instruments	113,937	5,869
Total System Services	4,891	204
Vantiv, Cl A*	13,900	531
VeriSign*	2,643	163
Visa, Cl A	274,952	18,463
Western Digital	5,567	437
Western Union	13,963	284
Workday, Cl A*	22,700	1,734
Xerox	29,617	315
Xilinx	7,080	313
Yahoo!*	22,645	890

		211,669

Materials — 2.6%
Air Products & Chemicals	4,968	680
Airgas	1,916	203
Alcoa	33,665	375
Allegheny Technologies	2,588	78
Avery Dennison	2,268	138
Ball	3,652	256
CF Industries Holdings	6,250	402
Crown Holdings*	36,276	1,919
Dow Chemical	28,405	1,454
Eastman Chemical	3,968	325
Ecolab	6,973	788
EI du Pont de Nemours	41,256	2,638
FMC	3,632	191
Freeport-McMoRan	26,710	497
International Flavors & Fragrances	2,142	234
International Paper	10,873	518

Description	Shares	Value (000)

LyondellBasell Industries, Cl A	10,314	$1,068
Martin Marietta Materials	1,500	212
MeadWestvaco	4,810	227
Monsanto	15,601	1,663
Mosaic	8,720	409
Newmont Mining	13,068	305
Nucor	8,155	359
Owens-Illinois*	3,988	92
PPG Industries	63,612	7,298
Praxair	7,514	898
Sealed Air	6,042	310
Sherwin-Williams	8,750	2,406
Sigma-Aldrich	3,040	424
Vulcan Materials	67,927	5,701
WestRock*	1,927	117

		32,185

Telecommunication Services — 1.6%
AT&T	165,431	5,876
CenturyLink	14,530	427
Frontier Communications	28,842	143
Level 3 Communications*	7,900	416
Verizon Communications	238,899	11,135
Vodafone Group PLC	592,363	2,139

		20,136

Utilities — 1.3%
AES	18,437	244
AGL Resources	3,207	149
Ameren	6,923	261
American Electric Power	13,249	702
CenterPoint Energy	11,447	218
CMS Energy	7,264	231
Consolidated Edison	7,511	435
Dominion Resources	15,312	1,024
DTE Energy	4,908	366
Duke Energy	56,020	3,956
Edison International	8,868	493
Entergy	4,954	349
Eversource Energy	8,849	402
Exelon	23,294	732
FirstEnergy	10,729	349
NextEra Energy	11,551	1,132
NiSource	8,046	367
NRG Energy	8,964	205
Pepco Holdings	6,635	179
PG&E	12,283	603
Pinnacle West Capital	2,892	165
PPL	17,199	507

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Large Cap Equity Fund

Description	Shares	Value (000)

Public Service Enterprise Group	12,982	$510
SCANA	3,745	190
Sempra Energy	6,296	623
Southern	23,637	990
TECO Energy	7,111	126
WEC Energy Group	8,421	379
Xcel Energy	12,968	417

		16,304

Total Common Stock (Cost $1,100,773) (000)		1,215,022

PREFERRED STOCK — 0.3%
Air BNB* (A)	11,406	1,062
Dropbox, Cl A* (A)	29,866	571
Dropbox, Cl C* (A)	1,097	21
Flipkart Online Services*	2,120	302
Flipkart Online Services* (A)	3,616	433
Uber Technologies* (A)	21,072	702
United Technologies, 7.500%	3,560	204

		3,295

Total Preferred Stock (Cost $2,661) (000)		3,295

SHORT-TERM INVESTMENT (B) — 1.1%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	13,219,462	13,219

Total Short-Term Investment (Cost $13,219) (000)		13,219

Total Investments — 99.6% (Cost $1,116,653) (000)		$1,231,536

Percentages are based on net assets of $1,237,343 (000).

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
S&P 500 Index E-MINI	69	Sep-2015	$(96)

For the period ended June 30, 2015, the monthly average notional value of futures contracts held was $10,349 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2015, was $2,789 (000) and represented 0.23% of net assets.
(B)	The rate reported is the 7-day effective yield as of June 30, 2015.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

S&P — Standard & Poors

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
Common Stock	$1,215,022	$—	$—	$1,215,022
Preferred Stock	204	302	2,789	3,295
Short-Term Investment	13,219	—	—	13,219

Total Investments in Securities	$1,228,445	$302	$2,789	$1,231,536

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$(96)	$—	$—	$(96)

Total Other Financial Instruments	$(96)	$—	$—	$(96)

†	Futures contracts are valued at the unrealized appreciation on the instrument.
^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments in at the beginning and/or end of the period in relation to net assets.

For the period ended June 30, 2015, there were transfers between Level 1 and Level 2 assets and liabilities. The transfers between Level 1 and Level 2 were due to changes in the availability of observable inputs to determine fair value. For the period ended June 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 96.7%
Consumer Discretionary — 17.1%
1-800-Flowers.com, Cl A*	166,322	$1,739
2U*	1,800	58
Abercrombie & Fitch, Cl A	56,142	1,208
AMC Entertainment Holdings, Cl A	1,700	52
AMC Networks, Cl A*	29,800	2,439
American Axle & Manufacturing Holdings*	5,430	114
American Eagle Outfitters	94,900	1,634
American Public Education*	1,300	33
America’s Car-Mart*	600	30
ANN*	3,464	167
Apollo Education Group, Cl A*	7,000	90
Arctic Cat	900	30
Asbury Automotive Group*	1,989	180
Ascena Retail Group*	66,800	1,113
Ascent Capital Group, Cl A*	1,108	47
Barnes & Noble*	3,297	86
Bassett Furniture Industries	800	23
Beazer Homes USA*	143,593	2,866
bebe stores	3,200	6
Belmond, Cl A*	7,410	93
Big 5 Sporting Goods	1,400	20
Big Lots	63,125	2,841
Biglari Holdings*	134	55
BJ’s Restaurants*	1,761	85
Black Diamond*	1,800	17
Bloomin’ Brands	9,313	199
Blue Nile*	886	27

Description	Shares	Value (000)

Bob Evans Farms	1,731	$88
Bojangles’*	600	14
Boot Barn Holdings*	500	16
Boyd Gaming*	6,076	91
Bravo Brio Restaurant Group*	76,500	1,037
Bridgepoint Education*	1,200	11
Bright Horizons Family Solutions*	2,800	162
Buckle	2,200	101
Buffalo Wild Wings*	1,427	224
Build-A-Bear Workshop, Cl A*	1,000	16
Burlington Stores*	18,739	959
Caesars Acquisition, Cl A*	3,900	27
Caesars Entertainment*	4,400	27
Caleres	3,496	111
Callaway Golf	6,098	55
Capella Education	900	48
Career Education*	5,800	19
Carmike Cinemas*	63,354	1,681
Carriage Services, Cl A	1,300	31
Carrols Restaurant Group*	2,900	30
Carter’s	20,900	2,222
Cato, Cl A	1,900	74
Cavco Industries*	700	53
Central European Media Enterprises, Cl A*	4,900	11
Century Communities*	1,100	22
Cheesecake Factory	3,663	200
Chegg*	130,173	1,021
Cherokee	600	17
Chico’s FAS	134,312	2,234
Children’s Place	10,600	693
Christopher & Banks*	2,800	11
Churchill Downs	1,007	126
Chuy’s Holdings*	132,303	3,544
Citi Trends*	1,300	31
ClubCorp Holdings	70,506	1,684
Collectors Universe	400	8
Columbia Sportswear	15,250	922
Conn’s*	2,160	86
Container Store Group*	1,500	25
Cooper Tire & Rubber	4,274	145
Cooper-Standard Holding*	1,100	68
Core-Mark Holding	1,856	110
Cracker Barrel Old Country Store	1,417	211
Crocs*	5,990	88
Crown Media Holdings, Cl A*	2,800	13
CSS Industries	800	24

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Ctrip.com International ADR*	5,604	$407
Culp	700	22
Cumulus Media, Cl A*	12,400	25
Daily Journal*	50	10
Dana Holding	12,272	253
Darden Restaurants	11,800	839
Dave & Buster’s Entertainment*	42,275	1,526
Deckers Outdoor*	2,600	187
Del Frisco’s Restaurant Group*	170,812	3,182
Denny’s*	6,884	80
Destination XL Group*	2,800	14
DeVry Education Group	66,853	2,004
Diamond Resorts International*	2,834	89
DineEquity	1,300	129
Dixie Group*	173,555	1,822
Dorman Products*	2,134	102
DreamWorks Animation SKG, Cl A*	5,700	150
Drew Industries	1,882	109
DSW, Cl A	26,600	888
El Pollo Loco Holdings*	700	14
Eldorado Resorts*	101,813	796
Empire Resorts*	900	5
Entercom Communications, Cl A*	2,100	24
Entravision Communications, Cl A	102,274	842
Eros International, Cl A*	1,700	43
Escalade	800	15
Ethan Allen Interiors	2,081	55
Etsy*	1,400	20
EVINE Live*	3,600	10
EW Scripps, Cl A	4,326	99
Expedia	11,700	1,279
Express*	6,745	122
Federal-Mogul Holdings*	2,600	30
Fiesta Restaurant Group*	2,115	106
Finish Line, Cl A	3,400	95
Five Below*	4,163	165
Flexsteel Industries	400	17
Foot Locker	26,400	1,769
Fox Factory Holding*	900	14
Francesca’s Holdings*	3,300	44
Fred’s, Cl A	92,577	1,786
FTD*	1,500	42
Genesco*	1,889	125
Gentherm*	2,804	154
G-III Apparel Group*	64,036	4,504
Global Eagle Entertainment*	3,300	43
GNC Holdings, Cl A	60,840	2,705

Description	Shares	Value (000)

GoPro, Cl A*	26,200	$1,381
Graham Holdings, Cl B	2,690	2,893
Grand Canyon Education*	3,644	155
Gray Television*	4,500	71
Group 1 Automotive	1,699	154
Guess?	4,896	94
Habit Restaurants, Cl A*	30,458	953
Hanesbrands	45,060	1,501
Harman International Industries	23,603	2,808
Harte-Hanks	4,173	25
Haverty Furniture	1,600	35
Helen of Troy*	17,201	1,677
Hemisphere Media Group, Cl A*	700	8
Hibbett Sports*	2,000	93
Hooker Furniture	800	20
Houghton Mifflin Harcourt*	10,279	259
Hovnanian Enterprises, Cl A*	9,898	26
HSN	21,423	1,504
Iconix Brand Group*	3,823	95
IMAX*	44,950	1,810
Installed Building Products*	1,400	34
International Speedway, Cl A	2,200	81
Interval Leisure Group	3,200	73
Intrawest Resorts Holdings*	1,100	13
iRobot*	2,350	75
Isle of Capri Casinos*	1,800	33
Jack in the Box	31,963	2,818
JAKKS Pacific*	1,500	15
Jamba*	1,200	19
Jarden*	37,991	1,966
John Wiley & Sons, Cl A	17,800	968
Johnson Outdoors, Cl A	400	9
Journal Media Group	1,507	12
K12*	2,700	34
KB Home	6,054	100
Kirkland’s	78,136	2,178
Krispy Kreme Doughnuts*	118,955	2,291
La Quinta Holdings*	7,000	160
Lands’ End*	1,400	35
La-Z-Boy, Cl Z	3,797	100
LGI Homes*	1,200	24
Libbey	1,710	71
Liberty Tax	400	10
Liberty TripAdvisor Holdings, Cl A*	5,600	180
LifeLock*	6,995	115
Lifetime Brands	900	13
Lithia Motors, Cl A	1,735	196

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Loral Space & Communications*	1,000	$63
Lumber Liquidators Holdings*	2,149	45
M/I Homes*	46,436	1,146
Malibu Boats, Cl A*	104,190	2,092
Marcus	1,500	29
Marine Products	600	4
MarineMax*	72,533	1,705
Marriott Vacations Worldwide	1,889	173
Martha Stewart Living Omnimedia, Cl A*	2,400	15
Mattress Firm Holding*	1,500	91
MDC Holdings	3,087	93
MDC Partners, Cl A	3,355	66
Media General*	6,389	106
Men’s Wearhouse	36,209	2,319
Meredith	2,813	147
Meritage Homes*	3,087	145
Metaldyne Performance Group	44,700	810
Modine Manufacturing*	3,812	41
Mohawk Industries*	7,200	1,374
Monarch Casino & Resort*	700	14
Monro Muffler Brake	2,433	151
Morgans Hotel Group*	2,400	16
Motorcar Parts of America*	1,400	42
Movado Group	40,751	1,107
NACCO Industries, Cl A	400	24
National CineMedia	73,029	1,166
Nautilus*	2,500	54
New Home*	700	12
New Media Investment Group	58,760	1,054
New York Times, Cl A	10,289	140
Newell Rubbermaid	42,600	1,751
Nexstar Broadcasting Group, Cl A	2,395	134
Noodles, Cl A*	800	12
Nutrisystem	2,300	57
Orbitz Worldwide*	8,300	95
Outerwall	1,426	109
Overstock.com*	1,000	23
Oxford Industries	27,556	2,410
Papa John’s International	2,200	166
Papa Murphy’s Holdings*	400	8
Party City Holdco*	1,800	36
Penn National Gaming*	246,854	4,529
Pep Boys-Manny Moe & Jack*	4,188	51
Performance Sports Group*	3,300	59
Perry Ellis International*	49,674	1,181
PetMed Express	1,500	26

Description	Shares	Value (000)

Pier 1 Imports	30,532	$386
Pinnacle Entertainment*	4,616	172
Pool	3,230	226
Popeyes Louisiana Kitchen*	49,620	2,977
Potbelly*	38,875	476
Quiksilver*	11,800	8
Reading International, Cl A*	57,927	802
Red Robin Gourmet Burgers*	10,450	897
Regis*	3,000	47
Remy International*	2,100	46
Rent-A-Center, Cl A	4,200	119
Rentrak*	800	56
Restoration Hardware Holdings*	2,410	235
Ruby Tuesday*	5,200	33
Ruth’s Hospitality Group	2,800	45
Ryland Group	3,665	170
Saga Communications, Cl A	300	11
Sally Beauty Holdings*	27,175	858
Scholastic	2,100	93
Scientific Games, Cl A*	3,958	62
SeaWorld Entertainment	148,070	2,730
Select Comfort*	3,887	117
Sequential Brands Group*	1,300	20
SFX Entertainment*	3,200	14
Shake Shack, Cl A*	400	24
Shoe Carnival	1,165	34
Shutterfly*	2,821	135
Signet Jewelers	10,700	1,372
Sinclair Broadcast Group, Cl A	4,909	137
Sizmek*	1,700	12
Skullcandy*	1,600	12
Smith & Wesson Holding*	4,445	74
Sonic	3,900	112
Sonic Automotive, Cl A	2,431	58
Sotheby’s	29,870	1,351
Speedway Motorsports	900	20
Sportsman’s Warehouse Holdings*	600	7
Stage Stores	20,181	354
Standard Motor Products	1,614	57
Standard Pacific*	148,575	1,324
Stein Mart	184,406	1,931
Steiner Leisure*	1,000	54
Steven Madden*	49,665	2,125
Stoneridge*	2,400	28
Strattec Security	272	19
Strayer Education*	908	39
Sturm Ruger	1,489	85

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Superior Industries International	1,831	$34
Systemax*	1,100	10
Taylor Morrison Home, Cl A*	2,400	49
Tenneco*	4,608	264
Texas Roadhouse, Cl A	5,260	197
Tile Shop Holdings*	77,550	1,100
Tilly’s, Cl A*	900	9
Time	8,185	188
Tower International*	1,554	40
Townsquare Media, Cl A*	900	12
Tractor Supply	19,300	1,736
Travelport Worldwide	7,884	109
TRI Pointe Homes*	11,443	175
Tribune Publishing	1,900	30
Tuesday Morning*	3,400	38
Tumi Holdings*	4,100	84
UCP, Cl A*	54,349	412
Ulta Salon Cosmetics & Fragrance*	15,740	2,430
Under Armour, Cl A*	21,183	1,768
Unifi*	1,198	40
Universal Electronics*	1,300	65
Universal Technical Institute	1,600	14
Vail Resorts	2,754	301
Vera Bradley*	1,900	21
Vince Holding*	800	10
Vitamin Shoppe*	2,305	86
VOXX International, Cl A*	1,400	12
Wayfair, Cl A*	1,500	56
WCI Communities*	1,000	24
Weight Watchers International*	2,400	12
Wendy’s	106,675	1,203
West Marine*	1,300	13
Weyco Group	500	15
William Lyon Homes, Cl A*	1,300	33
Winmark	100	10
Winnebago Industries	2,100	50
Wolverine World Wide	7,907	225
World Wrestling Entertainment, Cl A	57,700	952
ZAGG*	2,100	17
Zoe’s Kitchen*	1,400	57
zulily, Cl A*	4,800	63
Zumiez*	1,670	44

		144,452

Consumer Staples – 2.0%
Alico	200	9
Andersons	54,749	2,135

Description	Shares	Value (000)

B&G Foods	4,507	$129
Boston Beer, Cl A*	679	158
Boulder Brands*	5,100	35
Calavo Growers	1,100	57
Cal-Maine Foods	2,400	125
Casey’s General Stores	2,956	283
Central Garden & Pet, Cl A*	3,100	35
Chefs’ Warehouse*	51,300	1,090
Coca-Cola Bottling Consolidated	300	45
Coty, Cl A	18,300	585
Craft Brew Alliance*	900	10
Darling Ingredients*	12,397	182
Dean Foods	7,455	121
Diamond Foods*	1,700	53
Elizabeth Arden*	2,225	32
Fairway Group Holdings, Cl A*	1,700	6
Farmer Bros*	500	12
Fresh Del Monte Produce	2,500	97
Fresh Market*	3,300	106
Freshpet*	30,745	572
Herbalife*	16,500	908
HRG Group*	5,821	76
Ingles Markets, Cl A	900	43
Inter Parfums	1,287	44
Inventure Foods*	66,896	679
J&J Snack Foods	1,180	131
John B Sanfilippo & Son	700	36
Lancaster Colony	1,441	131
Landec*	2,200	32
Lifeway Foods*	300	6
Limoneira	900	20
Medifast*	1,000	32
National Beverage*	1,000	22
Natural Grocers by Vitamin Cottage*	700	17
Natural Health Trends	600	25
Nature’s Sunshine Products	800	11
Nu Skin Enterprises, Cl A	13,800	650
Nutraceutical International*	600	15
Oil-Dri Corp of America	300	9
Omega Protein*	1,700	23
Orchids Paper Products	700	17
Post Holdings*	4,093	221
PriceSmart	1,452	132
Revlon, Cl A*	900	33
Rite Aid*	137,545	1,149
Sanderson Farms	1,626	122
Seaboard*	19	68

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Seneca Foods, Cl A*	700	$19
Smart & Final Stores*	1,200	21
Snyder’s-Lance	47,799	1,542
SpartanNash	2,941	96
SUPERVALU*	19,525	158
Synutra International*	1,100	8
Tootsie Roll Industries	1,542	50
TreeHouse Foods*	3,313	268
United Natural Foods*	3,729	237
Universal	21,279	1,220
USANA Health Sciences*	400	55
Vector Group	6,025	141
Village Super Market, Cl A	500	16
WD-40	1,087	95
Weis Markets	897	38
WhiteWave Foods, Cl A*	45,940	2,247

		16,740

Energy — 4.2%
Abraxas Petroleum*	7,700	23
Adams Resources & Energy	200	9
Alon USA Energy	2,200	42
Approach Resources*	3,300	23
Ardmore Shipping	141,997	1,720
Atwood Oceanics	4,800	127
Basic Energy Services*	2,700	20
Bill Barrett*	119,020	1,022
Bonanza Creek Energy*	3,075	56
Bristow Group	16,067	856
C&J Energy Services*	3,800	50
Callon Petroleum*	45,900	382
Capital Product Partners (A)	114,400	893
CARBO Ceramics	79,229	3,299
Carrizo Oil & Gas*	3,865	190
Clayton Williams Energy*	500	33
Clean Energy Fuels*	5,852	33
Cloud Peak Energy*	5,201	24
Comstock Resources	34,000	113
Contango Oil & Gas*	1,241	15
Delek US Holdings	4,300	158
DHT Holdings	7,300	57
Dorian LPG*	1,800	30
Eclipse Resources*	2,500	13
Energy Fuels*	3,000	13
Energy XXI	7,788	20
Era Group*	1,600	33
Evolution Petroleum	1,500	10

Description	Shares	Value (000)

EXCO Resources	12,700	$15
Exterran Holdings	5,152	168
FMSA Holdings*	4,699	38
Forum Energy Technologies*	4,400	89
Frontline*	6,600	16
GasLog	3,327	66
Gastar Exploration*	245,619	759
Geospace Technologies*	1,114	26
Green Plains	59,195	1,631
Gulfmark Offshore, Cl A	2,155	25
Gulfport Energy*	20,000	805
Halcon Resources*	22,100	26
Hallador Energy	800	7
Helix Energy Solutions Group*	8,171	103
Hornbeck Offshore Services*	2,300	47
Independence Contract Drilling*	600	5
ION Geophysical*	10,870	12
Isramco*	39	5
Jones Energy, Cl A*	64,121	580
Key Energy Services*	11,450	21
Magnum Hunter Resources*	191,166	357
Matador Resources*	37,125	928
Matrix Service*	2,100	38
McDermott International*	18,384	98
Natural Gas Services Group*	1,000	23
Navios Maritime Acquisition	6,900	25
Newpark Resources*	6,698	54
Nordic American Offshore	1,500	12
Nordic American Tankers	6,900	98
North Atlantic Drilling	4,800	6
Northern Oil and Gas*	5,000	34
Oasis Petroleum*	10,400	165
Oceaneering International	22,500	1,048
Oil States International*	3,900	145
Pacific Ethanol*	2,000	21
Panhandle Oil and Gas, Cl A	1,200	25
Par Petroleum*	1,100	21
Parker Drilling*	9,402	31
Parsley Energy, Cl A*	6,188	108
Patterson-UTI Energy	174,046	3,276
PDC Energy*	3,125	168
Peabody Energy	20,400	45
Penn Virginia*	124,124	544
PHI*	1,000	30
Pioneer Energy Services*	5,274	33
Precision Drilling	316,121	2,125

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Renewable Energy Group*	2,600	$30
Resolute Energy*	110,100	106
REX American Resources*	500	32
Rex Energy*	153,429	858
RigNet*	900	28
Ring Energy*	56,800	636
Rosetta Resources*	31,574	731
RSP Permian*	4,100	115
Sanchez Energy*	153,857	1,508
SandRidge Energy*	31,200	27
Scorpio Tankers	13,775	139
SEACOR Holdings*	1,400	99
SemGroup, Cl A	3,323	264
Seventy Seven Energy*	4,000	17
Ship Finance International	4,600	75
Solazyme*	6,500	20
Stone Energy*	4,344	55
Superior Energy Services	142,225	2,993
Synergy Resources*	7,700	88
Teekay Tankers, Cl A	6,600	44
Tesco	2,900	32
TETRA Technologies*	6,131	39
Tidewater	60,730	1,380
TransAtlantic Petroleum*	2,200	11
Triangle Petroleum*	3,200	16
Ultra Petroleum*	171,130	2,142
Unit*	3,800	103
US Silica Holdings	4,227	124
W&T Offshore	2,600	14
Western Refining	5,297	231
Westmoreland Coal*	1,324	28

		35,151

Financials — 19.8%
1st Source	1,200	41
Acadia Realty Trust‡	5,300	154
Agree Realty‡	1,400	41
Alexander & Baldwin	3,753	148
Alexander’s ‡	175	72
Altisource Asset Management*	65	9
Altisource Portfolio Solutions*	1,064	33
Altisource Residential‡	4,500	76
Ambac Financial Group*	3,600	60
American Assets Trust‡	2,838	111
American Capital Mortgage Investment‡	4,100	66
American Equity Investment Life Holding	45,750	1,234

Description	Shares	Value (000)

American Financial Group	43,995	$2,861
American National Bankshares	800	19
American Residential Properties‡	2,400	44
Ameris Bancorp	2,300	58
AMERISAFE	1,466	69
Ames National	700	18
Anchor BanCorp Wisconsin*	500	19
Anworth Mortgage Asset‡	8,498	42
Apollo Commercial Real Estate Finance‡	4,636	76
Apollo Residential Mortgage‡	2,500	37
Ares Commercial Real Estate‡	2,400	27
Argo Group International Holdings	2,099	117
Arlington Asset Investment, Cl A	1,700	33
Armada Hoffler Properties‡	2,000	20
ARMOUR Residential‡	28,903	81
Arrow Financial	910	25
Ashford*	44	4
Ashford Hospitality Prime‡	1,800	27
Ashford Hospitality Trust‡	6,533	55
Associated Estates Realty‡	4,442	127
Assured Guaranty	31,100	746
Astoria Financial	47,984	662
Atlas Financial Holdings*	900	18
AV Homes*	900	13
Baldwin & Lyons, Cl B	700	16
Banc of California	2,900	40
BancFirst	600	39
Banco Latinoamericano de Comercio Exterior, Cl E	2,400	77
Bancorp*	68,713	638
BancorpSouth	7,544	194
Bank Mutual	3,900	30
Bank of Hawaii	46,020	3,069
Bank of Marin Bancorp	500	25
Bank of the Ozarks	34,405	1,574
BankFinancial	1,600	19
Banner	1,616	77
Bar Harbor Bankshares	400	14
BBCN Bancorp	6,236	92
BBX Capital, Cl A*	519	8
Beneficial Bancorp*	6,139	77
Berkshire Hills Bancorp	33,607	957
BGC Partners, Cl A	13,453	118
Blue Hills Bancorp*	2,400	34
Bluerock Residential Growth, Cl A‡	1,300	16
BNC Bancorp	35,963	695

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

BofI Holding*	1,200	$127
Boston Private Financial Holdings	6,174	83
Bridge Bancorp	57,144	1,525
Bridge Capital Holdings*	700	21
Brookline Bancorp	132,784	1,499
Bryn Mawr Bank	1,300	39
C1 Financial*	200	4
Calamos Asset Management, Cl A	1,300	16
Camden National	500	19
Campus Crest Communities‡	101,225	561
Capital Bank Financial, Cl A*	83,848	2,437
Capital City Bank Group	800	12
Capitol Acquisition II*	84,684	893
Capitol Federal Financial	10,485	126
Capstead Mortgage‡	7,300	81
Cardinal Financial	21,995	479
CareTrust‡	2,037	26
Cascade Bancorp*	2,506	13
Cash America International	2,300	60
CatchMark Timber Trust, Cl A‡	2,900	34
Cathay General Bancorp	6,211	202
Cedar Realty Trust‡	7,025	45
CenterState Banks	34,911	472
Central Pacific Financial	1,200	29
Century Bancorp, Cl A	300	12
Chambers Street Properties‡	17,721	141
Charter Financial	1,159	14
Chatham Lodging Trust‡	3,000	79
Chemical Financial	56,755	1,876
Chesapeake Lodging Trust‡	4,479	137
CIFC	300	2
Citizens, Cl A*	3,800	28
Citizens & Northern	900	18
City Holding	1,237	61
Clifton Bancorp	2,189	31
CNB Financial	1,200	22
CNO Financial Group	14,726	270
CoBiz Financial	189,573	2,478
Cohen & Steers	1,500	51
Colony Capital, Cl A‡	8,300	188
Columbia Banking System	69,912	2,275
Commerce Bancshares	66,534	3,112
Community Bank System	3,254	123
Community Trust Bancorp	1,188	41
CommunityOne Bancorp*	900	10
ConnectOne Bancorp	1,760	38
Consolidated-Tomoka Land	300	17

Description	Shares	Value (000)

CorEnergy Infrastructure Trust‡	4,000	$25
CoreSite Realty‡	1,700	77
Cousins Properties‡	16,178	168
Cowen Group, Cl A*	9,004	58
Crawford, Cl B	2,200	19
CU Bancorp*	800	18
CubeSmart‡	12,626	292
Customers Bancorp*	67,292	1,809
CVB Financial	16,201	285
CyrusOne‡	4,008	118
CYS Investments‡	11,704	90
DCT Industrial Trust‡	6,395	201
Diamond Hill Investment Group	200	40
DiamondRock Hospitality‡	15,554	199
Dime Community Bancshares	2,543	43
Donegal Group, Cl A	700	11
DuPont Fabros Technology‡	4,930	145
Dynex Capital‡	4,600	35
Eagle Bancorp*	109,210	4,802
East West Bancorp	18,365	823
Easterly Government Properties‡	1,200	19
EastGroup Properties‡	2,493	140
Education Realty Trust‡	3,685	116
eHealth*	1,500	19
EMC Insurance Group	450	11
Employers Holdings	2,300	52
Encore Capital Group*	2,000	85
Enova International*	1,972	37
Enstar Group*	700	108
Enterprise Bancorp	600	14
Enterprise Financial Services	1,500	34
EPR Properties‡	4,282	235
Equity One‡	5,200	121
Essent Group*	4,117	113
EverBank Financial	7,041	138
Evercore Partners, Cl A	2,563	138
Excel Trust‡	4,933	78
Ezcorp, Cl A*	3,900	29
Farmers Capital Bank*	500	14
FBL Financial Group, Cl A	800	46
FCB Financial Holdings, Cl A*	2,100	67
Federal Agricultural Mortgage, Cl C	900	26
Federated National Holding	1,000	24
FelCor Lodging Trust‡	10,972	108
Fidelity & Guaranty Life	42,100	995
Fidelity Southern	1,312	23
Fifth Street Asset Management, Cl A	300	3

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Financial Engines	4,035	$171
Financial Institutions	1,200	30
First American Financial	8,326	310
First Bancorp	2,300	41
First BanCorp*	8,600	41
First Busey	5,609	37
First Business Financial Services	300	14
First Cash Financial Services*	2,117	97
First Citizens BancShares, Cl A	544	143
First Commonwealth Financial	6,738	65
First Community Bancshares	1,300	24
First Connecticut Bancorp	1,356	22
First Defiance Financial	700	26
First Financial	900	32
First Financial Bancorp	119,280	2,140
First Financial Bankshares	4,842	168
First Industrial Realty Trust‡	8,577	161
First Interstate BancSystem, Cl A	1,500	42
First Merchants	37,326	922
First Midwest Bancorp	96,222	1,825
First NBC Bank Holding*	54,620	1,966
First Niagara Financial Group	333,530	3,149
First of Long Island	1,046	29
First Potomac Realty Trust‡	4,618	48
FirstMerit	12,470	260
Flagstar Bancorp*	1,600	30
Flushing Financial	2,486	52
FNB	233,008	3,338
FNFV Group*	5,900	91
Forestar Group*	2,722	36
Fox Chase Bancorp	800	14
Franklin Street Properties‡	6,851	77
FRP Holdings*	500	16
Fulton Financial	13,200	172
GAIN Capital Holdings	1,700	16
GAMCO Investors, Cl A	500	34
GEO Group‡	5,752	196
German American Bancorp	1,000	29
Getty Realty‡	2,006	33
Glacier Bancorp	5,849	172
Gladstone Commercial‡	1,500	25
Global Indemnity, Cl A*	700	20
Government Properties Income Trust‡	5,500	102
Gramercy Property Trust‡	4,575	107
Great Ajax‡	500	7
Great Southern Bancorp	800	34

Description	Shares	Value (000)

Great Western Bancorp	37,688	$909
Green Bancorp*	300	5
Green Dot, Cl A*	3,400	65
Greenhill	13,614	563
Greenlight Capital, Cl A*	2,251	66
Guaranty Bancorp	1,100	18
Hallmark Financial Services*	1,100	13
Hampton Roads Bankshares*	2,000	4
Hancock Holding	57,633	1,839
Hanmi Financial	2,483	62
Hannon Armstrong Sustainable Infrastructure Capital‡	96,354	1,933
Hatteras Financial‡	7,600	124
HCI Group	700	31
Healthcare Realty Trust‡	7,647	178
Heartland Financial USA	1,300	48
Heritage Commerce	1,400	13
Heritage Financial	120,667	2,156
Heritage Financial Group	600	18
Heritage Insurance Holdings*	1,800	41
Heritage Oaks Bancorp	1,900	15
Hersha Hospitality Trust, Cl A‡	3,600	92
HFF, Cl A	2,621	109
Highwoods Properties‡	7,164	286
Hilltop Holdings*	5,799	140
Home BancShares	4,263	156
HomeStreet*	1,800	41
HomeTrust Bancshares*	1,800	30
Horace Mann Educators	87,970	3,199
Horizon Bancorp	700	17
Hudson Pacific Properties‡	5,774	164
Hudson Valley Holding	1,200	34
IBERIABANK	31,305	2,136
Independence Holding	500	7
Independence Realty Trust‡	1,700	13
Independent Bank	69,265	3,185
Independent Bank Group	700	30
Infinity Property & Casualty	14,671	1,113
InfraREIT‡	1,700	48
Inland Real Estate‡	6,917	65
International Bancshares	4,081	110
International. FCStone*	1,100	37
Invesco Mortgage Capital‡	9,152	131
Investment Technology Group	2,800	69
Investors Bancorp	26,153	322
Investors Real Estate Trust‡	8,906	64
iStar Financial‡ *	6,678	89

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

James River Group Holdings	800	$21
Janus Capital Group	10,987	188
JG Wentworth, Cl A*	800	7
Kansas City Life Insurance	300	14
KCG Holdings, Cl A*	3,624	45
Kearny Financial*	6,933	77
Kemper	3,313	128
Kennedy-Wilson Holdings	6,920	170
Kite Realty Group Trust‡	6,218	152
Ladder Capital, Cl A‡	2,900	50
Ladenburg Thalmann Financial Services*	8,400	29
Lakeland Bancorp	2,889	34
Lakeland Financial	1,300	56
LaSalle Hotel Properties‡	8,693	308
LegacyTexas Financial Group	83,066	2,509
LendingTree*	500	39
Lexington Realty Trust‡	16,024	136
LTC Properties‡	2,800	116
Mack-Cali Realty‡	7,064	130
Maiden Holdings	3,934	62
MainSource Financial Group	1,600	35
Marcus & Millichap*	1,000	46
MarketAxess Holdings	12,688	1,176
Marlin Business Services	800	14
MB Financial	20,044	690
MBIA*	11,600	70
Meadowbrook Insurance Group	3,600	31
Medical Properties Trust‡	75,989	996
Medley Management, Cl A	300	4
Mercantile Bank	1,300	28
Merchants Bancshares	300	10
Meridian Bancorp*	4,034	54
Meta Financial Group	600	26
Metro Bancorp	800	21
MGIC Investment*	165,235	1,880
MidWestOne Financial Group	500	16
Moelis, Cl A	1,300	37
Monmouth Real Estate Investment, Cl A‡	4,560	44
Monogram Residential Trust‡	12,400	112
Montpelier Re Holdings	2,700	107
Mortgage Investment Trust‡	2,300	40
National Bank Holdings, Cl A	224,563	4,679
National Bankshares	500	15
National General Holdings	2,900	60
National Health Investors‡	2,899	181

Description	Shares	Value (000)

National Interstate	500	$14
National Penn Bancshares	163,946	1,849
National Storage Affiliates Trust‡	1,600	20
National Western Life Insurance, Cl A	193	46
Nationstar Mortgage Holdings*	2,900	49
Navigators Group*	787	61
NBT Bancorp	3,422	90
Nelnet, Cl A	1,659	72
New Residential Investment‡	232,739	3,548
New Senior Investment Group‡	4,900	66
New York‡	12,100	120
New York Mortgage Trust‡	8,010	60
NewBridge Bancorp	2,756	25
NewStar Financial*	2,200	24
NexPoint Residential Trust‡	1,300	17
NMI Holdings, Cl A*	4,300	34
Northfield Bancorp	47,666	717
Northwest Bancshares	119,323	1,530
OceanFirst Financial	1,000	19
Ocwen Financial*	8,000	82
OFG Bancorp	34,583	369
Old National Bancorp	161,629	2,337
OM Asset Management	1,900	34
On Deck Capital*	1,000	12
One Liberty Properties‡	1,000	21
OneBeacon Insurance Group, Cl A	1,925	28
Oppenheimer Holdings, Cl A	704	19
Opus Bank	700	25
Orchid Island Capital, Cl A‡	1,300	15
Oritani Financial	3,559	57
Outfront Media‡	99,992	2,525
Pacific Continental	1,500	20
Pacific Premier Bancorp*	1,600	27
PacWest Bancorp	25,016	1,170
Palmetto Bancshares	300	6
Park National	989	86
Park Sterling	307,088	2,211
Parkway Properties‡	6,341	111
Patriot National*	800	13
Peapack Gladstone Financial	1,200	27
Pebblebrook Hotel Trust‡	5,524	237
Penns Woods Bancorp	352	16
Pennsylvania‡	5,138	110
PennyMac Financial Services, Cl A*	1,100	20
PennyMac Mortgage Investment Trust‡	5,867	102
Peoples Bancorp	1,300	30

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Peoples Financial Services	600	$24
PHH*	3,717	97
Physicians Realty Trust‡	5,500	84
PICO Holdings*	1,900	28
Pinnacle Financial Partners	2,800	152
Piper Jaffray*	1,300	57
Potlatch‡	3,246	115
PRA Group*	3,661	228
Preferred Apartment Communities, Cl A‡	1,500	15
Preferred Bank	1,000	30
Primerica	54,730	2,501
PrivateBancorp	64,022	2,549
ProAssurance	47,666	2,203
Prosperity Bancshares	5,279	305
Provident Financial Services	55,535	1,055
PS Business Parks‡	1,485	107
Pzena Investment Management, Cl A	800	9
QCR Holdings	800	17
QTS Realty Trust*	40,600	1,481
Radian Group	94,843	1,779
RAIT Financial Trust‡	6,800	42
Ramco-Gershenson Properties Trust‡	5,930	97
RCS Capital, Cl A	3,500	27
RE/MAX Holdings, Cl A	5,786	206
Redwood Trust‡	6,700	105
Regional Management*	900	16
Renasant	2,467	80
Republic Bancorp, Cl A	700	18
Resource America, Cl A	1,100	9
Resource Capital‡	10,633	41
Retail Opportunity Investments‡	7,200	112
Rexford Industrial Realty‡	4,600	67
RLI	3,196	164
RLJ Lodging Trust‡	9,903	295
Rouse Properties‡	2,800	46
Ryman Hospitality Properties‡	3,269	174
S&T Bancorp	2,574	76
Sabra Health Care‡	4,700	121
Safeguard Scientifics*	1,600	31
Safety Insurance Group	1,003	58
Sandy Spring Bancorp	2,070	58
Saul Centers‡	800	39
Sberbank of Russia Via SB Capital* (B)	1,600	25
Select Income‡	4,688	97
Selective Insurance Group	4,348	122
ServisFirst Bancshares	1,600	60

Description	Shares	Value (000)

Sierra Bancorp	800	$14
Signature Bank*	35,327	5,173
Silver Bay Realty Trust‡	3,000	49
Simmons First National, Cl A	2,254	105
South State	1,900	144
Southside Bancshares	2,028	59
Southwest Bancorp	91,100	1,695
Sovran Self Storage‡	2,692	234
Square 1 Financial, Cl A*	37,200	1,017
St. Joe*	5,079	79
STAG Industrial‡	35,870	717
Starwood Waypoint Residential Trust‡	2,996	71
State Auto Financial	1,300	31
State Bank Financial	80,609	1,749
State National	1,900	21
Sterling Bancorp	37,358	549
Stewart Information Services	6,489	258
Stifel Financial*	5,210	301
Stock Yards Bancorp	1,200	45
Stonegate Bank	57,098	1,694
Stonegate Mortgage*	60,375	608
STORE Capital‡	2,600	52
Strategic Hotels & Resorts‡ *	20,970	254
Suffolk Bancorp	1,000	26
Summit Hotel Properties‡	6,800	88
Sun Bancorp*	740	14
Sun Communities‡	3,495	216
Sunstone Hotel Investors‡	15,977	240
Susquehanna Bancshares	13,651	193
Symetra Financial	118,613	2,867
Talmer Bancorp, Cl A	147,497	2,471
Tejon Ranch*	1,000	26
Terreno Realty‡	3,400	67
Territorial Bancorp	684	17
Texas Capital Bancshares*	12,051	750
Third Point Reinsurance*	6,317	93
Tiptree Financial	500	4
Tompkins Financial	1,191	64
Towne Bank	3,460	56
Trade Street Residential‡	1,400	9
TriCo Bancshares	1,800	43
TriState Capital Holdings*	146,462	1,894
Triumph Bancorp*	700	9
TrustCo Bank	7,370	52
Trustmark	38,768	968
UMB Financial	2,971	169

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

UMH Properties‡	1,700	$17
Umpqua Holdings	71,431	1,285
Union Bankshares	58,666	1,363
United Bankshares	5,331	214
United Community Banks	4,000	83
United Community Financial	3,800	20
United Development Funding IV‡	2,200	38
United Financial Bancorp	3,951	53
United Fire Group	1,600	52
United Insurance Holdings	1,100	17
Universal Health Realty Income Trust‡	998	46
Universal Insurance Holdings	2,447	59
Univest Corp of Pennsylvania	1,334	27
Urban Edge Properties‡	6,600	137
Urstadt Biddle Properties, Cl A‡	1,971	37
Valley National Bancorp	17,673	182
Virtu Financial, Cl A*	1,400	33
Virtus Investment Partners	550	73
Walker & Dunlop*	1,900	51
Walter Investment Management*	2,925	67
Washington‡	5,260	136
Washington Federal	7,394	173
Washington Trust Bancorp	1,185	47
Waterstone Financial	2,600	34
Webster Financial	6,785	268
WesBanco	2,602	89
West Bancorporation	1,300	26
Westamerica Bancorporation	46,859	2,373
Western Alliance Bancorp*	5,861	198
Western Asset Mortgage Capital‡	3,451	51
Westwood Holdings Group	600	36
Whitestone, Cl B‡	1,900	25
Wilshire Bancorp	5,300	67
Winthrop Realty Trust‡	32,900	498
Wintrust Financial	3,510	187
WisdomTree Investments	78,229	1,717
World Acceptance*	600	37
WSFS Financial	2,200	60
Xenia Hotels & Resorts‡	8,400	183
Yadkin Financial*	1,581	33
Zions Bancorporation	58,900	1,869

		168,034

Health Care — 13.1%
AAC Holdings*	15,845	690
Abaxis	1,733	89
ABIOMED*	23,683	1,557

Description	Shares	Value (000)

Acadia Healthcare*	22,758	$1,783
ACADIA Pharmaceuticals*	5,994	251
Accelerate Diagnostics*	1,744	45
Acceleron Pharma*	1,300	41
Accuray*	6,069	41
Aceto	2,200	54
Achillion Pharmaceuticals*	9,100	81
Acorda Therapeutics*	3,204	107
Adamas Pharmaceuticals*	700	18
Addus HomeCare*	500	14
Adeptus Health, Cl A*	6,043	574
Aduro Biotech*	600	18
Advaxis*	2,200	45
Aegerion Pharmaceuticals*	2,198	42
Aerie Pharmaceuticals*	900	16
Affimed*	1,000	13
Affymetrix*	5,894	64
Agenus*	5,100	44
Air Methods*	66,508	2,749
Akebia Therapeutics*	800	8
Albany Molecular Research*	1,900	38
Alder Biopharmaceuticals*	1,500	79
Alere*	29,200	1,540
Alexion Pharmaceuticals*	1	—
Alimera Sciences*	2,600	12
Alliance HealthCare Services*	400	7
Almost Family*	700	28
Alnylam Pharmaceuticals*	18,905	2,266
AMAG Pharmaceuticals*	41,720	2,880
Amedisys*	2,193	87
Amicus Therapeutics*	7,200	102
AMN Healthcare Services*	59,725	1,887
Amphastar Pharmaceuticals*	2,300	40
Amsurg, Cl A*	66,896	4,680
Anacor Pharmaceuticals*	3,100	240
Analogic	971	77
AngioDynamics*	2,100	34
ANI Pharmaceuticals*	500	31
Anika Therapeutics*	1,200	40
Antares Pharma*	10,100	21
Anthera Pharmaceuticals*	2,500	22
Applied Genetic Technologies*	400	6
Aratana Therapeutics*	2,200	33
Ardelyx*	500	8
Arena Pharmaceuticals*	19,028	88
ARIAD Pharmaceuticals*	13,200	109
Array BioPharma*	11,100	80

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Arrowhead Research*	4,600	$33
Assembly Biosciences*	1,000	19
Atara Biotherapeutics*	1,100	58
AtriCure*	2,200	54
Atrion	128	50
Avalanche Biotechnologies*	1,400	23
Bellicum Pharmaceuticals*	600	13
BioCryst Pharmaceuticals*	5,637	84
BioDelivery Sciences International*	63,600	506
Bio-Reference Laboratories*	2,000	83
BioScrip*	5,800	21
BioSpecifics Technologies*	300	15
Bio-Techne	26,032	2,564
BioTelemetry*	2,100	20
BioTime*	4,400	16
Bluebird Bio*	1,750	295
Blueprint Medicines*	700	19
Brookdale Senior Living*	33,075	1,148
Calithera Biosciences*	500	4
Cambrex*	26,736	1,175
Cantel Medical	2,693	145
Capital Senior Living*	2,345	57
Cara Therapeutics*	400	5
Cardiovascular Systems*	28,555	755
Castlight Health, Cl B*	1,200	10
Catalent*	6,300	185
Catalyst Pharmaceuticals*	5,300	22
Celldex Therapeutics*	7,404	187
Cellular Biomedicine Group*	700	26
Cempra*	2,400	82
Cepheid*	14,951	914
Cerus*	7,400	38
Charles River Laboratories International*	9,100	640
Chemed	13,260	1,738
ChemoCentryx*	2,400	20
Chimerix*	3,100	143
Civitas Solutions*	1,000	21
Clovis Oncology*	1,937	170
Coherus Biosciences*	22,882	661
Community Health Systems*	19,300	1,215
Computer Programs & Systems	882	47
Concert Pharmaceuticals*	1,100	16
CONMED	16,966	989
Connecture*	700	7
Corcept Therapeutics*	4,500	27
CorVel*	600	19

Description	Shares	Value (000)
Cross Country Healthcare*	59,600	$756
CryoLife	2,400	27
CTI BioPharma*	12,600	25
Curis*	7,900	26
Cutera*	1,000	15
Cyberonics*	1,922	114
Cynosure, Cl A*	53,412	2,061
Cytokinetics*	3,000	20
CytRx*	4,200	16
Depomed*	94,161	2,021
Dermira*	700	12
DexCom*	29,935	2,395
Dicerna Pharmaceuticals*	400	6
Diplomat Pharmacy*	24,405	1,092
Durect*	7,900	19
Dyax*	27,613	732
Dynavax Technologies*	2,240	52
Eagle Pharmaceuticals*	600	49
Emergent BioSolutions*	2,279	75
Enanta Pharmaceuticals*	1,200	54
Endocyte*	2,600	13
Endologix*	5,339	82
Ensign Group	1,743	89
Entellus Medical*	500	13
Epizyme*	2,100	50
Esperion Therapeutics*	13,400	1,096
Exact Sciences*	6,880	205
Exactech*	800	17
ExamWorks Group*	2,800	109
Exelixis*	14,575	55
FibroGen*	3,500	82
Five Prime Therapeutics*	1,700	42
Five Star Quality Care*	3,300	16
Flamel Technologies ADR*	33,136	702
Flex Pharma*	400	7
Flexion Therapeutics*	400	9
Fluidigm*	2,298	56
Foamix Pharmaceuticals*	1,600	16
Foundation Medicine*	1,102	37
Galena Biopharma*	12,000	20
Genesis Healthcare, Cl A*	2,200	15
GenMark Diagnostics*	3,000	27
Genocea Biosciences*	300	4
Genomic Health*	1,300	36
Geron*	12,900	55
Globus Medical, Cl A*	5,196	133
Greatbatch*	1,937	104

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Haemonetics*	3,853	$159
Halozyme Therapeutics*	8,079	182
Halyard Health*	3,500	142
Hanger*	2,815	66
Health Net*	19,200	1,231
HealthEquity*	2,700	87
HealthSouth	77,176	3,555
HealthStream*	1,600	49
Healthways*	2,600	31
HeartWare International*	1,370	100
Heron Therapeutics*	1,900	59
HMS Holdings*	7,042	121
Horizon Pharma*	53,575	1,861
ICU Medical*	11,300	1,081
Idera Pharmaceuticals*	7,300	27
IDEXX Laboratories*	17,620	1,130
IGI Laboratories*	2,800	18
Ignyta*	1,300	20
Immune Design*	500	10
ImmunoGen*	6,845	98
Immunomedics*	7,100	29
Impax Laboratories*	5,378	247
Imprivata*	600	10
INC Research Holdings, Cl A*	900	36
Infinity Pharmaceuticals*	4,000	44
Inogen*	36,450	1,626
Inovalon Holdings, Cl A*	23,837	665
Inovio Pharmaceuticals*	5,200	42
Insmed*	4,624	113
Insulet*	4,413	137
Insys Therapeutics*	1,584	57
Integra LifeSciences Holdings*	1,943	131
Intercept Pharmaceuticals*	3,027	731
Intersect ENT*	30,545	875
Intra-Cellular Therapies*	1,600	51
Invacare	2,504	54
Invitae*	500	7
InVivo Therapeutics Holdings*	1,900	31
IPC Healthcare*	1,300	72
Ironwood Pharmaceuticals, Cl A*	9,448	114
K2M Group Holdings*	59,875	1,438
Karyopharm Therapeutics*	1,700	46
Keryx Biopharmaceuticals*	8,177	82
Kindred Healthcare	139,591	2,832
Kite Pharma*	2,186	133
KYTHERA Biopharmaceuticals*	1,900	143
La Jolla Pharmaceutical*	800	20

Description	Shares	Value (000)

Landauer	800	$29
Lannett*	2,000	119
LDR Holding*	37,335	1,615
Lexicon Pharmaceuticals*	2,971	24
LHC Group*	900	34
Ligand Pharmaceuticals*	20,700	2,089
Lion Biotechnologies*	3,200	29
Loxo Oncology*	200	4
Luminex*	3,000	52
MacroGenics*	2,100	80
Magellan Health*	2,144	150
MannKind*	18,232	104
Masimo*	3,415	132
MedAssets*	4,800	106
Medicines*	5,090	146
Medidata Solutions*	22,101	1,200
MEDNAX*	25,300	1,875
Merge Healthcare*	5,900	28
Meridian Bioscience	3,316	62
Merit Medical Systems*	88,076	1,897
Merrimack Pharmaceuticals*	8,200	101
MiMedx Group*	103,440	1,199
Mirati Therapeutics*	700	22
Molina Healthcare*	61,667	4,336
Momenta Pharmaceuticals*	4,253	97
Myriad Genetics*	5,200	177
NanoString Technologies*	700	11
National HealthCare	800	52
National Research, Cl A	800	11
Natus Medical*	2,583	110
Navidea Biopharmaceuticals*	12,700	20
Nektar Therapeutics*	10,150	127
Neogen*	2,873	136
NeoGenomics*	3,800	21
Neurocrine Biosciences*	6,383	305
Nevro*	35,886	1,929
NewLink Genetics*	1,541	68
Nobilis Health*	2,200	15
Northwest Biotherapeutics*	3,600	36
Novavax*	20,034	223
NuVasive*	3,721	176
NxStage Medical*	5,000	71
Ocular Therapeutix*	500	11
Omeros*	3,000	54
Omnicell*	26,432	997
OncoMed Pharmaceuticals*	1,000	23
Oncothyreon*	7,800	29

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Ophthotech*	1,800	$94
OraSure Technologies*	4,800	26
Orexigen Therapeutics*	7,427	37
Organovo Holdings*	5,300	20
Orthofix International*	1,459	48
Osiris Therapeutics*	1,600	31
Otonomy*	700	16
OvaScience*	1,400	41
Owens & Minor	4,859	165
Oxford Immunotec Global*	1,200	17
Pacific Biosciences of California*	4,900	28
Pacira Pharmaceuticals*	2,810	199
Paratek Pharmaceuticals	900	23
PAREXEL International*	34,618	2,226
PDL BioPharma	13,031	84
Peregrine Pharmaceuticals*	14,200	19
Pernix Therapeutics Holdings*	2,800	17
Pfenex*	1,200	23
PharMerica*	2,400	80
Phibro Animal Health, Cl A	1,200	47
Portola Pharmaceuticals, Cl A*	3,599	164
POZEN*	2,300	24
PRA Health Sciences*	1,600	58
Press Ganey Holdings*	700	20
Prestige Brands Holdings*	27,520	1,273
Progenics Pharmaceuticals*	5,100	38
Prothena*	2,400	127
Providence Service*	38,346	1,698
PTC Therapeutics*	15,570	749
Quality Systems	3,800	63
Quidel*	38,060	873
Radius Health*	2,200	149
RadNet*	2,500	17
Raptor Pharmaceutical*	6,300	99
Regulus Therapeutics*	1,300	14
Relypsa*	2,400	79
Repligen*	14,150	584
Retrophin*	35,525	1,178
Revance Therapeutics*	1,100	35
Rigel Pharmaceuticals*	6,700	22
Rockwell Medical*	3,700	60
RTI Surgical*	4,100	26
Sage Therapeutics*	1,000	73
Sagent Pharmaceuticals*	89,840	2,185
Sangamo BioSciences*	5,400	60
Sarepta Therapeutics*	3,200	97
SciClone Pharmaceuticals*	4,000	39

Description	Shares	Value (000)

Second Sight Medical Products*	200	$3
Select Medical Holdings	7,800	126
Sequenom*	9,900	30
Sientra*	400	10
Sorrento Therapeutics*	2,100	37
Spark Therapeutics*	600	36
Spectranetics*	3,200	74
Spectrum Pharmaceuticals*	4,799	33
STAAR Surgical*	3,200	31
Stemline Therapeutics*	1,300	15
STERIS	4,459	287
Sucampo Pharmaceuticals, Cl A*	1,500	25
Supernus Pharmaceuticals*	62,250	1,057
Surgical Care Affiliates*	1,600	61
SurModics*	1,100	26
Synergy Pharmaceuticals*	7,900	66
Synta Pharmaceuticals*	5,800	13
T2 Biosystems*	600	10
Tandem Diabetes Care*	89,034	965
Team Health Holdings*	22,880	1,495
TESARO*	1,700	100
Tetraphase Pharmaceuticals*	2,700	128
TG Therapeutics*	2,300	38
TherapeuticsMD*	9,300	73
Theravance	6,600	119
Theravance Biopharma*	1,800	23
Thoratec*	4,048	180
Threshold Pharmaceuticals*	4,700	19
Tobira Therapeutics*	100	2
Tokai Pharmaceuticals*	300	4
Tornier*	2,900	72
TransEnterix*	3,000	9
Triple-S Management, Cl B*	2,069	53
Trovagene*	1,700	17
Trupanion*	500	4
Ultragenyx Pharmaceutical*	2,700	276
Unilife*	9,600	21
Universal American*	3,300	33
US Physical Therapy	1,000	55
Utah Medical Products	300	18
Vanda Pharmaceuticals*	2,600	33
Vascular Solutions*	1,300	45
Veracyte*	500	6
Verastem*	2,500	19
Versartis*	1,600	24
Vitae Pharmaceuticals*	400	6
Vital Therapies*	1,200	25

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

VIVUS*	7,568	$18
Vocera Communications*	1,899	22
WellCare Health Plans*	17,680	1,500
West Pharmaceutical Services	5,368	312
Wright Medical Group*	3,971	104
Xencor*	2,100	46
XenoPort*	4,900	30
XOMA*	6,400	25
Zafgen*	1,200	42
Zeltiq Aesthetics*	2,200	65
ZIOPHARM Oncology*	7,610	91
Zogenix*	8,900	15
ZS Pharma*	1,300	68

		110,885

Industrials — 16.0%
AAON	3,012	68
AAR	2,599	83
ABM Industries	4,347	143
Acacia Research	203,350	1,783
ACCO Brands*	8,600	67
Accuride*	3,700	14
Active Power*	219,292	441
Actuant, Cl A	4,381	101
Acuity Brands	5,850	1,053
Advanced Drainage Systems	2,500	73
Advisory Board*	27,862	1,523
Aegion, Cl A*	3,000	57
AerCap Holdings*	33,500	1,533
Aerojet Rocketdyne Holdings*	4,793	99
Aerovironment*	1,500	39
Air Transport Services Group*	3,800	40
Aircastle	4,600	104
Alamo Group	500	27
Albany International, Cl A	2,115	84
Allegiant Travel, Cl A	1,028	183
Allison Transmission Holdings	93,650	2,740
Altra Industrial Motion	30,963	842
Ameresco, Cl A*	1,900	15
American Railcar Industries	700	34
American Science & Engineering	10,800	473
American Woodmark*	1,000	55
AO Smith	14,000	1,008
Apogee Enterprises	30,680	1,615
Applied Industrial Technologies	2,994	119
ARC Document Solutions*	3,500	27
ArcBest	33,300	1,059

Description	Shares	Value (000)

Argan	1,000	$40
Astec Industries	30,393	1,271
Astronics, Cl A*	1,640	116
Atlas Air Worldwide Holdings*	2,000	110
AZZ	19,297	1,000
Barnes Group	37,040	1,444
Barrett Business Services	600	22
Beacon Roofing Supply*	3,779	126
Blount International*	4,100	45
Brady, Cl A	3,791	94
Briggs & Stratton	160,498	3,092
Brink’s	3,730	110
Builders FirstSource*	3,400	44
CAI International*	43,100	887
Carlisle	29,910	2,995
Casella Waste Systems, Cl A*	48,100	270
CBIZ*	3,491	34
CDI	900	12
CEB	2,542	221
CECO Environmental	1,800	20
Celadon Group	88,813	1,836
Chart Industries*	2,379	85
Chicago Bridge & Iron	56,510	2,828
Cintas	11,240	951
CIRCOR International	1,400	76
Civeo	7,851	24
CLARCOR	21,019	1,308
Columbus McKinnon	40,446	1,011
Comfort Systems USA	2,960	68
Commercial Vehicle Group*	144,469	1,042
Continental Building Products*	62,070	1,315
Con-way	57,690	2,213
Covenant Transportation Group, Cl A*	800	20
CPI Aerostructures*	129,480	1,296
CRA International*	800	22
Crane	45,449	2,669
Cubic	1,649	78
Curtiss-Wright	3,577	259
Deluxe	64,389	3,993
DigitalGlobe*	50,310	1,399
Douglas Dynamics	1,771	38
Ducommun*	900	23
DXP Enterprises*	996	46
Dycom Industries*	55,105	3,243
Echo Global Logistics*	2,100	69
EMCOR Group	65,693	3,138
Encore Wire	1,651	73

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

EnerSys	3,319	$233
Engility Holdings	1,400	35
Ennis	2,200	41
Enphase Energy*	1,600	12
EnPro Industries	1,800	103
ESCO Technologies	2,100	79
Essendant	3,004	118
Esterline Technologies*	2,375	226
ExOne*	700	8
Exponent	2,050	92
Federal Signal	5,096	76
Forward Air	2,291	120
Franklin Covey*	900	18
Franklin Electric	3,669	119
FreightCar America	1,000	21
FTI Consulting*	3,128	129
FuelCell Energy*	19,800	19
Furmanite*	3,195	26
G&K Services, Cl A	1,546	107
Generac Holdings*	5,309	211
General Cable	3,842	76
Genesee & Wyoming, Cl A*	11,700	891
Gibraltar Industries*	2,400	49
Global Brass & Copper Holdings	1,800	31
Golden Ocean Group	5,290	20
Gorman-Rupp	1,573	44
GP Strategies*	1,000	33
GrafTech International*	9,080	45
Graham	900	18
Granite Construction	88,880	3,156
Great Lakes Dredge & Dock*	5,100	30
Greenbrier	1,985	93
Griffon	3,000	48
H&E Equipment Services	2,531	51
Harsco	99,467	1,641
Hawaiian Holdings*	3,600	86
Healthcare Services Group	5,578	184
Heartland Express	3,684	75
HEICO	4,402	234
Heidrick & Struggles International	1,500	39
Heritage-Crystal Clean*	800	12
Herman Miller	41,349	1,196
Hexcel	53,902	2,682
Hill International*	2,100	11
Hillenbrand	4,716	145
HNI	3,305	169
Hub Group, Cl A*	2,882	116

Description	Shares	Value (000)

Hurco	500	$17
Huron Consulting Group*	1,834	129
Hyster-Yale Materials Handling	773	54
ICF International*	1,600	56
InnerWorkings*	140,400	936
Insperity	18,600	947
Insteel Industries	1,475	28
Interface, Cl A	4,923	123
JetBlue Airways*	94,378	1,959
John Bean Technologies	2,200	83
Kadant	900	42
Kaman	2,145	90
KBR	157,282	3,064
Kelly Services, Cl A	1,948	30
KEYW Holding*	2,800	26
Kforce	1,800	41
Kimball International, Cl B	2,900	35
KLX*	3,900	172
Knight Transportation	4,800	128
Knoll	72,471	1,814
Korn	3,966	138
Kratos Defense & Security Solutions*	3,700	23
LB Foster, Cl A	800	28
Lindsay	900	79
LSI Industries	1,600	15
Lydall*	1,305	39
Marten Transport	50,560	1,097
Masonite International*	20,366	1,428
MasTec*	5,202	103
Matson	3,365	142
Matthews International, Cl A	32,275	1,715
McGrath RentCorp	133,327	4,058
Meritor*	7,800	102
Middleby*	20,826	2,337
Miller Industries	900	18
Mistras Group*	1,200	23
Mobile Mini	3,451	145
Moog, Cl A*	3,006	212
MRC Global*	7,700	119
MSA Safety	20,532	996
Mueller Industries	4,374	152
Mueller Water Products, Cl A	12,790	116
Multi-Color	1,000	64
MYR Group*	1,700	53
National Presto Industries	400	32
Navigant Consulting*	3,864	57
Navios Maritime Holdings	6,700	25

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Navistar International*	3,800	$86
NCI Building Systems*	2,000	30
Neff, Cl A*	700	7
NL Industries*	300	2
NN	1,500	38
Nortek*	700	58
Northwest Pipe*	700	14
NV5 Holdings*	35,794	868
Omega Flex	200	8
On Assignment*	61,914	2,432
Orbital ATK	17,900	1,314
Orion Marine Group*	2,300	17
PAM Transportation Services*	200	12
Park-Ohio Holdings	700	34
Patrick Industries*	950	36
Pendrell*	12,200	17
PGT*	131,789	1,911
Plug Power*	12,192	30
Ply Gem Holdings*	1,600	19
Polypore International*	3,381	202
Powell Industries	734	26
Power Solutions International*	400	22
PowerSecure International*	110,617	1,632
Preformed Line Products	100	4
Primoris Services	3,000	59
Proto Labs*	1,728	117
Quad	2,200	41
Quality Distribution*	2,300	36
Quanex Building Products	2,800	60
Radiant Logistics*	1,800	13
Raven Industries	2,870	58
RBC Bearings*	1,860	133
Regal Beloit	37,844	2,746
Republic Airways Holdings*	4,000	37
Resources Connection	3,000	48
Revolution Lighting Technologies*	796,839	924
Rexnord*	7,605	182
Roadrunner Transportation Systems*	68,749	1,774
Robert Half International	37,865	2,102
RPX*	4,000	68
Rush Enterprises, Cl A*	2,731	72
Safe Bulkers	3,200	10
Saia*	1,929	76
Scorpio Bulkers*	11,269	18
Simpson Manufacturing	3,285	112
SkyWest	4,000	60
SP Plus*	45,554	1,189

Description	Shares	Value (000)

Sparton*	700	$19
Standex International	940	75
Steelcase, Cl A	6,366	120
Stock Building Supply Holdings*	124,717	2,437
Sun Hydraulics	1,727	66
Swift Transportation, Cl A*	114,230	2,589
TAL International Group	2,647	84
TASER International*	4,012	134
Team*	1,644	66
Teledyne Technologies*	2,693	284
Tennant	1,441	94
Tetra Tech	108,419	2,780
Textainer Group Holdings	1,600	42
Thermon Group Holdings*	2,600	63
Titan International	3,700	40
Titan Machinery*	22,100	326
Trex*	2,400	119
TriMas*	3,599	107
TriNet Group*	3,000	76
Trinity Industries	97,940	2,589
TrueBlue*	3,289	98
Tutor Perini*	3,009	65
Twin Disc	700	13
Ultrapetrol Bahamas*	2,700	3
UniFirst	24,973	2,794
Universal Forest Products	1,623	84
Universal Truckload Services	400	9
US Ecology	1,700	83
USA Truck*	600	13
UTi Worldwide*	7,289	73
Vectrus*	700	17
Veritiv*	600	22
Viad	1,600	43
Vicor*	1,200	15
Virgin America*	1,800	49
VSE	300	16
Wabash National*	122,170	1,532
WABCO Holdings*	13,300	1,645
Wabtec	13,700	1,291
WageWorks*	2,800	113
Watts Water Technologies, Cl A	2,095	109
Werner Enterprises	3,600	95
Wesco Aircraft Holdings*	4,306	65
West	3,900	117
Woodward	4,892	269
Xerium Technologies*	700	13

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

XPO Logistics*	65,296	$2,949
YRC Worldwide*	2,442	32

		135,127

Information Technology — 17.5%
A10 Networks*	1,300	8
ACI Worldwide*	44,268	1,088
Activision Blizzard	68,500	1,658
Actua*	3,207	46
Acxiom*	6,105	107
ADTRAN	123,732	2,011
Advanced Energy Industries*	32,200	885
Advanced Micro Devices*	47,400	114
Advent Software	4,068	180
Aerohive Networks*	500	3
Agilysys*	1,400	13
Akamai Technologies*	28,700	2,003
Alliance Fiber Optic Products	900	17
Allot Communications*	193,604	1,392
Alpha & Omega Semiconductor*	1,800	16
Ambarella*	2,300	236
Amber Road*	900	6
American Software, Cl A	2,000	19
Amkor Technology*	7,000	42
Angie’s List*	3,761	23
Anixter International*	2,100	137
Applied Micro Circuits*	6,000	41
Applied Optoelectronics*	1,200	21
ARRIS Group*	16,900	517
Aspen Technology*	57,069	2,600
Attunity*	51,807	677
Audience*	1,400	7
AVG Technologies*	56,825	1,546
Avid Technology*	2,300	31
Avnet	60,730	2,496
AVX	3,400	46
Axcelis Technologies*	7,800	23
Badger Meter	1,168	74
Bankrate*	5,368	56
Barracuda Networks*	23,000	911
Bazaarvoice*	4,300	25
Bel Fuse, Cl B	900	18
Belden	21,392	1,738
Benchmark Electronics*	33,200	723
Benefitfocus*	400	18
Black Box	1,300	26
Blackbaud	3,629	207

Description	Shares	Value (000)

Blackhawk Network Holdings, Cl A*	4,134	$170
Blucora*	3,458	56
Bottomline Technologies*	58,903	1,638
Box, Cl A*	1,100	21
Brightcove*	2,500	17
BroadSoft*	2,228	77
Brooks Automation	5,000	57
Cabot Microelectronics*	1,871	88
CACI International, Cl A*	1,869	151
CalAmp*	2,674	49
Calix*	3,500	27
Callidus Software*	87,038	1,356
Canadian Solar*	43,900	1,256
Carbonite*	1,300	15
Cardtronics*	3,363	125
Care.com*	500	3
Cascade Microtech*	1,000	15
Cass Information Systems	900	51
Cavium*	35,390	2,435
CEVA*	1,500	29
ChannelAdvisor*	1,800	22
Checkpoint Systems	3,200	33
Ciber*	6,500	22
Ciena*	56,485	1,338
Cimpress*	2,419	204
Cirrus Logic*	4,783	163
Clearfield*	900	14
Coherent*	1,736	110
Cohu	86,207	1,141
CommScope Holding*	35,000	1,068
CommVault Systems*	3,338	142
comScore*	50,099	2,667
Comtech Telecommunications	1,200	35
Comverse*	1,700	34
Constant Contact*	2,400	69
Control4*	700	6
Convergys	7,414	189
CoreLogic*	33,225	1,319
Cornerstone OnDemand*	4,202	146
Coupons.com*	4,500	49
Cray*	3,200	94
CSG Systems International	2,470	78
CTS	2,766	53
Cvent*	1,400	36
Cyan*	2,000	10
Cypress Semiconductor	58,875	692
Daktronics	3,200	38

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Datalink*	1,400	$13
Dealertrack Technologies*	29,930	1,879
Demandware*	2,400	171
DHI Group*	3,300	29
Diebold	101,671	3,557
Digi International*	2,000	19
Digimarc*	500	23
Diodes*	2,800	68
Dot Hill Systems*	5,000	31
DSP Group*	1,700	18
DST Systems	25,810	3,253
DTS*	1,300	40
EarthLink Holdings	8,100	61
Eastman Kodak*	1,500	25
Ebix	2,200	72
Electro Rent	1,200	13
Electronics For Imaging*	47,337	2,060
Ellie Mae*	2,199	153
EMCORE*	208,245	1,254
Endurance International Group Holdings*	4,300	89
EnerNOC*	2,300	22
Entegris*	11,009	160
Envestnet*	2,700	109
EPAM Systems*	3,694	263
Epiq Systems	2,400	41
ePlus*	400	31
Euronet Worldwide*	43,828	2,704
EVERTEC	4,892	104
Everyday Health*	800	10
Exar*	2,900	28
ExlService Holdings*	2,602	90
Extreme Networks*	8,100	22
Fabrinet*	2,759	52
Fair Isaac	2,306	209
Fairchild Semiconductor International, Cl A*	8,700	151
FARO Technologies*	1,400	65
FEI	3,106	258
Finisar*	8,075	144
Five9*	700	4
Fleetmatics Group*	19,291	903
FormFactor*	4,600	42
Forrester Research	800	29
Fortinet*	60,235	2,491
Gartner*	8,900	763
Gigamon*	41,325	1,363

Description	Shares	Value (000)

GigOptix*	834,373	$1,418
Global Cash Access Holdings*	122,003	944
Global Payments	26,760	2,768
Globant*	1,100	33
Glu Mobile*	7,000	43
Gogo*	4,500	96
GrubHub*	5,600	191
GSI Group*	74,034	1,113
GTT Communications*	1,300	31
Guidance Software*	1,700	14
Guidewire Software*	5,373	284
Hackett Group	2,000	27
Harmonic*	6,927	47
Heartland Payment Systems	2,803	152
Hortonworks*	500	13
HubSpot*	1,400	69
IGATE*	2,700	129
II-VI*	4,235	80
Immersion*	2,352	30
Imperva*	2,040	138
Infinera*	93,512	1,962
Infoblox*	47,080	1,234
Inphi*	2,482	57
Insight Enterprises*	25,574	765
Integrated Device Technology*	89,864	1,950
Integrated Silicon Solution	2,600	58
Interactive Intelligence Group*	1,300	58
InterDigital	2,700	154
Internap*	4,500	42
Intersil, Cl A	10,166	127
Intralinks Holdings*	3,000	36
InvenSense, Cl A*	5,729	87
Itron*	28,000	964
Ixia*	4,300	53
IXYS	2,000	31
j2 Global	23,380	1,588
Jive Software*	3,300	17
Kimball Electronics*	2,150	31
Knowles*	37,349	676
Kopin*	5,200	18
KVH Industries*	1,300	17
Lattice Semiconductor*	9,172	54
Lexmark International, Cl A	66,213	2,926
Limelight Networks*	4,500	18
Lionbridge Technologies*	5,400	33
Liquidity Services*	32,800	316
Littelfuse	1,711	162

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

LivePerson*	4,240	$42
LogMeIn*	14,921	962
Luxoft Holding, Cl A*	1,400	79
M/A-COM TTechnology Solutions Holdings*	1,700	65
Manhattan Associates*	5,530	330
ManTech International, Cl A	1,900	55
Marchex, Cl B	2,200	11
Marin Software*	322,318	2,171
Marketo*	2,591	73
Mattson Technology*	5,200	17
MAXIMUS	4,960	326
MaxLinear, Cl A*	3,806	46
Mentor Graphics	7,615	201
Mercury Systems*	50,600	741
Mesa Laboratories	200	18
Methode Electronics	3,000	82
Micrel	64,560	897
Microsemi*	54,168	1,893
MicroStrategy, Cl A*	700	119
Millennial Media*	7,400	12
MKS Instruments	4,138	157
MobileIron*	1,200	7
Mobileye*	38,920	2,069
Model N*	177,548	2,116
ModusLink Global Solutions*	3,600	12
MoneyGram International*	2,486	23
Monolithic Power Systems	3,000	152
Monotype Imaging Holdings	3,200	77
Monster Worldwide*	7,500	49
MoSys*	86,411	164
MTS Systems	1,195	82
Multi-Fineline Electronix*	700	15
Nanometrics*	1,800	29
NeoPhotonics*	2,000	18
NETGEAR*	2,769	83
NetScout Systems*	2,748	101
NeuStar, Cl A*	103,660	3,028
New Relic*	500	18
Newport*	3,150	60
NIC	5,190	95
NICE-Systems ADR	16,525	1,051
Nimble Storage*	3,800	107
Nuance Communications*	117,675	2,060
NVE	400	31
Oclaro*	7,400	17
OmniVision Technologies*	4,462	117

Description	Shares	Value (000)

OPOWER*	800	$9
OSI Systems*	1,520	108
Palo Alto Networks*	6,615	1,156
Park City Group*	700	9
Park Electrochemical	1,773	34
Paycom Software*	24,675	843
Paylocity Holding*	29,050	1,041
PC Connection	700	17
PDF Solutions*	2,400	38
Pegasystems	2,639	60
Perficient*	2,706	52
Pericom Semiconductor	1,900	25
Photronics*	5,494	52
Plantronics	3,074	173
Plexus*	2,532	111
PMC-Sierra*	13,318	114
Polycom*	10,777	123
Power Integrations	2,183	99
Progress Software*	3,764	104
Proofpoint*	40,046	2,551
PROS Holdings*	68,977	1,456
Q2 Holdings*	61,000	1,723
QAD, Cl A	600	16
Qlik Technologies*	31,106	1,087
QLogic*	7,015	100
Qorvo*	27,900	2,240
Qualys*	1,600	65
Quantum*	256,700	431
QuinStreet*	2,600	17
Radisys*	319,765	819
Radware*	48,900	1,086
Rally Software Development*	1,800	35
Rambus*	8,800	128
RealD*	2,900	36
RealNetworks*	2,200	12
RealPage*	4,100	78
Reis	723	16
RetailMeNot*	2,400	43
Rocket Fuel*	1,600	13
Rofin-Sinar Technologies*	2,300	63
Rogers*	20,100	1,329
Rovi*	35,700	569
Rubicon Project*	36,035	539
Ruckus Wireless*	72,533	750
Rudolph Technologies*	2,800	34
Sanmina*	6,338	128
Sapiens International	2,047	21

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

ScanSource*	2,247	$86
Science Applications International	3,409	180
SciQuest*	2,100	31
Seachange International*	2,800	20
Semtech*	4,908	97
ServiceNow*	42,335	3,147
ServiceSource International*	5,700	31
ShoreTel*	289,900	1,966
Shutterstock*	1,503	88
Sigma Designs*	2,600	31
Silicon Graphics International*	2,900	19
Silicon Laboratories*	3,200	173
Silver Spring Networks*	2,900	36
SolarEdge Technologies*	15,546	565
Sonus Networks*	3,796	26
SPS Commerce*	16,700	1,099
SS&C Technologies Holdings	19,550	1,222
Stamps.com*	44,230	3,253
Stratasys*	3,800	133
SunEdison*	30,600	915
Super Micro Computer*	2,900	86
Sykes Enterprises*	3,100	75
Synaptics*	2,782	241
Synchronoss Technologies*	2,914	133
SYNNEX	2,194	161
Syntel*	2,500	119
Take-Two Interactive Software*	6,541	180
Tangoe*	3,000	38
Tech Data*	2,700	155
TechTarget*	1,400	13
TeleCommunication Systems, Cl A*	3,900	13
Telenav*	2,100	17
TeleTech Holdings	1,300	35
Tessera Technologies	3,947	150
Textura*	1,400	39
TiVo*	7,291	74
Travelzoo*	700	8
TrueCar*	3,600	43
TTM Technologies*	4,553	45
TubeMogul*	200	3
Tyler Technologies*	11,892	1,539
Ubiquiti Networks	2,332	74
Ultra Clean Holdings*	2,500	16
Ultratech*	2,204	41
Unisys*	3,861	77
United Online*	1,000	16
Universal Display*	3,013	156

Description	Shares	Value (000)

Varonis Systems*	500	$11
VASCO Data Security International*	2,400	72
Veeco Instruments*	3,226	93
VeriFone Systems*	19,530	663
Verint Systems*	28,469	1,729
ViaSat*	3,273	197
Violin Memory*	6,800	17
VirnetX Holding*	3,600	15
Virtusa*	27,199	1,398
Vishay Intertechnology	208,470	2,434
Vishay Precision Group*	900	14
Web.com Group*	3,251	79
WebMD Health, Cl A*	2,790	124
Wix.com*	1,200	28
Workiva, Cl A*	700	10
Xcerra*	4,100	31
XO Group*	2,200	36
Xoom*	2,400	51
Yodlee*	700	10
Zebra Technologies, Cl A*	12,045	1,338
Zendesk*	4,000	89
Zix*	4,700	24

		147,712

Materials — 5.2%
A Schulman	2,328	102
AEP Industries*	300	17
AK Steel Holding*	13,452	52
American Vanguard	2,200	30
AptarGroup	44,920	2,865
AuRico Gold	103,400	294
Avery Dennison	49,335	3,006
Axiall	58,857	2,122
Balchem	2,365	132
Berry Plastics Group*	49,350	1,599
Boise Cascade*	3,107	114
Cabot	90,522	3,375
Calgon Carbon	4,300	83
Carpenter Technology	3,800	147
Century Aluminum*	4,264	44
Chase	600	24
Chemtura*	5,009	142
Clearwater Paper*	1,500	86
Cliffs Natural Resources	432,780	1,874
Coeur Mining*	10,276	59
Commercial Metals	59,691	960
Compass Minerals International	24,091	1,979

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

Deltic Timber	840	$57
Ferro*	81,103	1,361
Flotek Industries*	4,300	54
FutureFuel	1,600	21
Globe Specialty Metals	5,000	89
Greif, Cl A	39,202	1,405
Handy & Harman*	200	7
Hawkins	800	32
Haynes International	30,063	1,483
HB Fuller	3,868	157
Headwaters*	117,500	2,141
Hecla Mining	28,222	74
Horsehead Holding*	4,429	52
Innophos Holdings	1,687	89
Innospec	1,890	85
Intrepid Potash*	4,574	55
Kaiser Aluminum	1,308	109
KapStone Paper and Packaging	6,629	153
KMG Chemicals	700	18
Koppers Holdings	1,548	38
Kraton Performance Polymers*	91,744	2,191
Kronos Worldwide	125,151	1,372
Louisiana-Pacific*	10,655	182
LSB Industries*	1,500	61
Materion	1,653	58
Minerals Technologies	2,707	184
Myers Industries	2,098	40
Neenah Paper	1,264	75
Noranda Aluminum Holding	413,420	351
Olin	5,829	157
Olympic Steel	700	12
OM Group	77,993	2,621
OMNOVA Solutions*	4,000	30
PH Glatfelter	3,376	74
PolyOne	77,383	3,030
Quaker Chemical	1,034	92
Rayonier Advanced Materials	3,000	49
Real Industry*	1,700	19
Rentech*	19,100	20
RTI International Metals*	2,400	76
Ryerson Holding*	600	5
Schnitzer Steel Industries, Cl A	2,058	36
Schweitzer-Mauduit International	2,444	97
Senomyx*	3,500	19
Sensient Technologies	3,537	242
Silgan Holdings	12,300	649
Stepan	1,500	81

Description	Shares	Value (000)

Stillwater Mining*	9,628	$112
Summit Materials, Cl A*	1,900	48
SunCoke Energy	5,324	69
TimkenSteel	76,552	2,066
Trecora Resources*	1,600	24
Tredegar	1,800	40
Trinseo*	1,000	27
Tronox, Cl A	4,797	70
United States Lime & Minerals	100	6
US Concrete*	1,100	42
Vulcan Materials	31,875	2,675
Wausau Paper	3,600	33
Worthington Industries	3,732	112

		43,733

Telecommunication Services — 0.9%
8x8*	296,618	2,657
Alteva*	44,970	323
Atlantic Telegraph-Network	692	48
Boingo Wireless*	1,900	16
Cincinnati Bell*	15,800	60
Cogent Communications Holdings	3,651	124
Consolidated Communications Holdings	3,996	84
FairPoint Communications*	1,600	29
General Communication, Cl A*	2,800	48
Globalstar*	35,282	74
Hawaiian Telcom Holdco*	900	23
IDT, Cl B	1,300	24
inContact*	128,530	1,269
Inteliquent	2,500	46
Intelsat*	2,400	24
Iridium Communications*	6,348	58
Lumos Networks	1,616	24
NTELOS Holdings	1,300	6
ORBCOMM*	3,900	26
Pacific DataVision*	900	38
Premiere Global Services*	3,744	39
RingCentral, Cl A*	110,503	2,043
Shenandoah Telecommunications	1,900	65
Spok Holdings	1,800	30
Straight Path Communications*	700	23
Vonage Holdings*	13,900	68
Windstream Holdings	7,400	47

		7,316

Utilities — 0.9%
Abengoa Yield	3,700	117

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Small Cap Equity Fund

Description	Shares	Value (000)

AGL Resources	17,300	$805
ALLETE	32,021	1,485
American States Water	2,973	110
Artesian Resources, Cl A	700	15
Atlantic Power	8,600	26
Avista	4,800	147
Black Hills	3,376	147
California Water Service Group	3,800	87
Chesapeake Utilities	1,190	64
Cleco	4,524	244
Connecticut Water Service	923	32
Dynegy, Cl A*	9,637	283
El Paso Electric	3,080	107
Empire District Electric	50,830	1,108
IDACORP	3,774	212
Laclede Group	3,200	167
MGE Energy	2,782	108
Middlesex Water	1,300	29
New Jersey Resources	6,416	177
Northwest Natural Gas	2,140	90
NorthWestern	3,500	171
NRG Yield, Cl A	5,044	110
ONE Gas	4,100	174
Ormat Technologies	2,600	98
Otter Tail	2,974	79
Pattern Energy Group, Cl A	3,501	99
Piedmont Natural Gas	6,023	213
PNM Resources	6,209	153
Portland General Electric	6,100	202
SJW	1,300	40
South Jersey Industries	5,296	131
Southwest Gas	3,505	187
Spark Energy, Cl A	200	3
Talen Energy*	6,200	106
UIL Holdings	4,222	193
Unitil	1,117	37
Vivint Solar*	1,800	22
WGL Holdings	3,753	204
York Water	1,000	21

		7,803

Total Common Stock (Cost $775,869) (000)		816,953

EXCHANGE TRADED FUNDS — 0.3%
iShares Russell 2000	12,276	1,532
iShares Russell 2000 Value	8,245	841

Total Exchange Traded Funds (Cost $2,389) (000)		2,373

Description	Shares	Value (000)

SHORT-TERM INVESTMENT (C) — 3.5%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	29,694,913	$29,695

Total Short-Term Investment (Cost $29,695) (000)		29,695

Total Investments — 100.5% (Cost $807,953) (000)		$849,021

Percentages are based on net assets of $845,155 (000).

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows:

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
Russell 2000 Index E-MINI	41	Sep-2015	$(47)

For the period ended June 30, 2015, the monthly average notional value of futures contracts held was $3,701 (000).

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security considered Master Limited Partnership. At June 30, 2015, this security amounted to $893 ($ Thousands) or 0.1% of Net Assets.
(B)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(C)	The rate reported is the 7-day effective yield as of June 30, 2015.
ADR	— American Depositary Receipt
Cl	— Class

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$816,953	$—	$—	$816,953
Exchange Traded Funds	2,373	—	—	2,373
Short-Term Investment	29,695	—	—	29,695

Total Investments in Securities	$849,021	$—	$—	$849,021

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts†
Unrealized Depreciation	$(47)	$—	$—	$(47)

Total Other Financial Instruments	$(47)	$—	$—	$(47)

†	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1, Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were no Level 3 investments.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Shares	Value (000)

COMMON STOCK — 97.3%
Australia — 2.6%
AGL Energy	16,399	$197
ALS	39,720	179
Alumina	615,836	727
Amcor	47,759	505
AMP	66,887	311
Ansell	3,996	74
APA Group	24,927	158
Aristocrat Leisure	12,123	72
Asciano	21,404	110
ASX	4,285	132
Aurizon Holdings	47,703	189
AusNet Services, Cl Miscellaneous	42,607	46
Australia & New Zealand Banking Group	63,318	1,573
Bank of Queensland	8,602	85
Bendigo & Adelaide Bank	11,704	111
BHP Billiton	88,087	1,838
BlueScope Steel	137,142	317
Boral	17,185	78
Brambles	35,560	291
Caltex Australia	6,015	148
CIMIC Group	1,944	33
Coca-Cola Amatil	92,039	650
Cochlear	1,257	78
Commonwealth Bank of Australia	37,483	2,461
Computershare	10,768	97

Description	Shares	Value (000)

Crown Resorts	7,848	$74
CSL	10,892	727
Dexus Property Group‡	21,934	124
DuluxGroup	40,295	178
Fairfax Media	535,786	337
Federation Centres‡	79,530	179
Flight Centre Travel Group	1,071	28
Fortescue Metals Group	34,218	50
Goodman Group‡	39,395	191
GPT Group‡	42,069	139
GUD Holdings	19,983	136
Harvey Norman Holdings	13,709	48
Healthscope	24,272	51
Iluka Resources	63,121	374
Incitec Pivot	37,797	112
Insurance Australia Group	52,859	228
Lend Lease Group	13,505	157
Macquarie Group	6,667	418
Medibank*	65,309	101
Metcash	160,656	137
Mirvac Group‡	81,526	116
National Australia Bank	60,365	1,551
Newcrest Mining*	24,794	249
Orica	128,262	2,106
Origin Energy	25,009	231
Orora	34,000	55
Platinum Asset Management	5,133	30
Premier Investments	3,000	30
Qantas Airways*	9,442	23
QBE Insurance Group	30,891	326
Ramsay Health Care	3,472	164
REA Group	1,020	31
Rio Tinto PLC	9,955	413
SAI Global	51,692	166
Santos	43,540	263
Scentre Group‡	121,365	351
Seek	7,366	80
Sigma Pharmaceuticals	181,235	108
Sonic Healthcare	9,405	155
South32*	84,515	117
Stockland‡	52,857	167
Suncorp Group	29,076	301
Sydney Airport	25,384	98
Tabcorp Holdings	20,800	73
Tatts Group	34,032	97
Telstra	97,873	464
TPG Telecom	7,269	50

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Transpacific Industries Group	584,073	$347
Transurban Group	43,561	312
Treasury Wine Estates	16,320	63
Wesfarmers	25,843	778
Westfield‡ *	44,656	314
Westpac Banking	72,073	1,788
Woodside Petroleum	16,959	448
Woolworths	28,972	603
WorleyParsons	4,295	34

		26,751

Austria — 0.2%
ANDRITZ	6,504	360
Erste Group Bank*	6,530	185
Oesterreichische Post	9,415	433
OMV	3,834	105
Raiffeisen Bank International*	2,306	34
Voestalpine	2,444	102
Wienerberger	28,978	456

		1,675

Belgium — 0.7%
Ageas	4,812	185
Anheuser-Busch InBev	34,483	4,134
Colruyt	1,601	72
Delhaize Group	2,492	205
Groupe Bruxelles Lambert	1,979	159
KBC Groep	32,704	2,186
Proximus	3,351	118
Solvay	1,443	199
Telenet Group Holding*	1,219	66
UCB	2,844	204
Umicore	2,068	98

		7,626

Brazil — 1.7%
B2W Cia Digital*	41,168	269
Banco do Brasil	215,400	1,673
Banco Santander Brasil ADR	16,726	91
Bematech	27,400	71
Braskem ADR	46,552	403
BRF	78,200	1,652
Cia de Saneamento de Minas Gerais-COPASA*	9,100	40
Cia Energetica de Minas Gerais ADR	278,359	1,061
CVC Brasil Operadora e Agencia de Viagens	14,400	85
EDP-Energias do Brasil	300,300	1,107
Fibria Celulose	80,300	1,100

Description	Shares	Value (000)

FII BTG Pactual Corporate Office Fund, Cl Institutional‡	4,390	$151
Grendene	72,300	394
Grupo BTG Pactual, Cl Miscellaneous	36,800	339
Itau Unibanco Holding ADR	125,177	1,371
JBS	430,300	2,265
Kepler Weber	2,700	23
Light	80,600	440
LPS Brasil Consultoria de Imoveis*	78,900	131
Magazine Luiza	126,700	144
MRV Engenharia e Participacoes	202,200	508
Multiplus	16,500	199
Porto Seguro	31,300	416
Raia Drogasil*	8,000	103
Rodobens Negocios Imobiliarios	7,168	12
Smiles	8,600	146
Telefonica Brasil ADR	132,978	1,852
TOTVS	41,200	517
Ultrapar Participacoes	41,300	873
Via Varejo	26,100	94

		17,530

Canada — 1.2%
Brookfield Asset Management, Cl A	15,324	535
Canadian National Railway	72,909	4,210
Canadian Natural Resources	38,344	1,041
Loblaw	37,138	1,876
Rogers Communications, Cl B	20,915	742
Suncor Energy	47,941	1,321
Valeant Pharmaceuticals International*	9,705	2,156

		11,881

Chile — 0.1%
Cia Cervecerias Unidas	58,949	627
Cia Sud Americana de Vapores*	3,215,578	103
Enersis	236,911	75
Quinenco	191,263	399
Sociedad Quimica y Minera de Chile ADR	7,708	123

		1,327

China — 3.1%
361 Degrees International	138,000	46
Agricultural Bank of China, Cl H	453,000	244
Air China, Cl H	210,000	237
Ajisen China Holdings	474,000	254
Alibaba Group Holding ADR*	7,823	644
Baidu ADR*	3,823	761

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Bank of China, Cl H	7,712,000	$5,014
Bank of Communications, Cl H	1,116,000	1,163
Beijing Capital International Airport, Cl H	132,000	152
BYD Electronic International*	291,000	394
CECEP COSTIN New Materials Group	265,000	162
China Construction Bank, Cl H	7,218,000	6,594
China Eastern Airlines, Cl H*	944,000	790
China Merchants Bank, Cl H	266,500	777
China Petroleum & Chemical, Cl H	1,242,000	1,072
China Railway Construction, Cl H	182,000	281
China Railway Group, Cl H	990,000	1,069
China Southern Airlines, Cl H	1,064,000	1,258
China Telecom, Cl H	3,830,000	2,248
Chongqing Rural Commercial Bank, Cl H	391,000	313
Fufeng Group	138,000	102
Goodbaby International Holdings*	319,000	133
Harbin Electric, Cl H	290,000	227
Huaneng Power International, Cl H	764,000	1,064
Huaxin Cement, Cl B	95,296	101
Jingwei Textile Machinery, Cl H	36,000	47
Jintian Pharmaceutical Group	181,000	97
Li Ning*	1,135,291	518
Mindray Medical International ADR	8,389	239
NetEase ADR	18,731	2,713
Peak Sport Products	376,000	92
Shenzhen Expressway, Cl H	574,000	458
Shenzhou International Group Holdings	20,579	100
Sinotruk Hong Kong	632,500	383
SOHO China	95,000	62
TravelSky Technology, Cl H	568,000	837
Tsingtao Brewery, Cl H	60,000	364
Want Want China Holdings	180,996	191
Wumart Stores, Cl H*	299,000	212
Xiwang Special Steel	393,000	61
Yangzijiang Shipbuilding Holdings	47,000	49
Yingde Gases Group	165,000	114

		31,637

Colombia — 0.2%
Bancolombia ADR	9,700	417
Ecopetrol ADR	60,830	807
Grupo Aval Acciones y Valores ADR	33,427	327

		1,551

Description	Shares	Value (000)

Cyprus — 0.0%
Global Ports Investments GDR	42,963	$212

Czech Republic — 0.1%
CEZ	26,196	608
Komercni Banka	1,548	343

		951

Denmark — 1.6%
AP Moeller-Maersk, Cl B	247	443
Carlsberg, Cl B	29,406	2,670
Coloplast, Cl B	37,550	2,463
Danske Bank	22,706	668
DSV	3,917	127
GN Store Nord	50,446	1,043
ISS	3,572	118
Novo Nordisk, Cl B	73,518	4,005
Novozymes, Cl B	5,775	275
Pandora	2,602	280
TDC	20,000	147
Topdanmark*	7,644	205
Tryg	3,231	67
Vestas Wind Systems	57,701	2,879
William Demant Holding*	11,234	857

		16,247

Finland — 0.8%
Elisa	3,269	104
Fortum	9,964	177
Kone, Cl B	7,121	289
Metso	23,025	633
Neste	2,764	70
Nokia	84,391	573
Nokian Renkaat	13,388	420
Orion, Cl B	2,254	79
Sampo, Cl A	65,675	3,093
Stora Enso, Cl R	13,600	140
Tikkurila	69,442	1,380
UPM-Kymmene	12,944	229
Wartsila, Cl B	12,062	565

		7,752

France — 6.9%
Accor	5,062	255
Aeroports de Paris	682	77
Air France-KLM*	75,091	527
Air Liquide	53,268	6,737
Alcatel-Lucent*	67,981	248
Alstom*	5,124	145

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Arkema	1,571	$113
Atos	2,136	160
AXA	75,674	1,909
BNP Paribas	46,832	2,828
Bollore	20,741	110
Bouygues	4,764	178
Bureau Veritas	66,455	1,531
Capital Gemini	3,534	313
Carrefour	12,586	403
Casino Guichard Perrachon	1,355	103
Christian Dior	1,228	240
Cie de Saint-Gobain	10,758	483
Cie Generale des Etablissements Michelin	4,248	445
CNP Assurances	4,000	67
Credit Agricole	23,280	346
Danone	99,657	6,442
Dassault Systemes	24,483	1,780
Edenred	22,678	561
Electricite de France	5,755	128
Essilor International	4,703	561
Eurazeo	998	66
Eurofins Scientific	2,446	745
Eutelsat Communications	4,198	135
Fonciere Des Regions‡	744	63
GDF Suez	203,490	3,775
Gecina‡	840	104
Groupe Eurotunnel	84,327	1,221
Hermes International	1,968	734
ICADE‡	860	61
Iliad	620	137
Imerys	2,378	182
JCDecaux	1,698	71
Kering	1,713	306
Klepierre‡	3,938	173
Lafarge	4,500	297
Lagardere	2,544	74
Legrand	57,802	3,245
L’Oreal	5,820	1,038
LVMH Moet Hennessy Louis Vuitton	29,665	5,197
Natixis	21,895	158
Neopost	9,101	392
Numericable-SFR*	2,290	121
Orange	42,598	656
Pernod Ricard	54,993	6,352
Peugeot*	10,182	209
Publicis Groupe	4,255	315

Description	Shares	Value (000)

Remy Cointreau	502	$36
Renault	4,397	458
Rexel	6,074	98
Safran	6,678	453
Sanofi	32,104	3,158
Schneider Electric	90,407	6,242
SCOR	3,482	123
Societe BIC	654	104
Societe Generale	16,669	778
Sodexo	2,285	217
Suez Environnement	6,798	126
Technip	4,051	251
Thales	8,164	492
TOTAL	55,623	2,702
Unibail-Rodamco‡	2,249	569
Valeo	1,803	284
Vallourec	10,600	216
Veolia Environnement*	10,570	216
Vicat	3,398	233
Vinci	10,848	628
Vivendi	26,426	667
Wendel	722	89
Zodiac Aerospace	4,931	161

		70,818

Germany — 6.5%
adidas	6,711	514
Allianz	10,553	1,644
Axel Springer	13,020	684
BASF	39,661	3,485
Bayer	90,408	12,654
Bayerische Motoren Werke	20,459	2,240
Beiersdorf	52,426	4,392
Brenntag	9,630	552
Commerzbank*	24,205	309
Continental	2,524	597
CTS Eventim & KGaA	13,790	503
Daimler	22,251	2,025
Deutsche Annington Immobilien	7,761	219
Deutsche Bank	31,766	954
Deutsche Boerse	4,399	364
Deutsche Lufthansa*	5,196	67
Deutsche Post	22,252	650
Deutsche Telekom	150,639	2,595
Deutsche Wohnen	8,191	188
E.ON	71,854	957
Evonik Industries	2,097	80

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Fielmann	3,399	$231
Fraport Frankfurt Airport Services Worldwide	941	59
Fresenius & KGaA	8,695	558
Fresenius Medical Care & KGaA	31,875	2,631
GEA Group	8,416	375
Gerresheimer	1,454	91
Hannover Rueck	3,375	327
HeidelbergCement	3,191	253
Henkel & KGaA	2,513	240
HUGO BOSS	1,632	182
Infineon Technologies	25,664	318
K+S	4,712	198
Kabel Deutschland Holding*	516	69
LANXESS	2,018	119
Linde	26,786	5,074
MAN	805	83
Merck KGaA	43,562	4,341
METRO	3,567	112
MTU Aero Engines	11,183	1,051
Muenchener Rueckversicherungs-Gesellschaft in Muenchen	3,974	704
OSRAM Licht	2,302	110
ProSiebenSat.1 Media	64,974	3,209
RWE	11,059	238
SAP	86,442	6,033
Siemens	18,318	1,845
Symrise	10,084	626
Telefonica Deutschland Holding	14,583	84
ThyssenKrupp	8,294	216
TUI	84,834	1,373
United Internet	2,937	131
Volkswagen	835	193

		66,747

Greece — 0.1%
Aegean Airlines	24,357	159
Alpha Bank AE*	103,445	31
Athens Water Supply & Sewage	11,513	69
Intracom Holdings*	29,411	13
Metka	3,497	29
Motor Oil Hellas Corinth Refineries*	5,293	48
Mytilineos Holdings*	15,516	93
OPAP	12,002	96
Public Power	22,622	107

		645

Hong Kong — 4.1%
AIA Group	1,160,400	7,598
APT Satellite Holdings	39,750	36

Description	Shares	Value (000)

ASM Pacific Technology	6,000	$59
AVIC International Holdings, Cl H	72,000	65
Bank of Chongqing, Cl H	99,500	95
Bank of East Asia	27,912	122
BOC Hong Kong Holdings	84,500	352
Cathay Pacific Airways	32,000	79
Cheung Kong Infrastructure Holdings	15,000	116
Cheung Kong Property Holdings*	149,930	1,243
China Lesso Group Holdings	62,000	50
China Lilang	52,000	60
China Mengniu Dairy	122,000	609
China Merchants Holdings International	64,000	274
China Mobile	321,500	4,117
China Power International Development	412,000	314
China Resources Enterprise	380,805	1,228
China Travel International Investment Hong Kong	230,000	101
China Unicom Hong Kong	2,036,000	3,204
CK Hutchison Holdings	150,384	2,210
CLP Holdings	43,000	366
Daphne International Holdings	550,000	138
Esprit Holdings	861,077	806
First Pacific	628,000	530
Fuguiniao, Cl H	19,600	36
Galaxy Entertainment Group*	56,000	223
Genting Singapore	135,000	90
Global Brands Group Holding*	5,870,000	1,234
Guangdong Yueyun Transportation Company, Cl H	214,500	196
Guangnan Holdings	260,000	52
Hang Lung Properties	55,000	164
Hang Seng Bank	17,400	340
Henderson Land Development	26,215	179
HKT Trust, Cl Miscellaneous	57,740	68
Hong Kong & China Gas	157,320	330
Hong Kong Exchanges and Clearing	25,543	901
Hongkong & Shanghai Hotels	236,542	328
Huabao International Holdings	276,000	166
Hysan Development	15,000	65
Jardine Matheson Holdings	19,600	1,112
Kerry Properties	17,500	69
Kingboard Chemical Holdings	60,500	105
Kingboard Laminates Holdings	98,500	47
Li & Fung	2,710,000	2,151
Link‡	52,000	305

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Longfor Properties	133,000	$212
MGM China Holdings	23,600	39
MTR	32,500	151
New World Development	154,735	202
Noble Group	98,000	55
NWS Holdings	37,455	54
PCCW	83,136	50
People’s Insurance Group of China, Cl H	647,000	414
Ping An Insurance Group of China, Cl H	283,000	3,823
Power Assets Holdings	31,500	287
Real Nutriceutical Group	174,000	52
Scud Group*	252,000	34
Shangri-La Asia	26,000	36
Shenguan Holdings Group	145,730	37
Sino Land	72,172	121
Sinopec Shanghai Petrochemical, Cl H*	1,042,000	566
SJM Holdings	48,000	52
Skyworth Digital Holdings	1,148,000	1,022
SmarTone Telecommunications Holdings	72,385	127
Stella International Holdings	43,948	105
Sun Hung Kai Properties	38,893	630
Swire Pacific, Cl A	14,500	182
Swire Properties	26,800	86
TCC International Holdings	114,000	34
Techtronic Industries	31,500	103
Television Broadcasts	73,400	436
Tianjin Port Development Holdings	658,000	156
Weiqiao Textile, Cl H	196,500	139
WH Group* (A)	131,849	90
Wharf Holdings	31,000	206
Wheelock	20,000	102
Wynn Macau	32,800	55
Xiamen International Port, Cl H	244,000	99
Yue Yuen Industrial Holdings	15,000	50
Yuzhou Properties	225,000	58

		41,798

Hungary — 0.0%
MOL Hungarian Oil & Gas	2,363	121

India — 0.5%
HDFC Bank ADR	1,324	80
Infosys ADR	105,498	1,672
Tata Motors ADR	66,482	2,292
WNS Holdings ADR*	50,063	1,339

		5,383

Description	Shares	Value (000)
Indonesia — 1.1%
Adaro Energy	1,540,100	$88
Agung Podomoro Land*	9,369,800	265
AKR Corporindo	894,200	397
Bank Mandiri Persero	2,938,700	2,215
Bank Negara Indonesia Persero	6,084,100	2,418
Bank Pembangunan Daerah Jawa Barat Dan Banten	2,147,800	132
Bank Pembangunan Daerah Jawa Timur	912,100	33
Bank Rakyat Indonesia Persero	2,814,500	2,185
Delta Dunia Makmur*	2,232,500	13
Dharma Satya Nusantara	185,000	45
Elnusa	2,968,800	108
Kawasan Industri Jababeka*	2,741,600	54
Lippo Karawaci	1,776,600	157
Pakuwon Jati	2,961,200	96
Panin Financial*	4,957,300	106
PT Energi Mega Persada*	13,967,200	59
PT Multipolar*	5,074,000	238
Telekomunikasi Indonesia Persero	6,049,300	1,330
Tunas Baru Lampung	924,300	36
United Tractors	692,400	1,058
XL Axiata*	369,600	102

		11,135

Ireland — 0.6%
Bank of Ireland*	4,835,102	1,950
CRH	23,693	668
DCC	14,062	1,105
Experian	84,604	1,541
Irish Continental Group	75,807	333
Kerry Group, Cl A	3,585	266
Paddy Power	8,694	745
Ryanair Holdings ADR	700	50

		6,658

Israel — 0.3%
Azrieli Group	819	33
Bank Hapoalim	25,021	135
Bank Leumi Le-Israel*	30,989	131
Bezeq The Israeli Telecommunication	44,326	76
Check Point Software Technologies*	13,167	1,048
Delek Group	88	26
Israel*	72	25
Israel Chemicals	12,849	90
Mizrahi Tefahot Bank	2,580	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

NICE-Systems	1,511	$96
Teva Pharmaceutical Industries	19,848	1,173

		2,865

Italy — 1.3%
Assicurazioni Generali	26,731	482
Atlantia	9,987	247
Banca Monte dei Paschi di Siena*	58,982	115
Banco Popolare*	8,030	132
CNH Industrial	135,975	1,240
Davide Campari-Milano	19,657	150
Enel	162,119	735
Enel Green Power	39,116	76
Eni	58,625	1,041
EXOR	2,147	102
Fiat Chrysler Automobiles*	20,347	298
Finmeccanica*	9,267	117
Intesa Sanpaolo	384,562	1,384
Luxottica Group	38,281	2,545
Mediobanca	13,368	131
Piaggio & C	350,099	1,174
Pirelli & C	6,334	107
Prysmian	4,398	95
Saipem*	59,632	630
Snam	47,420	226
Telecom Italia*	363,158	428
Terna Rete Elettrica Nazionale	35,308	156
UniCredit	296,074	1,988
Unione di Banche Italiane	22,043	177
UnipolSai	23,069	57

		13,833

Japan — 16.3%
ABC-Mart	700	43
Acom*	11,500	44
Advantest	4,100	43
Aeon	15,900	226
AEON Financial Service	2,800	78
Aeon Mall	2,300	43
Air Water	4,000	73
Aisin Seiki	4,700	200
Ajinomoto	13,000	281
Alfresa Holdings	74,400	1,158
Amada Holdings	8,500	90
ANA Holdings	29,000	79
Aozora Bank*	27,000	102
Asahi Glass	23,000	138
Asahi Group Holdings	8,800	280

Description	Shares	Value (000)

Asahi Kasei	28,000	$230
Asics	3,700	96
Astellas Pharma	83,100	1,186
Azbil	12,800	331
Bank of Kyoto	8,000	92
Bank of Yokohama	95,000	583
Benesse Holdings	1,700	43
Bridgestone	14,900	551
Brother Industries	5,400	77
Calbee	1,800	76
Canon*	24,500	797
Casio Computer	4,300	85
Central Japan Railway	3,300	596
Chiba Bank	80,000	610
Chiyoda	3,000	27
Chubu Electric Power	15,600	233
Chugai Pharmaceutical	5,300	183
Chugoku Bank	3,400	54
Chugoku Electric Power*	6,800	99
Citizen Holdings	5,300	37
COLOPL	1,000	20
Credit Saison	3,200	69
Dai Nippon Printing	13,000	134
Daicel	7,400	95
Daihatsu Motor*	4,300	61
Dai-ichi Life Insurance	153,800	3,024
Daiichi Sankyo	14,400	266
Daikin Industries	5,300	381
Daito Trust Construction	1,700	176
Daiwa House Industry	13,400	312
Daiwa Securities Group*	38,000	285
Denso	127,400	6,346
Dentsu	20,300	1,051
Don Quijote Holdings	3,000	128
East Japan Railway	27,700	2,492
Eisai	5,700	383
Electric Power Development	3,200	113
FamilyMart	1,400	64
FANUC*	20,300	4,160
Fast Retailing	1,200	544
Fuji Electric*	14,000	60
Fuji Heavy Industries*	13,400	494
FUJIFILM Holdings	85,400	3,052
Fujitsu	273,000	1,527
Fukuoka Financial Group	17,000	88
GungHo Online Entertainment	8,100	32
Gunma Bank	8,000	59

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Hachijuni Bank	9,000	$68
Hakuhodo DY Holdings	5,800	62
Hamamatsu Photonics	3,200	94
Hankyu Hanshin Holdings	27,000	160
Hikari Tsushin	400	27
Hino Motors	5,700	71
Hirose Electric	700	100
Hiroshima Bank	12,000	72
Hisamitsu Pharmaceutical	1,200	47
Hitachi*	418,000	2,756
Hitachi Chemical*	2,500	45
Hitachi Construction Machinery	2,100	37
Hitachi High-Technologies	1,500	42
Hitachi Metals	7,000	108
Hokuhoku Financial Group	30,000	71
Hokuriku Electric Power*	4,500	67
Honda Motor	208,400	6,746
Hoya*	165,300	6,627
Hulic	7,300	65
Ibiden	2,500	42
Idemitsu Kosan	2,100	41
IHI	31,000	144
Iida Group Holdings	4,000	64
Inpex	254,900	2,899
Isetan Mitsukoshi Holdings	61,900	1,108
Isuzu Motors	13,300	175
ITOCHU	36,100	477
Itochu Techno-Solutions	800	20
Iyo Bank	5,800	71
J Front Retailing	5,600	105
Japan Airlines*	3,000	104
Japan Airport Terminal	1,000	55
Japan Display*	7,000	26
Japan Exchange Group	6,700	218
Japan Prime Realty Investment‡	19	59
Japan Real Estate Investment‡	30	136
Japan Retail Fund Investment‡	58	116
Japan Tobacco	138,200	4,924
JFE Holdings*	80,000	1,775
JGC	5,000	94
Joyo Bank	15,000	84
JSR	5,000	88
JTEKT	4,700	89
JX Holdings	54,400	235

Description	Shares	Value (000)

Kajima	19,000	$89
Kakaku.com*	3,700	54
Kamigumi	5,000	47
Kaneka	6,000	44
Kansai Electric Power*	15,700	174
Kansai Paint	6,000	93
Kao	40,500	1,884
Kawasaki Heavy Industries	32,000	149
KDDI	40,300	973
Keihan Electric Railway	11,000	64
Keikyu	11,000	83
Keio	13,000	93
Keisei Electric Railway	6,000	71
Keyence	1,000	540
Kikkoman	3,000	94
Kinden	12,000	159
Kintetsu Group Holdings	43,000	147
Kirin Holdings	123,500	1,702
Kobe Steel*	71,000	120
Koito Manufacturing*	2,500	98
Komatsu	21,300	428
Konami	2,400	45
Konica Minolta	10,200	119
Kubota*	26,000	412
Kuraray	7,900	97
Kurita Water Industries	2,900	68
Kyocera*	64,400	3,349
Kyowa Hakko Kirin	5,000	65
Kyushu Electric Power*	9,700	113
Lawson	1,400	96
LIXIL Group	33,800	672
M3*	5,100	103
Mabuchi Motor	1,200	76
Makita	2,900	157
Marubeni	37,200	213
Marui Group	79,500	1,074
Maruichi Steel Tube	1,300	32
Mazda Motor	12,200	239
McDonald’s Holdings Japan*	1,700	36
Medipal Holdings	3,500	57
MEIJI Holdings	1,500	194
Minebea*	8,000	132
Miraca Holdings	1,300	65
Mitsubishi	79,800	1,756
Mitsubishi Chemical Holdings	31,500	198
Mitsubishi Electric*	44,000	569
Mitsubishi Estate	83,000	1,789

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Mitsubishi Gas Chemical	8,000	$45
Mitsubishi Heavy Industries	248,000	1,509
Mitsubishi Logistics	40,000	525
Mitsubishi Materials	26,000	100
Mitsubishi Motors	15,200	129
Mitsubishi Tanabe Pharma	5,200	78
Mitsubishi UFJ Financial Group	522,900	3,759
Mitsubishi UFJ Lease & Finance	12,400	68
Mitsui	39,100	531
Mitsui Chemicals	22,000	82
Mitsui Fudosan	22,000	616
Mitsui OSK Lines	30,000	96
Mixi*	800	40
Mizuho Financial Group	1,403,800	3,040
MS&AD Insurance Group Holdings	78,500	2,446
Murata Manufacturing	4,700	820
Nabtesco	2,800	70
Nagoya Railroad	19,000	71
Namco Bandai Holdings	38,200	738
NEC	58,000	176
Nexon	3,000	41
NGK Insulators	6,000	155
NGK Spark Plug	3,900	108
NH Foods	28,000	638
NHK Spring	4,200	46
Nidec	4,900	367
Nikon	7,800	90
Nintendo*	8,200	1,371
Nippon Building Fund‡	31	136
Nippon Electric Glass	8,000	41
Nippon Express	19,000	93
Nippon Paint Holdings	3,800	107
Nippon Prologis‡	32	59
Nippon Steel & Sumitomo Metal*	174,000	451
Nippon Suisan Kaisha	90,500	259
Nippon Telegraph & Telephone	101,200	3,666
Nippon Yusen	35,000	98
Nissan Motor*	57,000	594
Nisshin Seifun Group	5,300	71
Nissin Foods Holdings	1,700	75
Nitori Holdings	1,800	147
Nitto Denko	3,900	321
NOK	2,500	78
Nomura Holdings*	95,200	646
Nomura Real Estate Holdings	3,300	69
Nomura Research Institute	2,500	98
NSK	11,000	170

Description	Shares	Value (000)

NTT Data	40,800	$1,783
NTT DOCOMO	35,100	672
NTT Urban Development	2,000	20
Obayashi	205,000	1,495
Odakyu Electric Railway	14,000	131
Oji Holdings	18,000	78
Olympus	6,100	211
Omron*	4,600	200
Ono Pharmaceutical	1,900	208
Onward Holdings	55,000	379
Oracle Japan	1,000	42
Oriental Land	4,800	306
ORIX	30,300	450
Osaka Gas	44,000	174
Otsuka	1,200	56
Otsuka Holdings	31,200	995
Panasonic*	50,700	697
Park24	1,800	31
Rakuten*	18,000	291
Recruit Holdings	3,000	92
Resona Holdings	334,000	1,824
Ricoh	15,800	164
Rinnai	900	71
Rohm	2,400	161
Sankyo	1,100	39
Sanrio	900	24
Santen Pharmaceutical	8,200	116
SBI Holdings*	5,100	70
Secom	23,200	1,507
Sega Sammy Holdings	27,600	361
Seibu Holdings	3,000	70
Seiko Epson	6,100	108
Sekisui Chemical	10,000	123
Sekisui House	57,400	911
Seven & i Holdings	67,700	2,910
Seven Bank	12,800	59
Sharp*	34,000	41
Shikoku Electric Power*	4,800	72
Shimadzu	6,000	82
Shimamura	500	53
Shimano	1,800	246
Shimizu	70,000	590
Shin-Etsu Chemical*	32,900	2,043
Shinsei Bank	47,000	95
Shionogi	7,200	279
Shiseido	39,400	894
Shizuoka Bank	12,000	125

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Showa Shell Sekiyu	4,400	$38
SMC	1,200	361
SoftBank Group	22,200	1,308
Sompo Japan Nipponkoa Holdings	32,100	1,178
Sony	26,900	761
Sony Financial Holdings	3,900	68
Stanley Electric	3,000	63
Sumitomo	25,600	298
Sumitomo Chemical	422,000	2,538
Sumitomo Dainippon Pharma	30,500	336
Sumitomo Electric Industries	67,900	1,052
Sumitomo Forestry	30,800	380
Sumitomo Heavy Industries	13,000	76
Sumitomo Metal Mining	12,000	183
Sumitomo Mitsui Financial Group	90,000	4,015
Sumitomo Mitsui Trust Holdings	76,000	348
Sumitomo Realty & Development	8,000	281
Sumitomo Rubber Industries	4,200	65
Suntory Beverage & Food	3,000	119
Suruga Bank	4,000	86
Suzuken	1,800	58
Suzuki Motor	8,200	277
Sysmex	3,400	203
T&D Holdings	13,600	203
Taiheiyo Cement	26,000	76
Taisei	24,000	138
Taisho Pharmaceutical Holdings	700	47
Taiyo Nippon Sanso	4,000	48
Takashimaya	7,000	63
Takeda Pharmaceutical	18,200	879
TDK	2,800	214
Teijin	21,000	82
Terumo	137,100	3,290
THK	2,800	61
Tobu Railway	23,000	99
Toho	2,800	70
Toho Gas	10,000	59
Tohoku Electric Power*	75,800	1,026
Tokio Marine Holdings	15,900	662
Tokyo Electric Power*	35,300	192
Tokyo Electron	10,600	671
Tokyo Gas	52,000	276
Tokyo Tatemono	5,000	69
Tokyu	26,000	174
Tokyu Fudosan Holdings	13,400	103
TonenGeneral Sekiyu	7,000	65
Toppan Printing	12,000	100

Description	Shares	Value (000)

Toray Industries	35,000	$296
Toshiba*	91,000	313
TOTO	7,000	126
Toyo Seikan Group Holdings	59,500	954
Toyo Suisan Kaisha	22,000	802
Toyoda Gosei	1,700	41
Toyota Industries	15,200	867
Toyota Motor*	104,000	6,971
Toyota Tsusho	5,000	134
Trend Micro*	2,300	79
Unicharm	9,100	216
United Urban Investment‡	69	98
USS	5,100	92
West Japan Railway	29,400	1,882
Yahoo Japan	32,400	130
Yakult Honsha	2,000	119
Yamada Denki	98,900	396
Yamaguchi Financial Group	5,000	62
Yamaha	4,100	83
Yamaha Motor	5,800	127
Yamato Holdings	56,400	1,092
Yamazaki Baking	3,000	50
Yaskawa Electric	5,100	65
Yokogawa Electric	5,000	64
Yokohama Rubber	2,500	50

		167,677

Luxembourg — 0.2%
Altice*	1,968	271
ArcelorMittal	63,888	621
Millicom International Cellular	5,295	391
O’Key Group GDR	76,540	181
RTL Group	851	77
SES	7,258	244
Tenaris	10,497	141
Ternium ADR	8,233	143

		2,069

Macau — 0.0%
Sands China	54,400	183

Malaysia — 0.8%
AirAsia	711,200	290
Allianz Malaysia	9,000	28
Berjaya Auto	175,200	125
Brem Holding	205,400	55
British American Tobacco Malaysia	8,000	131
Cahya Mata Sarawak	496,100	678
Carlsberg Brewery Malaysia	16,800	56

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

DiGi.Com	317,100	$450
Engtex Group	86,100	25
George Kent Malaysia	127,200	43
Guinness Anchor	10,000	38
Hong Leong Bank	56,600	201
Hong Leong Industries	19,900	23
Hua Yang	51,600	26
Insas	330,800	72
JCY International	1,111,400	208
K&N Kenanga Holdings	85,500	16
KKB Engineering	89,900	—
KSL Holdings	645,000	296
Land & General	603,500	69
LBS Bina Group	46,900	20
Malaysia Building Society	292,000	131
Malaysian Pacific Industries	84,200	149
MISC	50,600	104
Muda Holdings	27,100	9
Muhibbah Engineering	169,600	102
OSK Property Holdings	17,000	9
Parkson Holdings*	100,200	41
Petronas Dagangan	152,200	830
Pharmaniaga	25,900	49
Press Metal	39,200	27
Protasco	219,013	106
Scientex	21,600	39
Sunway	465,300	423
Sunway Construction Group*	28,780	8
Syarikat Takaful Malaysia	30,000	30
TA Enterprise	139,600	25
Telekom Malaysia	1,159,800	2,011
Tiong NAM Logistics Holdings	81,600	25
Top Glove	287,000	506
Tropicana*	81,648	22
UEM Edgenta	42,200	39
Unisem	551,000	340
VS Industry	200,200	245
WTK Holdings	144,300	40
Yinson Holdings	180,400	146
YTL Power International	801,205	340

		8,646

Mexico — 1.6%
America Movil	729,671	5,491
Banregio Grupo Financiero	36,485	212
Controladora Comercial Mexicana	28,448	89
Gruma, Cl B	61,372	1,054

Description	Shares	Value (000)

Grupo Aeromexico*	276,892	$442
Grupo Aeroportuario del Pacifico, Cl B	146,210	1,358
Grupo Aeroportuario del Sureste ADR	367	52
Grupo Comercial Chedraui	104,862	298
Grupo Financiero Banorte, Cl O	52,259	287
Grupo Financiero Inbursa, Cl O	993,259	2,254
Grupo Financiero Interacciones, Cl O	177,106	1,079
Grupo Mexico	162,285	488
Grupo Televisa ADR	17,457	677
Industrias Bachoco ADR	267	14
Megacable Holdings	75,380	316
OHL Mexico*	884,576	1,149
Vitro*	41,639	125
Wal-Mart de Mexico	544,794	1,331

		16,716

Netherlands — 3.7%
Aegon	41,156	302
Airbus Group	26,707	1,733
Akzo Nobel	80,612	5,866
ASML Holding	10,636	1,099
Boskalis Westminster	26,720	1,308
Delta Lloyd	5,596	92
Gemalto	1,954	174
Heineken	42,894	3,255
Heineken Holding	2,468	173
ING Groep	443,893	7,330
James Hardie Industries	11,103	148
Koninklijke Ahold	67,588	1,266
Koninklijke DSM	4,382	254
Koninklijke KPN	273,909	1,047
Koninklijke Philips	52,599	1,338
Koninklijke Vopak	1,613	81
NN Group	4,625	130
OCI*	1,766	50
QIAGEN*	5,533	136
Randstad Holding	69,811	4,546
Relx	15,096	358
Royal Dutch Shell, Cl A	203,250	5,740
STMicroelectronics	15,124	124
TNT Express	12,360	105
Unilever	37,610	1,566
Wolters Kluwer	7,321	217

		38,438

New Zealand — 0.1%
Auckland International Airport	23,759	79
Contact Energy	9,563	32

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Fletcher Building	17,911	$99
Meridian Energy	27,065	40
Mighty River Power	15,091	29
Ryman Healthcare	7,535	40
Spark New Zealand	255,216	483

		802

Norway — 0.3%
DNB	49,195	821
Gjensidige Forsikring	4,380	71
Norsk Hydro	33,011	139
Orkla	18,099	142
Schibsted, Cl A*	22,360	686
Statoil	58,292	1,042
Telenor	17,122	375
Yara International	4,039	210

		3,486

Panama — 0.0%
Avianca Holdings ADR*	3,928	40

Peru — 0.1%
Cia de Minas Buenaventura ADR	23,903	248
Credicorp	4,243	590

		838

Philippines — 0.3%
ABS-CBN Holdings	61,800	86
Cebu Air	270,790	510
Energy Development	2,761,500	458
First Gen	898,300	538
Globe Telecom	7,150	398
Lopez Holdings	1,296,700	204
Pepsi-Cola Products Philippines*	352,000	38
San Miguel	144,580	191
Vista Land & Lifescapes	1,009,400	142
Xurpas	219,500	54

		2,619

Poland — 0.8%
Asseco Poland	16,913	260
Bank Pekao	1,936	93
Boryszew	14,900	23
Ciech*	8,239	127
Enea	149,141	633
Energa	98,001	593
Fabryki Mebli Forte	3,800	58
Grupa Kety	253	20
Orange Polska	321,323	697
PGE	378,477	1,856

Description	Shares	Value (000)

Polski Koncern Naftowy Orlen	104,364	$2,050
Polskie Gornictwo Naftowe i Gazownictwo	829,185	1,455
Trakcja*	21,426	49

		7,914

Portugal — 0.0%
Banco Comercial Portugues, Cl R*	960,017	84
Banco Espirito Santo* (B)	46,916	—
EDP-Energias de Portugal	52,091	198
Galp Energia	8,385	98
Jeronimo Martins	6,623	85

		465

Qatar — 0.3%
Barwa Real Estate	142,526	2,074
Mannai	6,490	199
Qatar Gas Transport	15,321	93
Qatar Islamic Bank SAQ	3,328	99
Qatar Navigation QSC	7,158	191

		2,656

Russia — 0.5%
Gazprom OAO ADR	350,646	1,806
Globaltrans Investment GDR*	13,181	63
Lukoil OAO ADR	7,973	358
Magnitogorsk Iron & Steel Works GDR	56,380	190
Sberbank of Russia ADR	81,279	424
Sistema GDR	82,600	731
Surgutneftegas OAO ADR	173,726	1,024
Tatneft OAO ADR	10,251	328
Yandex, Cl A*	19,832	302

		5,226

Singapore — 1.1%
Ascendas‡	53,000	96
CapitaLand	61,000	159
CapitaLand Commercial Trust‡	42,000	49
CapitaLand Mall Trust‡	53,000	85
City Developments	9,000	65
ComfortDelGro	47,000	109
DBS Group Holdings	358,416	5,506
Global Logistic Properties	72,000	135
Golden Agri-Resources	163,000	50
Great Eastern Holdings	49,500	902
GuocoLeisure	250,000	185
Haw Par	13,900	93
Hutchison Port Holdings Trust, Cl U	128,000	81
Jardine Cycle & Carriage	2,000	49

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Keppel	34,000	$207
Oversea-Chinese Banking	68,836	520
Sembcorp Industries	21,000	61
Sembcorp Marine	17,000	36
Singapore Airlines	12,000	96
Singapore Exchange	19,000	110
Singapore Press Holdings	36,000	109
Singapore Technologies Engineering	37,000	91
Singapore Telecommunications	596,600	1,865
StarHub	15,000	44
Suntec‡	51,000	65
United Industrial	24,219	61
United Overseas Bank	43,588	747
UOL Group	11,482	59
Wilmar International	44,000	107

		11,742

South Africa — 1.8%
Aeci	18,200	171
African Bank Investments* (B)	638,711	—
Anglo American Platinum*	1,848	42
Astral Foods	3,506	46
Barclays Africa Group	14,443	217
Barloworld	25,200	200
Blue Label Telecoms	149,723	100
Clicks Group	100,931	746
Comair	12,724	4
FirstRand	855,977	3,751
Gold Fields ADR	16,558	53
Grindrod	128,622	142
Hulamin	54,835	27
Investec	55,752	502
JSE	3,739	39
Liberty Holdings	21,367	255
MMI Holdings	60,998	151
Mpact	11,854	42
MTN Group	22,700	427
Murray & Roberts Holdings*	319,194	337
Netcare	187,519	590
Old Mutual	114,542	364
Peregrine Holdings	153,162	389
Pioneer Foods	5,782	88
Randgold Resources	2,172	146
Raubex Group	27,010	45
Sanlam	93,740	512
Sappi*	123,654	439
Sasol	46,621	1,724
Sibanye Gold	712,630	1,231

Description	Shares	Value (000)
SPAR Group	45,651	$712
Standard Bank Group	245,922	3,238
Steinhoff International Holdings	129,685	821
Telkom	109,811	579

		18,130

South Korea — 3.4%
Aekyung Petrochemical	513	33
Asia Paper Manufacturing	1,464	34
BGF retail	2,407	346
CJ O Shopping	489	90
CKH Food & Health*	116,805	501
Dae Han Flour Mills	229	46
Daedong	8,015	29
Daeduck Electronics	16,617	110
Daesung Holdings	3,710	45
Daewoo Securities	10,861	148
Daou Data	19,087	347
DK UIL	3,201	35
Dong-A Hwasung, Cl A	6,581	38
Dongbu Securities	8,251	41
Dongwon Development	1,770	87
Dongwon F&B	182	62
Dongyang E&P	10,103	110
DRB Industrial	2,794	37
Eusu Holdings*	10,158	107
GMB Korea	5,250	26
GS Home Shopping	520	98
GS Retail	6,456	270
Hana Financial Group	23,500	612
Hanil Cement	880	134
Hanil E-Hwa	4,880	59
Hanwha Life Insurance	36,927	262
Heungkuk Fire & Marine Insurance*	9,159	35
Hite Jinro	8,270	168
Huvis	7,775	75
HwaSung Industrial	10,892	258
Hyosung	1,655	214
Hyundai Hy Communications & Networks	10,918	43
Hyundai Motor	5,814	709
Ilji Technology	3,304	25
Jahwa Electronics	8,785	90
JB Financial Group	15,673	93
Jinro Distillers	1,394	63
KB Financial Group	13,590	450
KG Chemical	1,920	36

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Kia Motors	63,165	$2,565
KISCO	1,295	58
Kolon Global*	487	9
Kolon Industries	3,660	212
Korea District Heating	905	63
Korea Electric Power	74,698	3,067
Korea Flange	2,892	39
KT*	14,928	381
Kumkang Kind	2,366	170
Kunsul Chemical Industrial	920	45
Kwangju Bank*	5,257	36
Kyobo Securities	3,946	41
Kyungchang Industrial	16,273	99
LG Display ADR	177,864	2,062
LG Innotek	9,391	847
LG Uplus	50,030	442
Lotte Chemical	1,197	309
Lotte Shopping	3,214	676
Mcnex	1,655	59
Mobase	4,391	34
Moorim Paper*	35,210	121
Nice Information & Telecommunication	11,426	344
NVH Korea	11,697	38
RedcapTour	1,671	42
S&T Motiv	1,240	74
S-1, Cl 1	3,798	267
Saeron Automotive	4,310	38
Sam Young Electronics	8,260	107
Samsung Electronics	10,314	11,724
Samyang Genex	366	69
Seah Besteel	3,277	128
SeAH Holdings	225	39
SeAH Special Steel	3,085	56
Sejong Industrial	3,340	31
Seoyon	3,086	30
Sewon Precision Industry	657	15
Shindaeyang Paper	1,116	40
Shinhan Financial Group	29,240	1,089
SK Hynix	83,678	3,173
SL	3,748	60
Ssangyong Cement Industrial*	4,042	58
Tongyang Life Insurance	14,490	198
Tovis	12,001	137
TS	1,470	37
Woori Bank	50,523	444

		35,539

Description	Shares	Value (000)

Spain — 1.6%
Abertis Infraestructuras	10,613	$174
Acerinox	44,903	621
ACS Actividades de Construccion y Servicios	4,647	149
Aena* (A)	1,601	167
Amadeus IT Holding, Cl A	79,968	3,188
Banco Bilbao Vizcaya Argentaria	145,733	1,428
Banco de Sabadell	113,915	275
Banco Popular Espanol	40,383	196
Banco Santander	475,609	3,322
Bankia	107,642	137
Bankinter	14,813	109
CaixaBank	55,189	256
Distribuidora Internacional de Alimentacion*	13,482	103
Enagas	5,120	139
Endesa	7,030	135
Ferrovial	10,472	228
Gas Natural SDG	7,856	178
Grifols	3,674	148
Iberdrola	124,963	841
Inditex	25,100	816
International Consolidated Airlines Group*	18,152	141
Mapfre	26,348	91
Mediaset Espana Comunicacion	36,559	479
Red Electrica	2,433	195
Repsol	23,558	414
Telefonica	119,771	1,702
Viscofan	14,061	850
Zardoya Otis	4,167	45

		16,527

Sweden — 1.7%
Alfa Laval	6,607	116
Assa Abloy, Cl B	139,770	2,632
Atlas Copco, Cl A	24,789	665
Boliden	5,982	109
Electrolux	5,878	184
Elekta, Cl B	8,000	50
Getinge, Cl B	4,515	109
Hennes & Mauritz, Cl B	110,833	4,268
Hexagon, Cl B	6,215	225
Husqvarna, Cl B	8,795	66
ICA Gruppen	1,669	59
Industrivarden, Cl C	4,344	82
Investment Kinnevik, Cl B	5,267	167

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Investor, Cl B	10,395	$387
Lundin Petroleum*	5,719	98
Modern Times Group, Cl B	13,205	354
Nordea Bank	109,782	1,370
Oriflame Holding*	1,600	26
Sandvik	25,669	284
Securitas, Cl B	7,131	94
Skandinaviska Enskilda Banken, Cl A	34,731	444
Skanska, Cl B	8,511	172
SKF, Cl B	9,615	219
Svenska Cellulosa, Cl B	13,336	339
Svenska Handelsbanken, Cl A	149,111	2,177
Swedbank, Cl A	20,726	483
Swedish Match	14,845	422
Tele2, Cl B	7,309	85
Telefonaktiebolaget LM Ericsson, Cl B	142,117	1,473
TeliaSonera	59,185	348
Volvo, Cl B	35,093	436

		17,943

Switzerland — 6.7%
ABB	55,927	1,171
Actelion	2,327	340
Adecco	18,990	1,541
Aryzta*	2,039	101
Baloise Holding	1,109	135
Barry Callebaut	56	64
Chocoladefabriken Lindt & Sprungli	26	252
Cie Financiere Richemont	30,731	2,500
Coca-Cola	4,488	96
Credit Suisse Group	35,161	967
Dufry*	634	88
EMS-Chemie Holding	189	80
Geberit	6,234	2,078
Givaudan	209	362
Helvetia Holding	233	133
Holcim	5,225	386
Julius Baer Group	5,053	283
Kuehne + Nagel International	9,321	1,237
Logitech International	38,394	563
Lonza Group	1,253	167
Nestle	195,215	14,094
Novartis	130,154	12,828
Pargesa Holding	788	53
Partners Group Holding	360	108
Roche Holding	46,966	13,162
Schindler Holding	1,555	254

Description	Shares	Value (000)

SGS	132	$241
Sika	48	169
Sonova Holding	15,425	2,085
Sulzer	599	62
Swatch Group	1,900	362
Swiss Life Holding	747	171
Swiss Prime Site	1,636	124
Swiss Re	8,093	716
Swisscom	586	328
Syngenta	2,140	870
Transocean	8,866	143
UBS Group	441,015	9,354
Zurich Insurance Group	3,449	1,051

		68,719

Taiwan — 2.5%
Advanced Semiconductor Engineering ADR	211,626	1,397
AU Optronics ADR	463,190	2,066
ChipMOS TECHNOLOGIES	13,900	304
Chroma ATE	69,000	153
Delta Electronics	86,000	440
Hon Hai Precision Industry	552,366	2,100
Siliconware Precision Industries ADR	300,959	2,242
Taiwan Semiconductor Manufacturing	874,448	15,682
Teco Electric and Machinery	275,904	214
Yungtay Engineering	360,000	692

		25,290

Thailand — 1.4%
Advanced Information Technology	233,000	204
Amata	259,300	115
AP Thailand	1,321,800	281
Asia Plus Group Holdings Securities	438,100	55
Bangkok Bank	188,400	995
Bangkok Expressway	255,400	299
Cal-Comp Electronics Thailand	1,336,719	137
Delta Electronics Thailand	171,600	460
Dhipaya Insurance	16,800	19
GFPT	1,808,000	643
Hana Microelectronics	682,600	818
Indorama Ventures	165,800	134
KCE Electronics	582,400	956
KGI Securities Thailand	902,000	92
Krung Thai Bank	685,700	347
Krungthai Card	48,000	140
Lalin Property	282,000	34

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Major Cineplex Group	45,700	$46
MFEC	216,800	47
MK Real Estate Development	283,600	43
Padaeng Industry PLC*	67,600	33
PTT	343,100	3,648
PTT Global Chemical	1,241,200	2,545
Pylon	116,100	41
Raimon Land*	3,087,200	140
Ratchaburi Electricity Generating Holding	157,000	266
Regional Container Lines	164,800	47
RS	164,000	66
SC Asset	371,588	36
Siam Cement	13,500	208
Siamgas & Petrochemicals	496,400	162
SNC Former	76,300	35
Somboon Advance Technology	67,400	37
Sri Trang Agro-Industry	106,400	41
Sriracha Construction	91,700	72
Srithai Superware	442,500	32
Syntec Construction	2,491,000	218
Thai Airways International*	292,100	113
Thai Vegetable Oil	176,300	117
Thanachart Capital	391,300	382
Tipco Asphalt	899,700	610
Tisco Financial Group	77,900	106
Vanachai Group*	221,100	—

		14,820

Turkey — 1.1%
Adana Cimento Sanayii, Cl A	70,647	174
Akcansa Cimento	36,973	221
Akfen Gayrimenkul Yatirim Ortakligi‡ *	81,138	45
Albaraka Turk Katilim Bankasi	44,267	24
Alcatel-Lucent Teletas Telekomunikasyon*	176,119	524
Anadolu Anonim Turk Sigorta Sirketi	148,517	78
Baticim Bati Anadolu Cimento Sanayii	28,063	71
Celebi Hava Servisi	16,773	214
Cimsa Cimento Sanayi ve Ticaret	125,819	721
EGE Endustri VE Ticaret	3,722	318
EGE Seramik Sanayi ve Ticaret	22,722	30
Gubre Fabrikalari	107,083	284
Kordsa Global Endustriyel Iplik ve Kord Bezi Sanayi ve Ticaret	60,555	100
Selcuk Ecza Deposu Ticaret ve Sanayi A.S.	85,387	79

Description	Shares	Value (000)

Soda Sanayii	419,419	$910
Tat Gida Sanayi*	111,303	277
Tupras Turkiye Petrol Rafinerileri*	32,126	814
Turk Hava Yollari*	571,867	1,877
Turkiye Garanti Bankasi	230,629	719
Turkiye Is Bankasi, Cl C	919,209	1,934
Turkiye Sise ve Cam Fabrikalari	113,992	154
Vestel Beyaz Esya Sanayi ve Ticaret	112,100	537
Vestel Elektronik Sanayi ve Ticaret*	470,230	860

		10,965

United Arab Emirates — 0.0%
Air Arabia	1,145,485	505

United Kingdom — 16.7%
3i Group	158,544	1,287
Aberdeen Asset Management	20,649	131
Admiral Group	40,328	879
Aggreko	6,088	138
Amec Foster Wheeler	28,378	365
Anglo American	12,191	177
Anglo American PLC	31,968	461
Antofagasta	15,576	169
ARM Holdings	32,361	527
Ashtead Group	11,317	195
Associated British Foods	8,126	367
AstraZeneca	29,185	1,843
Aviva	91,972	712
Babcock International Group	6,506	110
BAE Systems	235,377	1,669
Barclays PLC	1,488,767	6,094
Barratt Developments	50,844	491
Berendsen	25,269	405
Betfair Group	23,342	882
BG Group PLC	252,588	4,205
BHP Billiton	85,582	1,679
BP	756,439	4,993
British American Tobacco	44,956	2,412
British Land‡	21,860	273
BT Group, Cl A	193,114	1,366
Bunzl	76,219	2,082
Burberry Group	10,066	248
Cable & Wireless Communications	604,776	633
Capita	130,454	2,538
Carnival	25,257	1,290
Centrica	136,234	565
Close Brothers Group	6,431	154
Cobham	24,812	103

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Compass Group PLC	655,782	$10,851
Croda International	3,240	140
Daily Mail & General Trust, Cl A	72,585	1,060
Delphi Automotive PLC	30,655	2,608
Devro	75,444	359
Diageo PLC	266,469	7,708
Direct Line Insurance Group*	30,795	162
Dixons Carphone	21,823	156
easyJet	3,671	89
Fresnillo	4,545	50
G4S	325,412	1,374
GKN	39,875	210
GlaxoSmithKline	118,284	2,458
Glencore*	412,982	1,657
GVC Holdings*	16,667	119
Hammerson‡	17,555	170
Hargreaves Lansdown	6,485	117
Hays PLC	436,607	1,121
HomeServe	130,343	881
HSBC Holdings	120,757	1,093
HSBC Holdings PLC	1,024,062	9,174
ICAP	130,959	1,090
IG Group Holdings	61,624	723
IMI	12,780	226
Imperial Tobacco Group PLC	22,059	1,063
Inchcape	40,787	520
Informa PLC	56,981	489
Inmarsat	10,644	153
InterContinental Hotels Group	5,721	231
International Personal Finance	119,828	860
Intertek Group	52,742	2,030
Intu Properties‡	20,506	99
Investec	13,144	118
ITV	583,012	2,412
J Sainsbury	32,261	134
Johnson Matthey	4,959	237
Jupiter Fund Management	61,016	427
Just Eat*	62,742	401
Kingfisher	53,290	291
Land Securities Group‡	17,914	339
Legal & General Group	136,177	533
Lloyds Banking Group	2,759,855	3,696
London Stock Exchange Group	7,041	262
Lonmin*	1,677	3
Lukoil OAO ADR	61	3
Marks & Spencer Group	37,281	314
Meggitt	19,043	140

Description	Shares	Value (000)

Melrose Industries	22,666	$88
Merlin Entertainments (A)	229,959	1,544
Michael Page International	23,165	198
Millennium & Copthorne Hotels	14,685	132
Mondi	8,231	177
Moneysupermarket.com Group	143,511	657
National Express Group	33,124	160
National Grid	86,183	1,106
Next	3,312	388
Non-Standard Finance* (A)	47,144	76
Northgate	17,597	159
Old Mutual	111,723	354
Pearson	18,696	354
Persimmon	6,906	214
Petrofac	10,755	156
Pets at Home Group	112,755	529
Provident Financial	35,818	1,647
Prudential PLC	172,727	4,158
Reckitt Benckiser Group PLC	104,574	9,017
Reed Elsevier	106,032	1,724
Rexam	105,105	912
Rightmove	47,737	2,458
Rio Tinto PLC	108,360	4,450
Rolls-Royce Holdings PLC	309,171	4,225
Ros Agro PLC*	4,973	—
Royal Bank of Scotland Group*	57,918	320
Royal Mail	17,755	144
RSA Insurance Group	24,054	150
SABMiller	22,351	1,160
Sage Group	26,157	211
Schroders	2,761	138
Segro‡	16,989	108
Serco Group PLC	294,152	545
Severn Trent	5,833	191
Shire	13,605	1,089
Sky PLC	306,576	4,995
Smith & Nephew	32,066	541
Smiths Group PLC	164,233	2,913
South32*	85,044	115
Spectris	20,909	693
Sports Direct International*	6,310	71
SSE	22,646	546
SSP Group	172,750	778
Stagecoach Group	135,113	857
Standard Chartered PLC	265,083	4,244
Standard Life	44,367	310
Subsea 7*	6,331	62

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

Description	Shares	Value (000)

Tate & Lyle	11,158	$91
Taylor Wimpey	73,338	214
Tesco	362,476	1,211
Thomas Cook Group*	379,053	815
Travis Perkins	5,585	185
Tullow Oil	21,096	113
Unilever	73,992	3,173
United Utilities Group	16,506	231
Vodafone Group PLC	790,653	2,855
Weir Group	4,852	130
WH Smith	30,081	722
Whitbread	4,134	321
William Hill	21,019	133
WM Morrison Supermarkets	49,184	140
Wolseley	5,933	379
WPP PLC	419,961	9,411

		172,982

United States — 0.6%
Consumer Discretionary — 0.5%
Yum! Brands	54,818	4,938

Energy — 0.1%
Aegean Marine Petroleum Network	4,719	58
Seadrill*	9,011	94
Tsakos Energy Navigation	82,699	788

		940

Information Technology — 0.0%
Genpact*	7,483	160
NCR*	10,614	319

		479

		6,357

Total Common Stock (Cost $988,702) (000)		1,002,437

Preferred Stock — 0.9%
Alpargatas	210,898	559
Banco ABC Brasil*	37,100	140
Banco Bradesco, Cl Preference	240,240	2,202
Bayerische Motoren Werke, Cl Preference	1,207	102
Cia de Gas de Sao Paulo*	3,700	51
Cia Energetica de Minas Gerais	267,700	1,016
Cia Paranaense de Energia	61,000	676
CJ	1,220	159
Eletropaulo Metropolitana Eletricidade de Sao Paulo, Cl B*	72,300	418
FUCHS PETROLUB	1,729	73

Description	Shares	Value (000)

Henkel & KGaA	4,076	$457
Itau Unibanco Holding	26,400	291
Porsche Automobil Holding	3,462	292
Suzano Papel e Celulose, Cl A	91,200	486
Vale, Cl Preference	40,700	205
Volkswagen	10,222	2,370

Total Preferred Stock (Cost $10,540) (000)		9,497

	Number of Warrants

Warrant — 0.0%
Raimon Land*	771,800	—

Total Warrant (Cost $—) (000)		—

	Number of Rights
Rights — 0.0%
Abertis Infraestructuras*	10,613	9
Acerinox*	44,547	20
Deutsche Annington Immobilien*	8,028	—
Jardine Cycle & Carriage*	333	2
Repsol*	23,795	12
Zardoya Otis*	4,167	—

Total Rights (Cost $—) (000)		43

SHORT-TERM INVESTMENT (C) — 3.3%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%,	33,618,649	33,619

Total Short-Term Investment (Cost $33,619) (000)		33,619

Total Investments — 101.5% (Cost $1,032,861) (000)		$1,045,596

Percentages are based on net assets of $1,030,373 (000).

A list of the open futures contracts held by the Fund at June 30, 2015, is as follows (000):

Type of Contract	Number of Contracts Long	Expiration Date	Unrealized Depreciation
E-MINI MSCI Future	13	Sep-2015	$(48)

For the period ended June 30, 2015, the monthly average notional value of futures contracts held was $6,855 (000).

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP International Equity Fund

*	Non-income producing security.
‡	Real Estate Investment Trust
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2015, was $0 (000) and represented 0.00% of net assets.
(C)	The rate reported is the 7-day effective yield as of June 30, 2015.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

MSCI — Morgan Stanley Capital International

PLC — Public Limited Company

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$26,751	$—	$—	$26,751
Austria	1,675	—	—	1,675
Belgium	7,626	—	—	7,626
Brazil	17,530	—	—	17,530
Canada	11,881	—	—	11,881
Chile	1,327	—	—	1,327
China	31,637	—	—	31,637
Colombia	1,551	—	—	1,551
Cyprus	212	—	—	212
Czech Republic	951	—	—	951
Denmark	16,247	—	—	16,247
Finland	7,752	—	—	7,752
France	70,818	—	—	70,818
Germany	66,747	—	—	66,747
Greece	—	645	—	645
Hong Kong	41,798	—	—	41,798
Hungary	121	—	—	121
India	5,383	—	—	5,383
Indonesia	11,135	—	—	11,135
Ireland	6,658	—	—	6,658
Israel	2,865	—	—	2,865
Italy	13,833	—	—	13,833
Japan	167,677	—	—	167,677
Luxembourg	2,069	—	—	2,069
Macau	183	—	—	183
Malaysia	8,646	—	—	8,646
Mexico	16,716	—	—	16,716
Netherlands	38,438	—	—	38,438
New Zealand	802	—	—	802
Norway	3,486	—	—	3,486
Panama	40	—	—	40
Peru	838	—	—	838
Philippines	2,619	—	—	2,619
Poland	7,914	—	—	7,914
Portugal	465	—	—	465
Qatar	2,656	—	—	2,656
Russia	5,226	—	—	5,226
Singapore	11,742	—	—	11,742
South Africa	18,130	—	—	18,130
South Korea	35,539	—	—	35,539
Spain	16,527	—	—	16,527
Sweden	17,943	—	—	17,943

Investments in Securities	Level 1	Level 2	Level 3	Total
Switzerland	$68,719	$—	$—	$68,719
Taiwan	25,290	—	—	25,290
Thailand	14,820	—	—	14,820
Turkey	10,965	—	—	10,965
United Arab Emirates	505	—	—	505
United Kingdom	172,982	—	—	172,982
United States	6,357	—	—	6,357

Total Common Stock	1,001,792	645	—	1,002,437

Preferred Stock	9,497	—	—	9,497
Warrants	—	—	—	—
Rights	—	43	—	43
Short-Term Investment	33,619	—	—	33,619

Total Investments in Securities	$1,044,908	$688	$—	$1,045,596

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures Contracts*
Unrealized Depreciation	$(48)	$—	$—	$(48)

Total Other Financial Instruments	$(48)	$—	$—	$(48)

*	Futures contracts are valued at the unrealized depreciation on the instrument.

For the period ended June 30, 2015, there were transfers from Level 1 to Level 2 assets and liabilities that represented securities traded primarily outside the United States, the values of which were adjusted as a result of significant market movements following the close of local trading. For the period ended June 30, 2015, there were no transfers between Level 2 and Level 3 assets and liabilities. All transfers, if any, are recognized by the Fund at the end of the period. As of June 30, 2015, there were two Level 3 investments with a total value of $0 and represented 0.00% of net assets.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

SECTOR WEIGHTINGS†

†	Percentages based on total investments.

SCHEDULE OF INVESTMENTS

Description	Face Amount (000)	Value (000)

U.S. TREASURY OBLIGATIONS — 30.5%
U.S. Treasury Bonds
4.750%, 02/15/37	$5,302	$6,872
3.000%, 11/15/44	8,846	8,653
2.500%, 02/15/45	3,620	3,186
U.S. Treasury Notes
8.000%, 11/15/21	1,000	1,365
3.625%, 02/15/20	2,100	2,293
3.375%, 11/15/19	2,000	2,159
3.125%, 10/31/16	1,000	1,036
2.750%, 11/30/16-11/15/23	6,650	6,886
2.625%, 08/15/20	2,300	2,405
2.500%, 05/15/24	2,425	2,467
2.375%, 08/15/24	2,150	2,162
2.250%, 04/30/21-11/15/24	3,800	3,844
2.125%, 08/15/21-05/15/25	17,363	17,252
2.000%, 09/30/20-02/15/25	16,450	16,429
1.875%, 05/31/22	1,765	1,745
1.750%, 04/30/22-05/15/23	6,632	6,481
1.625%, 06/30/19-06/30/20	19,982	20,078
1.500%, 07/31/16-05/31/20	21,680	21,615
1.375%, 06/30/18-05/31/20	21,773	21,683
1.250%, 11/30/18-02/29/20	10,410	10,305
1.125%, 06/15/18-12/31/19	6,526	6,476
1.000%, 08/31/16-09/30/19	40,485	40,540
0.875%, 01/31/17-01/31/18	17,775	17,862
0.750%, 03/15/17-04/15/18	5,531	5,546
0.625%, 12/15/16-11/30/17	24,994	25,007
0.500%, 01/31/17-07/31/17	24,008	23,975

Total U.S. Treasury Obligations (Cost $279,177) (000)		278,322

CORPORATE OBLIGATIONS — 29.7%
Consumer Discretionary — 2.7%
21st Century Fox America 4.500%, 02/15/21	100	109
Amazon.com 1.200%, 11/29/17	200	199

Description	Face Amount (000)	Value (000)

American Honda Finance
1.200%, 07/14/17	$100	$100
0.950%, 05/05/17	100	100
Atento Luxco 7.375%, 01/29/20 (A)	370	370
AutoZone 2.500%, 04/15/21	100	98
Avianca Holdings 8.375%, 05/10/20 (A)	530	534
Bed Bath & Beyond 3.749%, 08/01/24	25	25
CBS 3.375%, 03/01/22	150	148
Cleveland Clinic Foundation 4.858%, 01/01/14	375	348
Comcast
6.500%, 01/15/17	250	270
4.600%, 08/15/45	500	496
4.200%, 08/15/34	1,460	1,408
3.375%, 02/15/25	125	124
Daimler Finance North America 2.450%, 05/18/20 (A)	2,288	2,273
Delphi 4.150%, 03/15/24	40	41
Diageo Capital 5.750%, 10/23/17	200	218
DIRECTV Holdings
5.150%, 03/15/42	191	180
5.000%, 03/01/21	200	217
4.450%, 04/01/24	100	102
Discovery Communications 5.050%, 06/01/20	100	110
ERAC USA Finance 2.350%, 10/15/19 (A)	1,490	1,480
Ford Motor Credit
4.250%, 02/03/17	200	208
3.000%, 06/12/17	200	205
2.375%, 03/12/19	400	399
1.461%, 03/27/17	2,146	2,136
Gap 5.950%, 04/12/21	100	113
General Motors
5.000%, 04/01/35	665	653
3.500%, 10/02/18	200	206
2.625%, 07/10/17	1,175	1,188
General Motors Financial
4.000%, 01/15/25	100	98
3.150%, 01/15/20	150	151
George Washington University 4.868%, 09/15/45	670	670
Grupo Televisa 7.250%, 05/14/43	2,840	154
Home Depot
4.400%, 04/01/21	100	111
2.000%, 06/15/19	100	100

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Johnson Controls 3.625%, 07/02/24	$43	$43
Kohl’s 4.000%, 11/01/21	100	105
Latam Airlines 2015-1 Pass Through Trust A 4.200%, 11/15/27 (A)	660	647
Lowe’s 4.625%, 04/15/20	100	109
Macy’s Retail Holdings 3.625%, 06/01/24	100	100
Magna International 3.625%, 06/15/24	50	49
Marriott International 3.125%, 10/15/21	100	100
Mattel 2.350%, 05/06/19	100	100
McDonald’s
5.350%, 03/01/18	100	109
4.600%, 05/26/45	779	760
3.375%, 05/26/25	100	98
NBCUniversal Media 4.375%, 04/01/21	100	108
Newell Rubbermaid 4.000%, 12/01/24	50	51
Omnicom Group 4.450%, 08/15/20	100	107
QVC 4.450%, 02/15/25	65	63
Scripps Networks Interactive 2.750%, 11/15/19	100	100
Staples 2.750%, 01/12/18	100	101
Starbucks 6.250%, 08/15/17	100	111
Target 2.900%, 01/15/22	200	202
Time Warner
4.875%, 03/15/20	150	164
4.850%, 07/15/45	552	536
3.600%, 07/15/25	913	888
3.550%, 06/01/24	150	146
2.100%, 06/01/19	100	99
Time Warner Cable
8.250%, 04/01/19	200	235
7.300%, 07/01/38	208	234
4.000%, 09/01/21	100	103
TJX 2.750%, 06/15/21	100	101
Toyota Motor Credit
2.750%, 05/17/21	100	101
2.150%, 03/12/20	900	900
2.100%, 01/17/19	200	201
2.050%, 01/12/17	200	203
1.450%, 01/12/18	1,194	1,195

Description	Face Amount (000)	Value (000)

Viacom
4.250%, 09/01/23	$100	$101
2.200%, 04/01/19	100	99
VTR Finance 6.875%, 01/15/24 (A)	380	388
Walt Disney
2.550%, 02/15/22	100	99
1.850%, 05/30/19	150	150
Whirlpool 4.000%, 03/01/24	60	61
Wyndham Worldwide 4.250%, 03/01/22	50	50
Yum! Brands 3.875%, 11/01/23	100	99

		24,558

Consumer Staples — 1.6%
Ajecorp 6.500%, 05/14/22 (A)	350	255
Altria Group 9.250%, 08/06/19	200	251
Anheuser-Busch InBev Finance
3.700%, 02/01/24	100	103
2.150%, 02/01/19	100	100
Anheuser-Busch InBev Worldwide
7.750%, 01/15/19	200	237
5.375%, 01/15/20	100	113
1.375%, 07/15/17	100	101
BAT International Finance
3.950%, 06/15/25 (A)	1,223	1,234
1.850%, 06/15/18 (A)	778	780
Beam Suntory 1.875%, 05/15/17	100	101
Brown-Forman 4.500%, 07/15/45	712	705
Bunge Finance 3.200%, 06/15/17	100	103
Clorox 3.500%, 12/15/24	50	49
Coca-Cola
3.300%, 09/01/21	100	105
3.200%, 11/01/23	100	101
2.450%, 11/01/20	150	152
Coca-Cola Femsa 2.375%, 11/26/18	150	152
Colgate-Palmolive 1.750%, 03/15/19	100	100
ConAgra Foods 1.900%, 01/25/18	100	99
Costco Wholesale 1.700%, 12/15/19	100	99
CVS Health
5.750%, 06/01/17	100	108
3.375%, 08/12/24	100	98
2.250%, 12/05/18	150	152

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CVS Pass-Through Trust 4.163%, 08/11/36 (A)	$126	$126
General Mills
5.650%, 02/15/19	100	112
3.150%, 12/15/21	61	62
Gruma 4.875%, 12/01/24 (A)	200	208
HJ Heinz
5.200%, 07/15/45 (A)	667	683
5.000%, 07/15/35 (A)	389	394
1.600%, 06/30/17 (A)	1,265	1,265
JB y 3.750%, 05/13/25 (A)	150	146
JBS USA 5.750%, 06/15/25 (A)	170	168
JM Smucker 2.500%, 03/15/20 (A)	100	99
Kimberly-Clark 1.900%, 05/22/19	150	150
Kraft Foods Group
6.875%, 01/26/39	175	215
3.500%, 06/06/22	125	125
Kroger 6.400%, 08/15/17	100	110
Mondelez International
4.000%, 02/01/24	100	104
2.250%, 02/01/19	100	100
PepsiCo
7.900%, 11/01/18	200	239
3.600%, 03/01/24	100	103
2.250%, 01/07/19	100	101
1.250%, 04/30/18	100	100
Philip Morris International
5.650%, 05/16/18	250	277
4.500%, 03/26/20	100	110
Procter & Gamble 1.900%, 11/01/19	100	100
Reynolds American
6.750%, 06/15/17	100	109
5.700%, 08/15/35	989	1,025
4.450%, 06/12/25	150	153
2.300%, 06/12/18	1,713	1,726
RJ Reynolds Tobacco 2.300%, 08/21/17	100	100
Sysco 3.000%, 10/02/21	40	40
2.350%, 10/02/19	100	101
Tyson Foods 4.500%, 06/15/22	150	159
Unilever Capital 2.200%, 03/06/19	100	101
USJ Acucar e Alcool 9.875%, 11/09/19 (A)	340	184
Walgreens Boots Alliance 4.800%, 11/18/44	283	266

Description	Face Amount (000)	Value (000)

3.300%, 11/18/21	$100	$100
2.700%, 11/18/19	100	100
Wal-Mart Stores
4.250%, 04/15/21	125	137
3.300%, 04/22/24	50	51
1.125%, 04/11/18	250	249

		14,996

Energy — 3.8%
Anadarko Petroleum 6.375%, 09/15/17	200	220
Apache 5.100%, 09/01/40	644	622
Baker Hughes 7.500%, 11/15/18	150	176
Boardwalk Pipelines 4.950%, 12/15/24	50	49
BP Capital Markets
3.535%, 11/04/24	250	248
2.750%, 05/10/23	200	191
2.315%, 02/13/20	125	124
2.237%, 05/10/19	100	101
Cameron International 1.400%, 06/15/17	50	50
Canadian Natural Resources 5.700%, 05/15/17	100	108
Cenovus Energy
5.700%, 10/15/19	125	140
3.000%, 08/15/22	1,926	1,821
Chevron
2.355%, 12/05/22	150	143
2.193%, 11/15/19	90	90
1.961%, 03/03/20	150	149
1.718%, 06/24/18	100	101
Chevron Phillips Chemical 1.700%, 05/01/18 (A)	837	836
CNOOC Curtis Funding No. 1 4.500%, 10/03/23 (A)	950	997
CNOOC Finance 2015 Australia Property 2.625%, 05/05/20	200	197
CNOOC Nexen Finance 1.625%, 04/30/17	200	200
ConocoPhillips
6.000%, 01/15/20	100	116
5.750%, 02/01/19	125	141
3.350%, 11/15/24	100	99
Continental Resources
5.000%, 09/15/22	100	98
4.500%, 04/15/23	100	97
Devon Energy 2.250%, 12/15/18	150	150
Ecopetrol
5.875%, 09/18/23	280	294
5.375%, 06/26/26	300	297

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Empresa Nacional del Petroleo 4.375%, 10/30/24 (A)	$310	$310
Enable Midstream Partners 2.400%, 05/15/19 (A)	50	48
Enbridge 5.600%, 04/01/17	100	106
Enbridge Energy Partners 5.875%, 12/15/16	50	53
Energy Transfer Partners
6.125%, 12/15/45	290	290
5.200%, 02/01/22	150	157
4.050%, 03/15/25	1,281	1,208
3.600%, 02/01/23	100	95
2.500%, 06/15/18	799	800
Ensco 4.700%, 03/15/21	100	102
Enterprise Products Operating
3.350%, 03/15/23	100	98
2.550%, 10/15/19	200	200
1.650%, 05/07/18	628	627
EOG Resources 2.625%, 03/15/23	100	96
Exxon Mobil
2.709%, 03/06/25	150	146
1.819%, 03/15/19	150	150
Fermaca Enterprises 6.375%, 03/30/38 (A)	199	202
Halliburton 3.500%, 08/01/23	100	101
Hess 8.125%, 02/15/19	150	177
5.600%, 02/15/41	689	706
Husky Energy 4.000%, 04/15/24	100	99
KazMunayGas National
6.375%, 04/09/21 (A)	430	450
6.000%, 11/07/44 (A)	200	170
5.750%, 04/30/43 (A)	470	391
Kinder Morgan
5.300%, 12/01/34	461	429
5.000%, 02/15/21 (A)	522	552
3.050%, 12/01/19	50	50
2.000%, 12/01/17	200	199
Kinder Morgan Energy Partners
6.500%, 02/01/37	318	328
3.950%, 09/01/22	250	244
3.500%, 03/01/21	20	20
Magellan Midstream Partners 4.250%, 02/01/21	100	106
Marathon Oil
5.200%, 06/01/45	397	386
2.800%, 11/01/22	150	142
2.700%, 06/01/20	1,351	1,340
MPLX 4.000%, 02/15/25	25	24

Description	Face Amount (000)	Value (000)

Nabors Industries 5.100%, 09/15/23	$100	$99
National Oilwell Varco 2.600%, 12/01/22	100	95
Noble Energy 4.150%, 12/15/21	200	208
Occidental Petroleum
4.625%, 06/15/45	525	522
3.125%, 02/15/22	100	100
ONEOK Partners 3.375%, 10/01/22	100	92
Pacific Rubiales Energy 5.375%, 01/26/19 (A)	370	304
Pertamina Persero
6.450%, 05/30/44 (A)	370	364
6.000%, 05/03/42 (A)	540	501
Petrobras Global Finance
6.250%, 03/17/24	150	145
4.875%, 03/17/20	814	774
Petrobras International Finance
5.375%, 01/27/21	300	288
3.500%, 02/06/17	300	297
Petroleos de Venezuela
9.750%, 05/17/35 (A)	585	237
9.000%, 11/17/21	830	338
6.000%, 11/15/26 (A)	665	235
5.375%, 04/12/27	1,200	411
5.250%, 04/12/17	290	144
Petroleos Mexicanos
8.000%, 05/03/19	250	293
6.625%, 06/15/35	1,220	1,302
6.375%, 01/23/45	190	194
3.500%, 07/18/18 (A)	2,062	2,107
Petronas Capital
4.500%, 03/18/45 (A)	200	193
3.500%, 03/18/25 (A)	200	198
Phillips 66
4.875%, 11/15/44	695	664
3.605%, 02/15/25	25	23
2.950%, 05/01/17	200	206
Plains All American Pipeline 3.850%, 10/15/23	150	148
Schlumberger Investment 3.650%, 12/01/23	100	103
Shell International Finance
4.300%, 09/22/19	200	218
3.250%, 05/11/25	150	148
1.125%, 08/21/17	150	150
Southwestern Energy 4.950%, 01/23/25	100	101
Spectra Energy Capital 3.300%, 03/15/23	150	138
Spectra Energy Partners 3.500%, 03/15/25	100	96

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

State Oil of the Azerbaijan Republic 4.750%, 03/13/23	$770	$733
Statoil
3.700%, 03/01/24	100	103
2.450%, 01/17/23	125	121
2.250%, 11/08/19	150	150
Suncor Energy 6.100%, 06/01/18	100	112
Total Capital Canada 2.750%, 07/15/23	100	97
Total Capital International
2.100%, 06/19/19	100	101
1.550%, 06/28/17	200	202
TransCanada PipeLines
6.350%, 05/15/67 (B)	100	95
2.500%, 08/01/22	100	95
Valero Energy 9.375%, 03/15/19	29	36
Weatherford International 9.625%, 03/01/19	100	117
Western Gas Partners 2.600%, 08/15/18	100	101
Williams 4.550%, 06/24/24	50	49
Williams Partners
6.300%, 04/15/40	446	453
5.250%, 03/15/20	250	272
4.300%, 03/04/24	765	752
4.000%, 09/15/25	460	431
YPF
8.500%, 07/28/25 (A)	280	277

		34,190

Financials — 10.6%
Abbey National Treasury Services 1.650%, 09/29/17	100	100
ACE INA Holdings 3.350%, 05/15/24	100	100
Aflac 2.650%, 02/15/17	200	205
African Development Bank
1.375%, 02/12/20	100	99
0.875%, 05/15/17	205	204
Agricola Senior Trust 6.750%, 06/18/20 (A)	390	398
Alexandria Real Estate Equities 2.750%, 01/15/20‡	50	49
Alleghany 4.950%, 06/27/22	100	108
American Express 7.000%, 03/19/18	150	170
American Express Credit
2.375%, 03/24/17	300	303

Description	Face Amount (000)	Value (000)

2.250%, 08/15/19	$150	$150
1.125%, 06/05/17	150	150
American International Group
3.375%, 08/15/20	150	155
2.300%, 07/16/19	100	100
American Tower
3.450%, 09/15/21‡	150	149
3.400%, 02/15/19‡	100	103
Ameriprise Financial 5.300%, 03/15/20	100	113
Andina de Fomento 4.375%, 06/15/22	100	108
Aon 5.000%, 09/30/20	100	110
Ares Capital 3.875%, 01/15/20	60	61
Asian Development Bank
2.125%, 11/24/21	100	100
2.000%, 01/22/25	100	96
1.750%, 03/21/19	100	101
1.125%, 03/15/17	400	403
0.750%, 07/28/17	100	100
Assurant 4.000%, 03/15/23	74	74
Australia & New Zealand Banking Group New York 1.250%, 01/10/17	250	251
AvalonBay Communities 3.500%, 11/15/24‡	100	100
Banco de Costa Rica 5.250%, 08/12/18 (A)	540	554
Banco do Brasil 3.875%, 10/10/22	200	181
Banco Nacional de Costa Rica 4.875%, 11/01/18 (A)	350	353
Banco Regional SAECA 8.125%, 01/24/19 (A)	390	419
Bank of America
6.500%, 08/01/16	250	264
4.200%, 08/26/24	165	165
4.000%, 04/01/24	200	199
3.950%, 04/21/25	100	96
2.650%, 04/01/19	450	455
2.600%, 01/15/19	649	656
2.250%, 04/21/20	250	245
2.000%, 01/11/18	150	151
1.950%, 05/12/18	1,007	1,007
1.750%, 06/05/18	500	499
1.700%, 08/25/17	140	140
1.250%, 02/14/17	250	250
Bank of Ceylon 6.875%, 05/03/17 (A)	210	216
Bank of China 5.000%, 11/13/24 (A)	440	450
Bank of Georgia 7.750%, 07/05/17	330	342

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bank of Montreal 1.400%, 04/10/18	$200	$199
Bank of New York Mellon
3.550%, 09/23/21	100	104
3.000%, 02/24/25	100	97
2.100%, 08/01/18	200	203
Bank of Nova Scotia
2.050%, 10/30/18	100	101
1.300%, 07/21/17	100	100
1.100%, 12/13/16	150	150
Banque Centrale de Tunisie 5.750%, 01/30/25 (A)	1,030	1,006
Barclays
3.650%, 03/16/25	200	189
2.875%, 06/08/20	250	248
2.750%, 11/08/19	200	199
BB&T
2.625%, 06/29/20	2,076	2,081
2.450%, 01/15/20	100	100
BBVA Bancomer 6.008%, 05/17/22 (A) (B)	380	391
Berkshire Hathaway
2.100%, 08/14/19	100	101
1.900%, 01/31/17	250	254
BioMed Realty 2.625%, 05/01/19‡	50	50
BlackRock 5.000%, 12/10/19	100	112
BMCE Bank 6.250%, 11/27/18	200	209
BNP Paribas
4.250%, 10/15/24	200	197
2.375%, 09/14/17	3,615	3,582
Boston Properties
3.850%, 02/01/23‡	100	103
3.700%, 11/15/18‡	100	105
BPCE 1.625%, 02/10/17	250	252
Branch Banking & Trust 1.000%, 04/03/17	250	249
Camden Property Trust 3.500%, 09/15/24‡	100	97
Capital One 1.650%, 02/05/18	1,737	1,724
Capital One Bank USA 2.150%, 11/21/18	250	248
Capital One Financial
3.200%, 02/05/25	50	47
2.450%, 04/24/19	200	200
CBL & Associates 5.250%, 12/01/23‡	150	154
Charles Schwab 4.450%, 07/22/20	100	111
Chubb 5.750%, 05/15/18	100	112

Description	Face Amount (000)	Value (000)

Cielo 3.750%, 11/16/22 (A)	$390	$359
Citigroup
8.500%, 05/22/19	350	427
4.450%, 01/10/17	100	104
4.400%, 06/10/25	1,088	1,084
3.750%, 06/16/24	100	101
3.500%, 05/15/23	100	98
2.500%, 07/29/19	100	100
2.400%, 02/18/20	100	99
1.700%, 04/27/18	2,596	2,579
1.550%, 08/14/17	250	249
CNA Financial 5.875%, 08/15/20	100	114
Comerica 2.125%, 05/23/19	50	50
Commonwealth Bank of Australia 2.250%, 03/13/19	250	251
Cooperatieve Centrale Raiffeisen-Boerenleenbank 3.875%, 02/08/22	300	312
Council of Europe Development Bank
1.750%, 11/14/19	100	100
1.125%, 05/31/18	150	150
Credit Suisse New York
5.400%, 01/14/20	250	276
3.625%, 09/09/24	250	248
1.750%, 01/29/18	250	249
1.700%, 04/27/18	1,350	1,341
Crown Castle Holdings 3.849%, 04/15/23	50	49
DDR 3.500%, 01/15/21‡	100	101
Deutsche Bank
6.000%, 09/01/17	200	217
3.700%, 05/30/24	85	84
1.875%, 02/13/18	50	50
Development Bank of Kazakhstan 4.125%, 12/10/22 (A)	970	863
Digital Realty Trust
3.950%, 07/01/22‡	100	100
3.625%, 10/01/22‡	100	97
Discover Bank 2.000%, 02/21/18	250	249
Duke Realty 3.750%, 12/01/24‡	100	99
ERP Operating
4.625%, 12/15/21‡	200	218
2.375%, 07/01/19‡	2,510	2,521
Essex Portfolio 3.500%, 04/01/25‡	1,470	1,424

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

European Bank for Reconstruction & Development
1.500%, 03/16/20	$200	$198
1.375%, 10/20/16	100	101
1.000%, 02/16/17	200	202
European Investment Bank
3.250%, 01/29/24	250	266
2.125%, 10/15/21	100	100
1.875%, 03/15/19	150	152
1.750%, 06/17/19	300	302
1.625%, 12/18/18	2,258	2,245
1.375%, 06/15/20	150	147
1.250%, 05/15/18	150	150
1.125%, 09/15/17	500	503
1.000%, 08/17/17	100	100
0.875%, 04/18/17	250	251
0.500%, 08/15/16	500	500
Export Credit Bank of Turkey
5.875%, 04/24/19 (A)	200	211
5.000%, 09/23/21 (A)	620	624
Export-Import Bank of India 4.000%, 01/14/23	470	467
Fifth Third Bank 1.150%, 11/18/16	200	200
Goldman Sachs Group
6.150%, 04/01/18	500	556
5.750%, 01/24/22	300	341
4.000%, 03/03/24	100	102
3.750%, 05/22/25	1,046	1,032
3.625%, 01/22/23	673	669
3.500%, 01/23/25	1,924	1,869
2.625%, 01/31/19	150	152
2.600%, 04/23/20	100	99
2.550%, 10/23/19	200	200
Hartford Financial Services Group 5.125%, 04/15/22	100	111
HCP 5.375%, 02/01/21‡	200	221
Health Care 5.250%, 01/15/22‡	100	109
Hospitality Properties Trust 5.000%, 08/15/22‡	100	104
Host Hotels & Resorts 3.750%, 10/15/23‡	100	98
HSBC Finance 6.676%, 01/15/21	100	116
HSBC Holdings 4.000%, 03/30/22	100	105
HSBC USA
2.625%, 09/24/18	150	153
1.500%, 11/13/17	150	150
1.300%, 06/23/17	200	200
Huntington National Bank 2.400%, 04/01/20	250	247

Description	Face Amount (000)	Value (000)

IDBI Bank 4.125%, 04/23/20	$410	$410
Industrial & Commercial Bank of China 3.231%, 11/13/19	250	254
Inter-American Development Bank
2.125%, 01/15/25	125	121
1.875%, 06/16/20	200	202
1.750%, 10/15/19	250	247
1.125%, 03/15/17	400	403
1.000%, 07/14/17	100	100
0.875%, 03/15/18	150	150
Intercontinental Exchange 4.000%, 10/15/23	150	156
International Bank for Reconstruction & Development
2.500%, 11/25/24	100	100
2.250%, 06/24/21	50	51
2.125%, 02/13/23	100	101
1.875%, 03/15/19	200	204
1.625%, 02/10/22	200	194
1.375%, 04/10/18	100	101
1.000%, 09/15/16	350	351
0.875%, 04/17/17	250	251
0.625%, 10/14/16	150	150
International Bank of Azerbaijan 5.625%, 06/11/19	400	387
International Finance
1.250%, 07/16/18	100	100
0.875%, 06/15/18	300	298
0.625%, 11/15/16	150	150
Intesa Sanpaolo 5.250%, 01/12/24	250	266
Itau Unibanco Holding 2.850%, 05/26/18 (A)	910	903
Jefferies Group 6.875%, 04/15/21	100	114
JPMorgan Chase
6.000%, 01/15/18	300	331
4.950%, 06/01/45	610	592
4.250%, 10/15/20	450	481
3.625%, 05/13/24	100	99
3.375%, 05/01/23	200	194
3.125%, 01/23/25	150	143
2.750%, 06/23/20	100	100
2.350%, 01/28/19	200	201
2.250%, 01/23/20	3,682	3,618
1.700%, 03/01/18	250	249
1.350%, 02/15/17	300	300
KeyCorp 5.100%, 03/24/21	150	166
KFW
4.875%, 01/17/17	1,131	1,204
2.750%, 10/01/20	200	209
2.500%, 11/20/24	2,440	2,441
2.125%, 01/17/23	250	247

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

1.875%, 04/01/19	$150	$152
1.500%, 04/20/20	1,537	1,516
1.000%, 01/26/18	1,100	1,095
0.875%, 12/15/17	400	399
0.500%, 07/15/16	100	100
Kimco Realty 3.200%, 05/01/21‡	50	50
Korea Development Bank 2.500%, 03/11/20	200	201
Landwirtschaftliche Rentenbank
2.375%, 06/10/25	100	99
2.000%, 01/13/25	150	144
1.750%, 04/15/19	100	101
1.000%, 04/04/18	200	199
Lazard Group 3.750%, 02/13/25	50	48
Liberty Property 4.125%, 06/15/22‡	100	102
Lloyds Bank
3.500%, 05/14/25	1,010	991
1.750%, 05/14/18	200	200
Loews 2.625%, 05/15/23	100	96
Magyar Export-Import Bank 4.000%, 01/30/20 (A)	450	452
Manufacturers & Traders Trust 1.400%, 07/25/17	250	250
Marsh & McLennan 2.350%, 09/10/19	75	75
MetLife
3.600%, 04/10/24	100	101
1.903%, 12/15/17	89	89
Metropolitan Life Global Funding I 1.300%, 04/10/17 (A)	2,266	2,270
MFB Magyar Fejlesztesi Bank 6.250%, 10/21/20 (A)	200	223
Moody’s 2.750%, 07/15/19	100	101
Morgan Stanley
4.875%, 11/01/22	100	106
4.750%, 03/22/17	250	264
3.950%, 04/23/27	920	868
3.700%, 10/23/24	150	149
2.800%, 06/16/20	1,523	1,525
2.650%, 01/27/20	100	100
2.500%, 01/24/19	250	252
2.375%, 07/23/19	550	546
2.125%, 04/25/18	200	201
MUFG Union Bank 1.500%, 09/26/16	250	251
NASDAQ OMX Group 5.250%, 01/16/18	85	92
National Rural Utilities Cooperative Finance 10.375%, 11/01/18	150	191

Description	Face Amount (000)	Value (000)

National Savings Bank 8.875%, 09/18/18 (A)	$490	$531
Nomura Holdings 2.750%, 03/19/19	150	151
Nordic Investment Bank 1.125%, 03/19/18	200	200
Oesterreichische Kontrollbank 0.750%, 05/19/17	150	150
Omega Healthcare Investors 6.750%, 10/15/22‡	150	157
PNC Bank
2.700%, 11/01/22	250	240
2.400%, 10/18/19	250	252
1.125%, 01/27/17	100	100
Power Sector Assets & Liabilities Management 7.390%, 12/02/24 (A)	190	249
Principal Financial Group 3.400%, 05/15/25	100	98
Private Export Funding
3.250%, 06/15/25	100	101
2.250%, 03/15/20	200	202
Prologis 6.875%, 03/15/20	100	115
Prudential Financial
5.625%, 06/15/43 (B)	100	104
5.375%, 05/15/45 (B)	100	98
2.350%, 08/15/19	100	100
Realty Income 3.250%, 10/15/22‡	100	97
Royal Bank of Canada
2.200%, 07/27/18	150	153
2.150%, 03/15/19	200	201
Royal Bank of Scotland 5.625%, 08/24/20	100	113
Santander Holdings USA 2.650%, 04/17/20	100	98
Scotiabank Peru 4.500%, 12/13/27 (A) (B)	400	393
Simon Property Group
3.375%, 10/01/24‡	125	124
2.200%, 02/01/19‡	150	152
Standard Chartered Bank 7.280%, 06/05/19 (A)	25,000	385
Sumitomo Mitsui Banking 3.950%, 01/10/24	250	260
SunTrust Banks
3.500%, 01/20/17	100	103
2.500%, 05/01/19	50	50
Svensk Exportkredit 1.875%, 06/17/19	200	202
Svenska Handelsbanken 3.125%, 07/12/16	250	256

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Synchrony Financial 3.000%, 08/15/19	$100	$101
TIAA Asset Management Finance
4.125%, 11/01/24 (A)	184	185
2.950%, 11/01/19 (A)	484	488
Toronto-Dominion Bank
2.375%, 10/19/16	200	204
2.125%, 07/02/19	100	100
1.950%, 04/02/20 (A)	473	469
Travelers 3.900%, 11/01/20	100	108
Turkiye Vakiflar Bankasi Tao 5.000%, 10/31/18 (A)	320	327
UBS
5.875%, 12/20/17	250	275
2.350%, 03/26/20	250	248
1.375%, 06/01/17	1,334	1,331
UDR 4.625%, 01/10/22‡	1,766	1,886
Unifin Financiera 6.250%, 07/22/19	210	208
Unum Group 4.000%, 03/15/24	50	51
US Bancorp
2.950%, 07/15/22	300	295
1.950%, 11/15/18	100	101
Ventas Realty
3.750%, 05/01/24‡	50	49
1.550%, 09/26/16‡	100	101
Vornado Realty 2.500%, 06/30/19‡	100	100
Voya Financial 2.900%, 02/15/18	100	103
WEA Finance 4.750%, 09/17/44 (A)	454	445
Wells Fargo
5.625%, 12/11/17	500	549
4.650%, 11/04/44	448	429
4.125%, 08/15/23	150	156
3.300%, 09/09/24	100	99
3.000%, 01/22/21	200	197
2.125%, 04/22/19	200	201
Westpac Banking
4.875%, 11/19/19	200	222
2.250%, 01/17/19	100	101
Weyerhaeuser 4.625%, 09/15/23‡	100	106
WP Carey 4.600%, 04/01/24‡	50	50
XLIT 5.750%, 10/01/21	74	85
Zenith Bank 6.250%, 04/22/19 (A)	340	326

		96,662

Description	Face Amount (000)	Value (000)

Health Care — 2.2%
Abbott Laboratories 2.550%, 03/15/22	$150	$147
AbbVie
4.500%, 05/14/35	726	710
3.200%, 11/06/22	250	248
2.900%, 11/06/22	100	97
2.500%, 05/14/20	823	815
1.800%, 05/14/18	1,599	1,594
1.750%, 11/06/17	200	200
Actavis 1.875%, 10/01/17	100	100
Actavis Funding
4.550%, 03/15/35	160	152
3.850%, 06/15/24	150	148
3.800%, 03/15/25	1,096	1,077
3.450%, 03/15/22	250	248
3.000%, 03/12/20	2,564	2,570
2.350%, 03/12/18	80	80
Aetna 2.750%, 11/15/22	150	142
AmerisourceBergen 3.400%, 05/15/24	100	99
Amgen
5.700%, 02/01/19	250	279
4.400%, 05/01/45	890	820
3.125%, 05/01/25	100	95
Anthem
3.300%, 01/15/23	200	192
2.250%, 08/15/19	100	99
AstraZeneca 1.950%, 09/18/19	100	99
Baxalta
5.250%, 06/23/45 (A)	393	395
3.600%, 06/23/22 (A)	200	200
Baxter International 3.200%, 06/15/23	100	102
Becton Dickinson
3.875%, 05/15/24	100	100
3.125%, 11/08/21	100	99
Boston Scientific
2.850%, 05/15/20	100	99
2.650%, 10/01/18	100	102
Bristol-Myers Squibb 2.000%, 08/01/22	100	95
Cardinal Health 3.200%, 03/15/23	100	99
Celgene 2.250%, 05/15/19	100	100
Cigna 4.000%, 02/15/22	100	103
City of Hope 5.623%, 11/15/43	265	292
Covidien International Finance 6.000%, 10/15/17	100	110

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Dignity Health 5.267%, 11/01/64	$272	$271
Express Scripts Holding
3.900%, 02/15/22	150	154
1.250%, 06/02/17	55	55
Gilead Sciences
3.500%, 02/01/25	100	100
2.350%, 02/01/20	20	20
2.050%, 04/01/19	100	101
GlaxoSmithKline Capital
2.850%, 05/08/22	100	99
2.800%, 03/18/23	125	123
Howard Hughes Medical Institute 3.500%, 09/01/23	150	155
Johnson & Johnson 2.450%, 12/05/21	200	202
Laboratory Corp of America Holdings
4.700%, 02/01/45	50	46
2.625%, 02/01/20	100	99
McKesson
2.284%, 03/15/19	100	100
1.292%, 03/10/17	100	100
Medtronic
4.375%, 03/15/35 (A)	772	766
3.500%, 03/15/25 (A)	717	715
3.150%, 03/15/22 (A)	939	943
2.750%, 04/01/23	200	193
1.375%, 04/01/18	175	174
Merck
3.700%, 02/10/45	398	356
2.750%, 02/10/25	857	822
1.300%, 05/18/18	200	199
Novartis Capital 3.400%, 05/06/24	100	101
Novartis Securities Investment 5.125%, 02/10/19	100	111
NYU Hospitals Center 5.750%, 07/01/43	170	194
Perrigo 4.000%, 11/15/23	200	203
Pfizer
3.000%, 06/15/23	100	100
1.500%, 06/15/18	200	200
1.100%, 05/15/17	100	100
Quest Diagnostics 2.500%, 03/30/20	150	149
Sanofi 1.250%, 04/10/18	125	125
Teva Pharmaceutical Finance 2.950%, 12/18/22	150	145
Thermo Fisher Scientific
3.600%, 08/15/21	100	102
2.400%, 02/01/19	150	150

Description	Face Amount (000)	Value (000)

UnitedHealth Group
2.875%, 03/15/22	$200	$194
2.300%, 12/15/19	50	50
Zimmer Biomet Holdings
3.150%, 04/01/22	100	99
2.700%, 04/01/20	150	149
Zoetis 3.250%, 02/01/23	150	145

		20,017

Industrials — 2.7%
3M 1.625%, 06/15/19	100	100
ABB Finance USA 2.875%, 05/08/22	150	148
Aeropuertos Dominicanos Siglo XXI 9.250%, 11/13/19 (A) (C)	300	306
Air Lease 3.375%, 01/15/19	150	153
American Airlines Pass-Through Trust 4.950%, 01/15/23	183	194
Boeing 2.350%, 10/30/21	150	150
Burlington Northern Santa Fe
5.650%, 05/01/17	100	108
3.050%, 03/15/22	100	100
3.000%, 04/01/25	2,700	2,585
Canadian National Railway 5.550%, 03/01/19	100	112
Canadian Pacific Railway 2.900%, 02/01/25	100	94
Caterpillar
3.900%, 05/27/21	150	160
3.400%, 05/15/24	100	101
1.000%, 03/03/17	300	301
CSX 7.375%, 02/01/19	100	117
Deere 2.600%, 06/08/22	150	148
Dover 4.300%, 03/01/21	100	110
DP World
6.850%, 07/02/37 (A)	440	481
3.250%, 05/18/20 (A)	250	248
Eaton 1.500%, 11/02/17	200	200
Embraer 5.150%, 06/15/22	220	227
Emerson Electric 2.625%, 02/15/23	100	98
Eskom Holdings 5.750%, 01/26/21 (A)	650	637

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

FedEx
4.500%, 02/01/65	$444	$387
3.200%, 02/01/25	100	98
GATX 2.500%, 07/30/19	150	149
General Dynamics 2.250%, 11/15/22	100	95
General Electric
5.250%, 12/06/17	150	163
2.700%, 10/09/22	100	98
General Electric Capital
5.625%, 05/01/18	200	221
4.650%, 10/17/21	300	329
3.450%, 05/15/24	100	101
2.900%, 01/09/17	150	155
2.200%, 01/09/20	2,110	2,109
1.250%, 05/15/17	200	201
Georgian Railway 7.750%, 07/11/22 (A)	900	976
Honeywell International 4.250%, 03/01/21	125	138
Illinois Tool Works 1.950%, 03/01/19	100	101
Ingersoll-Rand Global Holding 4.250%, 06/15/23	100	104
International Lease Finance 6.750%, 09/01/16 (A)	100	105
John Deere Capital
2.800%, 03/04/21	100	101
2.050%, 03/10/20	1,340	1,325
1.300%, 03/12/18	150	150
KazAgro National Management Holding 4.625%, 05/24/23 (A)	300	264
Kazakhstan Temir Zholy Finance
6.950%, 07/10/42 (A)	310	297
6.375%, 10/06/20 (A)	730	763
Koninklijke Philips 5.750%, 03/11/18	100	110
L-3 Communications 5.200%, 10/15/19	125	135
Lockheed Martin 2.900%, 03/01/25	100	96
Norfolk Southern 3.250%, 12/01/21	100	103
Northrop Grumman 3.250%, 08/01/23	150	147
Odebrecht Finance 7.125%, 06/26/42 (A)	340	260
Owens Corning 4.200%, 12/01/24	100	98
PACCAR Financial 1.400%, 11/17/17	55	55

Description	Face Amount (000)	Value (000)

Pitney Bowes 4.625%, 03/15/24	$100	$101
Precision Castparts 2.500%, 01/15/23	150	144
Raytheon 2.500%, 12/15/22	150	146
Red de Carreteras de Occidente 9.000%, 06/10/28 (A)	6,100	379
Republic Services 3.550%, 06/01/22	150	152
Roper Technologies 2.050%, 10/01/18	100	100
Ryder System 2.550%, 06/01/19	95	95
Siemens Financieringsmaatschappij 1.450%, 05/25/18 (A)	1,259	1,255
Southwest Airlines 2.750%, 11/06/19	50	50
Stanley Black & Decker 2.900%, 11/01/22	100	98
Transnet 4.000%, 07/26/22 (A)	530	509
Union Pacific 3.646%, 02/15/24	100	103
United Parcel Service
5.125%, 04/01/19	100	111
3.125%, 01/15/21	45	47
United Technologies
1.800%, 06/01/17	150	152
1.431%, 05/04/18 (D)	4,124	4,135
Verisk Analytics 4.000%, 06/15/25	50	49
Waste Management
4.100%, 03/01/45	612	558
3.500%, 05/15/24	100	100

		24,596

Information Technology — 1.5%
Alibaba Group Holding 2.500%, 11/28/19 (A)	250	247
Amphenol 1.550%, 09/15/17	100	100
Apple
4.375%, 05/13/45	625	616
3.450%, 05/06/24	100	102
2.700%, 05/13/22	200	198
2.400%, 05/03/23	200	191
1.050%, 05/05/17	200	201
1.000%, 05/03/18	100	99
Arrow Electronics 3.500%, 04/01/22	100	98

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Baidu
4.125%, 06/30/25	$310	$309
3.250%, 08/06/18	200	206
Broadcom 3.500%, 08/01/24	40	40
Cisco Systems
5.500%, 01/15/40	117	133
4.950%, 02/15/19	100	110
4.450%, 01/15/20	200	219
3.500%, 06/15/25	150	152
3.000%, 06/15/22	435	437
2.450%, 06/15/20	1,278	1,287
Corning 1.500%, 05/08/18	100	100
eBay 2.875%, 08/01/21	150	148
EMC 3.375%, 06/01/23	100	100
Fidelity National Information Services 3.500%, 04/15/23	150	146
Fiserv 2.700%, 06/01/20	100	100
Google 3.375%, 02/25/24	100	103
Harris 2.700%, 04/27/20	35	35
Hewlett-Packard
4.650%, 12/09/21	100	106
2.750%, 01/14/19	100	101
2.600%, 09/15/17	200	204
Intel
3.300%, 10/01/21	100	104
2.700%, 12/15/22	100	98
International Business Machines
7.625%, 10/15/18	125	148
3.625%, 02/12/24	100	101
1.950%, 07/22/16	100	102
1.875%, 08/01/22	150	140
1.125%, 02/06/18	100	100
Juniper Networks 4.500%, 03/15/24	50	50
Keysight Technologies 3.300%, 10/30/19 (A)	100	100
KLA-Tencor 3.375%, 11/01/19	150	154
Microsoft
3.625%, 12/15/23	100	104
2.375%, 02/12/22	150	148
1.625%, 12/06/18	150	151
Motorola Solutions 3.500%, 09/01/21	100	99
NetApp 3.375%, 06/15/21	50	49

Description	Face Amount (000)	Value (000)

Oracle
3.900%, 05/15/35	$618	$575
2.950%, 05/15/25	100	96
2.800%, 07/08/21	100	101
2.500%, 05/15/22	1,224	1,189
2.375%, 01/15/19	150	152
2.250%, 10/08/19	3,080	3,098
1.200%, 10/15/17	150	150
QUALCOMM
3.000%, 05/20/22	100	99
1.400%, 05/18/18	100	100
Seagate HDD Cayman 4.750%, 01/01/25 (A)	100	99
Telefonaktiebolaget LM Ericsson 4.125%, 05/15/22	150	155
Tyco Electronics Group 2.350%, 08/01/19	50	50
Western Union 2.875%, 12/10/17	100	102
Xerox 4.500%, 05/15/21	150	159
Xilinx 2.125%, 03/15/19	50	50

		13,711

Materials — 0.9%
Air Products & Chemicals 3.350%, 07/31/24	100	100
Airgas 3.650%, 07/15/24	100	100
Anglo American Capital 4.875%, 05/14/25 (A)	78	76
Barrick
5.250%, 04/01/42	327	293
4.100%, 05/01/23	100	97
3.850%, 04/01/22	100	97
BHP Billiton Finance USA
6.500%, 04/01/19	125	145
1.625%, 02/24/17	100	101
Cemex Finance 9.375%, 10/12/22 (A)	330	368
Dow Chemical 8.550%, 05/15/19	225	274
Eastman Chemical 2.400%, 06/01/17	200	203
Ecolab 3.000%, 12/08/16	100	102
EI du Pont de Nemours
4.625%, 01/15/20	100	110
2.800%, 02/15/23	100	97
Evraz Canada 7.500%, 11/15/19 (A)	210	207
First Quantum Minerals 6.750%, 02/15/20 (A)	375	363

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Freeport-McMoRan
5.450%, 03/15/43	$131	$109
5.400%, 11/14/34	578	499
3.550%, 03/01/22	150	139
2.375%, 03/15/18	150	149
Goldcorp 3.700%, 03/15/23	50	48
International Paper 7.950%, 06/15/18	125	146
LyondellBasell Industries
5.000%, 04/15/19	250	271
4.625%, 02/26/55	599	527
Mexichem 5.875%, 09/17/44 (A)	260	241
Monsanto 2.125%, 07/15/19	100	99
Nacional del Cobre de Chile
5.625%, 10/18/43 (A)	310	331
4.875%, 11/04/44 (A)	392	374
3.875%, 11/03/21 (A)	340	350
Newmont Mining 3.500%, 03/15/22	100	95
OCP 5.625%, 04/25/24 (A)	610	636
Packaging Corp of America 3.650%, 09/15/24	100	98
Potash Corp of Saskatchewan 3.625%, 03/15/24	100	101
PPG Industries 2.300%, 11/15/19	100	100
Praxair 3.000%, 09/01/21	150	155
Rio Tinto Finance USA
2.250%, 12/14/18	243	245
1.625%, 08/21/17	200	200
Rock-Tenn 4.450%, 03/01/19	100	106
Southern Copper
5.875%, 04/23/45	250	238
3.875%, 04/23/25	130	125
Teck Resources
6.000%, 08/15/40	276	219
3.000%, 03/01/19	100	96
Vale Overseas 4.375%, 01/11/22	100	98

		8,528

Telecommunication Services — 1.0%
America Movil 5.000%, 03/30/20	200	221
AT&T
5.800%, 02/15/19	150	168
4.500%, 05/15/35	836	769
4.300%, 12/15/42	385	330
3.400%, 05/15/25	598	570

Description	Face Amount (000)	Value (000)

3.000%, 06/30/22	$195	$188
2.625%, 12/01/22	125	117
2.450%, 06/30/20	894	876
British Telecommunications 2.350%, 02/14/19	200	201
Columbus International 7.375%, 03/30/21 (A)	200	215
Deutsche Telekom International Finance 6.750%, 08/20/18	100	115
Eileme 2 11.625%, 01/31/20 (A)	400	444
Millicom International Cellular 6.625%, 10/15/21 (A)	240	247
Ooredoo International Finance 3.875%, 01/31/28 (A)	458	435
Orange 4.125%, 09/14/21	100	106
RELX Capital 3.125%, 10/15/22	100	97
Rogers Communications 6.800%, 08/15/18	50	57
Telefonica Emisiones 3.192%, 04/27/18	250	257
Verizon Communications
5.150%, 09/15/23	375	411
4.672%, 03/15/55 (A)	357	311
4.522%, 09/15/48 (A)	667	586
4.500%, 09/15/20	350	377
4.272%, 01/15/36 (A)	1,398	1,261
1.350%, 06/09/17	400	399
VimpelCom Holdings BV 7.504%, 03/01/22 (A)	450	440
Vodafone Group 2.950%, 02/19/23	150	140

		9,338

Utilities – 2.7%
Abengoa Transmision 6.875%, 04/30/43 (A)	250	277
AES Andres Dominicana 9.500%, 11/12/20 (A)	350	367
AES El Salvador Trust II 6.750%, 03/28/23 (A)	360	343
American Electric Power 1.650%, 12/15/17	150	150
Arizona Public Service 3.150%, 05/15/25	50	49
Berkshire Hathaway Energy
3.750%, 11/15/23	100	103
1.100%, 05/15/17	150	149
CenterPoint Energy Houston Electric 2.250%, 08/01/22	100	95

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

CMS Energy 6.250%, 02/01/20	$100	$116
Columbia Pipeline Group 2.450%, 06/01/18 (A)	100	101
Comision Federal de Electricidad 6.125%, 06/16/45 (A)	450	456
Commonwealth Edison 2.150%, 01/15/19	250	251
Consolidated Edison Company of New York 5.850%, 04/01/18	100	111
Dominion Gas Holdings
4.600%, 12/15/44	141	133
2.500%, 12/15/19	464	469
1.050%, 11/01/16	250	250
Dominion Resources 1.900%, 06/15/18	948	949
DTE Energy 2.400%, 12/01/19	100	100
Duke Energy
3.950%, 10/15/23	250	259
2.150%, 11/15/16	100	102
2.100%, 06/15/18	50	50
Empresa Electrica Angamos 4.875%, 05/25/29 (A)	410	403
Empresa Nacional de Electricidad 4.250%, 04/15/24	50	51
Entergy
5.125%, 09/15/20	100	109
4.000%, 07/15/22	50	50
Exelon
5.100%, 06/15/45	233	234
4.950%, 06/15/35	742	749
2.850%, 06/15/20	200	201
1.550%, 06/09/17	778	779
FirstEnergy 7.375%, 11/15/31	260	317
FirstEnergy Transmission 5.450%, 07/15/44 (A)	290	302
Hrvatska Elektroprivreda 6.000%, 11/09/17 (A)	340	355
Hydro-Quebec 1.375%, 06/19/17	200	202
ITC Holdings
5.300%, 07/01/43	557	595
3.650%, 06/15/24	25	25
Metropolitan Edison 7.700%, 01/15/19	100	117
NextEra Energy Capital Holdings
2.700%, 09/15/19	1,121	1,128
1.586%, 06/01/17	1,354	1,357
NiSource Finance 6.400%, 03/15/18	105	118

Description	Face Amount (000)	Value (000)

Northern States Power 2.600%, 05/15/23	$100	$97
NSTAR Electric 2.375%, 10/15/22	100	95
Oncor Electric Delivery 7.000%, 09/01/22	100	123
ONE Gas 2.070%, 02/01/19	74	74
Pacific Gas & Electric 3.500%, 10/01/20	1,020	1,025
Perusahaan Gas Negara Persero 5.125%, 05/16/24 (A)	450	453
PPL Capital Funding 3.500%, 12/01/22	150	152
Progress Energy 7.750%, 03/01/31	946	1,277
Public Service Electric & Gas
3.050%, 11/15/24	25	25
2.300%, 09/15/18	100	102
Puget Energy 6.500%, 12/15/20	100	117
SCANA 4.125%, 02/01/22	442	445
Sempra Energy
9.800%, 02/15/19	2,937	3,689
3.550%, 06/15/24	100	100
Southern
2.750%, 06/15/20	100	100
2.450%, 09/01/18	150	153
2.150%, 09/01/19	627	621
1.300%, 08/15/17	521	520
Southern California Edison 3.500%, 10/01/23	150	154
Southern Power 5.250%, 07/15/43	380	403
Southwestern Electric Power 3.550%, 02/15/22	799	824
TransAlta 1.900%, 06/03/17	31	31
Union Electric 3.500%, 04/15/24	150	153
Virginia Electric & Power
3.450%, 02/15/24	100	101
3.100%, 05/15/25	100	99
WEC Energy Group
6.250%, 05/15/67 (B)	100	93
1.650%, 06/15/18	789	789
Xcel Energy 1.200%, 06/01/17	1,015	1,015

		24,802

Total Corporate Obligations (Cost $274,743) (000)		271,398

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

MORTGAGE-BACKED SECURITIES — 15.5%
Agency Mortgage-Backed Obligations — 13.7%
FHLMC
6.000%, 04/01/29	$573	$648
5.500%, 07/01/33-12/01/35	1,567	1,766
5.000%, 05/01/40	76	85
4.500%, 03/01/40-10/01/41	725	786
4.000%, 05/01/24-08/01/44	5,805	6,156
3.500%, 12/01/28-03/01/42	6,818	7,024
3.000%, 07/01/27-08/01/43	6,906	6,944
FHLMC Multifamily Structured Pass-Through Certificates, Ser K036, Cl A2
3.527%, 10/25/23 (B)	1,072	1,132
3.389%, 03/25/24	487	508
3.241%, 09/25/24	622	639
FNMA
6.000%, 03/01/34-08/01/37	1,152	1,318
5.500%, 07/01/34-08/01/37	3,056	3,445
5.000%, 07/15/38-05/01/41	5,351	5,928
4.500%, 07/01/37-10/01/42	7,017	7,610
4.000%, 07/13/39	13,765	14,584
3.500%, 07/25/26-02/01/45	19,976	20,652
3.000%, 07/01/26-06/01/43	18,075	18,159
2.500%, 07/01/27	5,865	5,936
GNMA
4.500%, 05/20/45	4,534	4,899
4.000%, 07/01/39	6,690	7,090
3.500%, 07/15/41	9,595	9,958

		125,267

Non-Agency Mortgage-Backed Obligations — 1.8%
Alternative Loan Trust, Ser 2003-20CB, Cl 2A1 5.750%, 10/25/33	111	115
Aventura Mall Trust, Ser 2013-AVM, Cl A 3.867%, 12/05/32 (A) (B)	682	718
Banc of America Funding, Ser 2005-4, Cl 1A3 5.500%, 08/25/35	107	108
Citigroup Mortgage Loan Trust, Ser 2015-2, Cl 1A1 0.385%, 06/25/47 (A) (B)	581	535
Commercial Mortgage Trust, Ser 2013-CR11, Cl A4
4.258%, 10/10/46	621	673
3.983%, 10/10/46	610	649
3.178%, 02/10/35	325	319
3.147%, 02/10/47	356	371
0.986%, 08/13/27 (A) (B)	964	962
Commercial Mortgage Trust Pass-Through Trust, Ser 2012-9W57, Cl A 2.365%, 02/10/29 (A)	728	740
Credit Suisse Mortgage Trust, Ser 2014-USA, Cl A1 3.304%, 09/15/37 (A)	349	354

Description	Face Amount (000)	Value (000)

CSAIL Commercial Mortgage Trust, Ser 2015-C1, Cl A4
3.505%, 04/15/50	$338	$347
3.504%, 06/15/57	275	279
Fosse Master Issuer, Ser 2015-1A, Cl A2 0.575%, 10/18/54 (A) (B)	807	807
GS Mortgage Securities Trust, Ser 2015-GC28, Cl A5
3.396%, 02/10/48	242	243
2.954%, 11/05/34 (A)	509	502
2.933%, 06/05/31 (A)	675	693
GSR Mortgage Loan Trust, Ser 2005-4F, Cl 6A1 6.500%, 02/25/35	179	181
HarborView Mortgage Loan Trust, Ser 2004-3, Cl 1A 2.577%, 05/19/34 (B)	78	77
Houston Galleria Mall Trust, Ser 2015-HGLR, Cl A1A2 3.087%, 03/05/37 (A)	380	372
JPMBB Commercial Mortgage Securities Trust, Ser 2014-C22, Cl A4 3.801%, 09/15/47	170	176
JPMorgan Mortgage Trust, Ser 2005-A3, Cl 4A1
2.664%, 06/25/35 (B)	233	235
2.594%, 02/25/35 (B)	458	457
2.389%, 04/25/35 (B)	103	100
1.990%, 11/25/33 (B)	324	319
MLCC Mortgage Investors, Ser 2006-2, Cl 2A 2.133%, 05/25/36 (B)	507	502
Morgan Stanley Bank of America Merrill Lynch Trust, Ser 2014-C14, Cl A4
3.787%, 01/15/47	218	229
3.451%, 07/15/50	359	362
3.306%, 05/15/46	404	401
Morgan Stanley Capital I Trust, Ser 2014-CPT, Cl A 3.350%, 07/13/29 (A)	646	664
Provident Funding Mortgage Loan Trust, Ser 2005-2, Cl 1A1A 2.530%, 10/25/35 (B)	385	377
Silverstone Master Issuer, Ser 2015-1A, Cl 2A2 0.826%, 01/21/70 (A) (B)	833	835
Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-6, Cl 1A 2.384%, 06/25/34 (B)	630	620

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wells Fargo Commercial Mortgage Trust, Ser 2015-C29, Cl A4 3.637%, 06/15/48	$282	$288
Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR10, Cl 2A2
2.652%, 06/25/35 (B)	559	565
2.615%, 10/25/33 (B)	947	950

		16,125

Total Mortgage-Backed Securities (Cost $141,256) (000)		141,392

LOAN PARTICIPATIONS — 9.8%
Aerospace/Defense — 0.0%
TransDigm 5/14 Cov-Lite TLD 3.750%, 05/21/21	149	148

Automotive — 0.4%
Allison Transmission 8/13 TLB3 3.500%, 08/23/19	988	988
Chrysler Automotive 1/14 TLB 3.250%, 12/31/18	272	271
Federal Mogul 4/14 TLC 4.750%, 04/15/21	323	319
Gates Global 7/14 (USD) Cov-Lite TL 4.250%, 06/05/21	623	613
Horizon Global 5/15 Cov-Lite TLB 0.000%, 05/27/21 (E)	50	49
Metaldyne Performance 10/14 Cov-Lite Term Loan 3.750%, 10/20/21	117	117
Metaldyne Performance 10/14 Cov-Lite TL 3.750%, 10/13/21	85	85
TI Automotive 7/14 Cov-Lite TL 4.250%, 07/02/21	298	297
Tower International 1/14 TLB 4.000%, 04/23/20	932	930
Trinseo 4/15 Cov-Lite TLB 4.250%, 11/05/21	225	225
Visteon 4/14 Delayed Draw TLB 3.500%, 04/09/21	58	58

		3,952

Building Materials — 0.1%
Headwaters 3/15 Cov-Lite TL 4.500%, 03/11/22	25	25
Quikrete 9/13 Cov-Lite TL 4.000%, 09/28/20	476	476

Description	Face Amount (000)	Value (000)

Tecomet (Symmetry Medical) 11/14 Cov-Lite TL 5.750%, 11/25/21	$100	$98
VAT 6/15 Cov-Lite TL 4.250%, 02/11/21	44	44

		643

Chemicals — 0.7%
Arizona Chemical 6/14 Cov-Lite TL 3.000%, 06/10/21	334	334
Berry Plastics 2/13 Cov-Lite TLD 3.500%, 02/08/20	987	982
DuPont (E.I.) De Nemours 5/15 Cov-Lite TLB 3.750%, 05/12/22	100	99
Entegris 4/14 Cov-Lite TLB 3.500%, 04/30/21	18	18
Flint Group 5/14 (USD) Cov-Lite TLB2 4.750%, 05/03/21	85	85
Flint Group 5/14 (USD) Cov-Lite TLC 4.500%, 09/03/21	14	14
Gemini 7/14 Cov-Lite TLB 4.750%, 07/24/21	149	148
Hilex Poly 12/14 Cov-Lite TL 6.000%, 12/03/21	125	125
Ineos 3/15 (USD) Cov-Lite TL 4.250%, 03/11/22	75	75
Ineos 4/12 (USD) Cov-Lite TL 6.500%, 04/27/18	819	816
MacDermid 1/15 Cov-Lite TLB2 4.750%, 06/07/20	50	50
MacDermid 6/13 (USD) Cov-Lite TLB
4.500%, 06/07/20	13	13
4.000%, 06/05/20	482	482
MacDermid, Tranche B Term Loan (First Lien) 4.500%, 06/07/20	6	6
Minerals Technologies 3.750%, 05/09/21	121	121
PQ Corp 3/14 TL 4.000%, 08/07/17	554	554
Royal Adhesives & Sealants 6/15 Cov-Lite Initial TL (First Lien) 4.500%, 06/19/22	50	50
SIG Combibloc 1/15 (USD) Cov-Lite TL 4.250%, 02/03/22	399	399

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Signode 5/14 (USD) Cov-Lite TL 3.750%, 05/01/21	$390	$385
Solenis 7/14 (USD) Cov-Lite TL 4.250%, 06/02/21	498	495
Univar (2/11) TLB
6.750%, 06/30/17	6	6
5.000%, 06/30/17	294	294
Waddington North America 5/13 Cov-Lite (Canadian Borrower) TL 4.500%, 06/07/20	124	123
Waddington North America 5/13 Cov-Lite (US Borrower) TL 4.500%, 06/07/20	100	99
Zep Initial TL 5.750%, 06/17/22	250	250

		6,023

Computers & Electronics — 1.2%
Answers 10/14 Cov-Lite TL 6.250%, 10/01/21	250	212
Applied Systems 1/14 Cov-Lite TL 4.250%, 01/25/21	480	479
Ascend Learning 5/12 TL 6.000%, 05/23/17	173	173
Avago 5/14 Cov-Lite TL 3.750%, 05/06/21	1,128	1,129
Avast Software 3/14 TL 5.000%, 03/20/20	316	316
Campaign Monitor 4/14 Cov-Lite TL 6.250%, 03/18/21	50	49
CareStream 6/13 Cov-Lite TL 5.000%, 06/07/19	479	478
CompuCom 5/13 Cov-Lite TL 4.250%, 05/07/20	471	436
Dell International TLB2 4.000%, 04/29/20	600	600
Endurance International 11/13 TL 5.000%, 11/09/19	599	596
First Data 7/14 (USD) TL 3.687%, 03/23/18	75	75
Go Daddy 5/14 TL 4.250%, 05/13/21	521	521
Hyland Software 2/14 Cov-Lite TLB 4.750%, 02/19/21	595	595
Infor (Lawson) 1/14 B5 TLB 3.750%, 06/03/20	968	954
Internet Brands 7/14 TL 4.750%, 07/08/21	124	124

Description	Face Amount (000)	Value (000)

ION Trading Technologies 6/14 (USD) TL 4.250%, 06/10/21	$88	$87
Kronos 2/13 Cov-Lite TL 4.500%, 10/30/19	297	297
Lattice Semiconductor 3/15 Cov-Lite TLB 5.250%, 03/05/21	50	50
Micro Focus 11/14 Cov-Lite TLB 4.500%, 11/20/19	199	199
Micro Focus 11/14 Cov-Lite TLC 4.250%, 11/20/19	100	100
Misys 6/12 (USD) TL 5.000%, 12/12/18	492	492
RedPrairie 12/13 Cov-Lite TL 6.000%, 12/21/18	397	381
Renaissance Learning 4/14 Cov-Lite TL 4.500%, 04/09/21	300	296
SkillSoft 4/14 Cov-Lite TL 5.750%, 04/28/21	199	193
Sophos 1/14 (USD) Cov-Lite TLB 5.000%, 01/29/21	495	496
SunEdison 5/14 TL 6.500%, 05/27/19	224	224
Vertafore 3/13 TL 4.250%, 11/30/19	937	935
Wall Street Systems 4/14 TL 4.500%, 04/30/21	236	236

		10,723

Consumer Nondurables — 0.1%
Revlon 8/13 Acquisition Facility 4.000%, 10/08/19	970	969

Educational Services — 0.1%
Education Management
8.500%, 07/02/20	219	137
5.500%, 07/02/20	129	96
Laureate Education 10/13 New Series (2018) Extended TL 5.000%, 06/15/18	240	223
Nord Anglia 3/14 Cov-Lite TL 4.500%, 03/31/21	302	302

		758

Entertainment & Leisure — 0.0%
Cirqua Du Soleil 6/15 Cov-Lite (First Lien) 0.000%, 06/24/22 (E)	50	50
Lifetime Fitness TLB 4.250%, 06/03/22	125	124

		174

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Financial Services — 0.4%
AltiSource Solutions 12/13 TLB 4.500%, 12/09/20	$50	$44
American Stock Transfer 6/13 Cov-Lite TL 5.750%, 06/20/26	399	396
Aruba Investments 4.500%, 02/02/22	17	17
Citco (6/11) TL 4.250%, 06/29/18	987	986
MCS Sub-Holdings 7.000%, 10/15/19 (F)	453	349
MoneyGram Payment 3/13 TL 4.250%, 03/26/20	191	181
NXT Capital 9/13 Term Loan B 6.250%, 09/04/18	99	99
NXT Capital 9/13 TLB 6.250%, 09/04/18	494	494
NXT Capital Second Amendment TL 6.250%, 09/04/18	75	75
Ocwen Financial 2/13 TLB 5.000%, 02/15/18	366	365
RCS Cap 3/14 TL 6.500%, 04/29/19	206	206
Salient Partners Initial TL 7.500%, 06/09/21	75	74
SS&C Technologies (First Lien) 0.000%, 06/29/22 (E)	250	250
Walter Investment 12/13 Cov-Lite TL 4.750%, 12/18/20	494	466

		4,002

Food & Beverage — 0.4%
Advance Pierre Foods 10/12 TL 5.750%, 06/20/17	494	494
Blue Buffalo 11/13 TLB3 3.750%, 08/08/19	500	499
Del Monte Foods 2/14 Cov-Lite TL 4.250%, 08/18/21	494	470
Dole Food 11/13 Cov-Lite TLB 4.500%, 11/01/18	954	954
Jacobs Douwe Egberts (JDE) 7/14 (USD) Escrow TLB1 4.250%, 07/23/21	150	149
Phillips Pet Food 1/14 TL 4.500%, 01/31/21	495	454
Pinnacle Foods 4/13 TLG 3.250%, 04/29/20	871	867

Description	Face Amount (000)	Value (000)

Post Holdings 6/14 Incremental TLA 3.750%, 06/02/21	$50	$50

		3,937

Forest Products — 0.0%
Ply Gem 1/14 Cov-Lite TL 4.000%, 02/01/21	495	490

Gaming & Hotels — 0.4%
Amaya 7/14 (USD) Cov-Lite TL 5.000%, 08/01/21	249	248
Boyd Gaming 8/13 Cov-Lite TLB 4.000%, 08/14/20	906	907
CityCenter Holdings 10/13 Cov-Lite TLB 4.250%, 10/16/20	250	250
Hilton Hotels 10/13 Cov-Lite TL 3.500%, 10/26/20	783	784
MGM Resorts 12/12 Cov-Lite TLB 4.250%, 12/20/19	987	980
Scientific Games 10/13 Cov-Lite TLB 6.000%, 05/22/20	494	494
Scientific Games 10/14 Incremental TLB2 6.000%, 09/17/21	75	75

		3,738

Health Care — 1.2%
Acadia Healthcare 2/15 TLB 4.250%, 02/11/22	25	25
Alere 6/15 Cov-Lite (First Lien) 0.000%, 06/10/22 (E)	175	175
Alliance Healthcare 6/13 TLB 4.250%, 06/03/19	487	483
AMAG Pharmaceuticals 10/14 TL
7.280%, 10/30/20	1	1
7.250%, 10/30/20	48	48
Amneal Pharmaceuticals 10/13 Cov-Lite TLB
6.250%, 11/01/19	4	3
5.000%, 11/01/19	538	539
Amneal Pharmaceuticals 4/15 Incremental Cov-Lite TL 4.500%, 11/01/19	25	25
Aspen Dental 4/15 Cov-Lite TLB 5.500%, 04/29/22	25	25
Bioscrip 7/13 Cov-Lite Delayed TL 6.500%, 07/31/20	106	105

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Bioscrip 7/13 Cov-Lite TLB 6.500%, 07/31/20	$176	$174
Community Health 5/15 TLG 3.750%, 12/31/19	348	348
Community Health 5/15 TLH 4.000%, 01/27/21	640	640
Concentra 5/15 TL 4.000%, 06/01/22	25	25
Concordia 4/15 Cov-Lite TLB 4.750%, 04/21/22	25	25
DaVita 6/14 TLB 5.000%, 06/19/21	273	273
DJO Finance 4/15 TL 4.250%, 06/08/20	200	200
Equinox Fitness Clubs 4/13 Cov-Lite TLB 5.000%, 01/31/20	245	246
Grifols 2/14 (USD) TLB 3.180%, 02/27/21	396	396
Horizon Pharma 5/15 Cov-Lite TL 4.500%, 05/07/21	225	226
IASIS 2/13 TLB 4.500%, 05/03/18	643	643
Impax Lab 12/14 TL 5.500%, 12/17/20	75	76
Indivior 12/14 (USD) TL 7.000%, 12/19/19	99	96
Kindred Healthcare 3/14 TLB 4.250%, 04/09/21	620	620
Kinetic Concepts 1/14 (USD) E1 TL 4.500%, 05/04/18	496	498
Mallinckrodt 3/14 Cov-Lite TL 3.250%, 03/19/21	149	148
Mallinckrodt 8/14 Add-On Cov-Lite TLB1 3.500%, 03/19/21	100	99
Millennium Laboratories 4/14 Cov-Lite TLB 5.250%, 04/16/21	672	273
One Call Medical 11/13 Cov-Lite TL 5.000%, 11/27/20	349	343
Ortho-Clinical 6/14 Cov-Lite TL 4.750%, 06/30/21	248	242
Par Pharmaceutical 2/14 TLB2 4.000%, 09/30/19	397	397
Patheon 1/14 (USD) TL 4.250%, 03/11/21	496	492
Physio-Control 5/15 Cov-Lite TL 5.500%, 06/06/22	50	50
PRA International 0.000%, 09/23/20 (E)	300	300

Description	Face Amount (000)	Value (000)

RadNet 10/12 TLB
5.500%, 10/10/18	$1	$1
4.250%, 10/10/18	24	24
RegionalCare 4/14 TL 5.250%, 04/23/19	224	223
Sage Products 2/13 TL 4.250%, 12/13/19	220	220
Siemens Audiology 12/14 (USD) TLB2 5.500%, 12/10/21	275	275
Sterigenics-Nordion 5/15 Cov-Lite TLB 4.250%, 05/15/22	75	75
Steward Health 4/13 TLB 6.750%, 04/10/20	494	485
Valeant 3/15 Delayed Draw F1 TLB 4.000%, 04/01/22	350	350
Valeant 6/13 TLE 3.500%, 06/26/20	864	860

		10,772

Home Furnishings — 0.0%
AOT Bedding 10/12 TLB 4.250%, 10/01/19	457	456

Insurance — 0.2%
Asurion 6/13 Cov-Lite Incremental TLB2 4.250%, 06/19/20	688	685
Carecore National 3/14 TL 5.500%, 03/05/21	349	350
U.S.I. 12/13 Cov-Lite TLB 4.250%, 12/27/19	398	397

		1,432

Leasing — 0.1%
Avis Budget Car Rental 5/13 TLB 3.000%, 03/15/19	494	494
ILFC (Delos Finance) 2/14 TLB 3.500%, 03/06/21	225	224

		718

Machinery — 0.4%
Apex Tool 1/13 TL 4.500%, 01/25/20	487	477
CPM Holdings (Crown Acquisition) 4/22 TL Lien 1 6.000%, 04/01/22	25	25
Doosan Infracore 5/14 Cov-Lite TLB 4.500%, 05/28/21	590	593
Gardner Denver 7/13 (USD) TL 4.250%, 07/30/20	987	962

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Husky International (Cov-Lite 6/11) TL 4.250%, 06/02/18	$221	$220
International Equipment 8/13 TLB
7.750%, 08/16/19	1	1
6.750%, 08/16/19	459	459
Milacron 4/15 Cov-Lite TLB 4.500%, 09/28/20	175	175
NN 8/14 Cov-Lite TLB 6.000%, 08/27/21	197	198
Rexnord 8/13 Cov-Lite TLB 4.000%, 08/21/20	500	498
Schaeffler 10/14 (USD) TLB 4.250%, 05/15/20	100	101

		3,709

Manufacturing — 0.0%
Spectrum Brands 6/15 Cov-Lite TL (First Lien) 3.750%, 06/23/22	225	225

Media — 0.4%
Endemol 8/14 (USD) Cov-Lite TL 6.750%, 08/13/21	250	246
Hubbard Radio TL (First Lien) 4.250%, 05/20/22	75	75
Mediacom Broadband 6/14 TLJ 3.750%, 06/18/21	74	74
Mission/Nexstar Broadcasting 9/13 TLB2 3.750%, 10/01/20	464	463
Nexstar/Mission Broadcasting 9/13 TLB2 3.750%, 10/01/20	526	525
Sinclair Television 7/14 Add-on Cov-Lite TLB1 3.500%, 07/30/21	800	798
Univision 1/14 TLC4 4.000%, 03/01/20	499	494
Weather Channel 5/15 Extended TL 5.750%, 02/11/20	887	874
Ziggo 2/14 (USD) TLB1 3.500%, 01/15/22	111	110
Ziggo 2/14 (USD) TLB2 3.500%, 01/15/22	71	71
Ziggo 2/14 (USD) TLB3 3.500%, 01/15/22	118	116

		3,846

Metals & Mining — 0.2%
Dynacast 5/15 TLB1 4.500%, 01/28/22	50	50

Description	Face Amount (000)	Value (000)

Murray Energy 3/15 Cov-Lite TLB2 7.500%, 04/09/20	$175	$162
Murray Energy 3/15 TLB1 7.000%, 04/14/17	25	25
Novelis 5/15 Cov-Lite TLB 4.000%, 06/02/22	250	248
Oxbow Carbon 7/13 Cov-Lite TLB 4.250%, 07/19/19	936	930
Patriot Coal 9.000%, 12/18/18 (F) (G)	494	271

		1,686

Not For Profit — 0.1%
National Mentor 1/14 TLB 4.250%, 01/31/21	495	493

Oil & Gas — 0.3%
Ameriforge 1/13 TL 5.000%, 01/22/20	342	276
CITGO (Holdco) 2/15 TLB 9.500%, 05/09/18	143	143
CITGO Petroleum (Opco) 7/14 TLB 4.500%, 07/23/21	100	100
Energy Transfer Equity 12/13 TLB 3.250%, 12/02/19	1,175	1,164
Energy Transfer Equity 3/15 TL 4.000%, 12/02/19	46	47
Fieldwood 9/13 TL 3.875%, 10/01/18	400	380
Floatel 5/14 Cov-Lite TL 6.000%, 05/22/20	99	78
Ocean Rig 7/14 TLB 5.500%, 07/25/21	99	84
Seadrill Partners 2/14 TL 4.000%, 02/21/21	370	279
Targa Resources 2/15 Cov-Lite TLB 5.750%, 02/12/22	35	35

		2,586

Personal Services — 0.0%
Wash Multifamily Laundry 5/15 (CAD) TL 4.250%, 05/13/22	4	4
Wash Multifamily Laundry 5/15 (USD) Cov-Lite TL 4.250%, 05/13/22	21	21

		25

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Printing & Publishing — 0.1%
Houghton Mifflin 5/15 Cov-Lite TLB 4.000%, 05/28/21	$25	$25
Media General 7/13 Cov-Lite TLB 4.250%, 07/31/20	49	49
Merrill Communications Initial TL (First Lien) 6.250%, 05/27/22	50	50
Springer 3/15 (USD) B9 TL 4.750%, 08/14/20	325	324
Zebra 10/14 TL 4.750%, 09/30/21	193	195

		643

Professional & Business Services — 1.1%
Acosta 4/15 TLB1 4.250%, 09/24/21	299	297
American Beacon 3/15 TL 5.500%, 04/30/22	25	25
Bass Pro Group TL (First Lien) 4.000%, 06/05/20	900	899
Bright Horizons 1/13 TLB
5.250%, 01/30/20	3	3
4.000%, 01/24/20	985	981
CBS Outdoor 1/14 Cov-Lite TLB 3.000%, 01/31/21	1,000	997
Emerald Expo 6/13 Cov-Lite TL 5.500%, 06/12/20	458	456
Expert Global (4/12) TLb 8.000%, 04/02/18	171	170
Extreme Reach 1/14 TL 6.750%, 01/24/20	466	464
Garda World 11/13 (USD) TLB 4.000%, 11/06/20	834	831
Garda World 11/13 (USD) Tranche B Delayed TL 4.000%, 11/06/20	201	200
Getty Images 10/12 Cov-Lite TLB 4.750%, 10/03/19	687	508
Grosvenor Capital 1/14 Cov-Lite TL 3.750%, 01/04/21	970	961
Guggenheim Partners 7/13 Cov-Lite TL
5.500%, 07/22/20	1	1
4.250%, 07/22/20	546	548
HarbourVest 1/14 Cov-Lite TL 3.250%, 02/04/21	406	402
Informatica TLB (First Lien) 0.000%, 06/03/22 (E)	225	224

Description	Face Amount (000)	Value (000)

Insight Global 1/15 Extended Cov-Lite TLB 6.000%, 10/29/21	$274	$275
Interactive Data 5/14 Cov-Lite TL 4.750%, 05/02/21	124	124
inVentiv Health 7/14 TLB4 7.750%, 05/15/18	250	250
Pharmaceutical Product 1/13 Cov-Lite TL 4.000%, 12/05/18	992	990
Vantiv 6/14 TLB 3.750%, 06/13/21	64	64
Wolverine Healthcare 10/12 TLB 4.500%, 06/06/19	200	199

		9,869

Real Estate — 0.1%
Auction.com 5/15 TL 6.000%, 05/12/19	100	99
Ryman Hospitality Properties 6/14 TLB 3.500%, 01/05/21	50	50
ServiceMaster 7/14 Cov-Lite TLB 4.250%, 07/01/21	699	698

		847

Retail Food & Drug — 0.3%
Albertson’s 5/13 (2019) TLB2 5.375%, 05/21/19	500	502
Albertson’s 8/14 Cov-Lite Delayed Draw TLB3 5.000%, 08/09/19	200	200
Albertson’s 8/14 Cov-Lite Delayed Draw TLB4 5.500%, 08/25/21	75	75
GNC 10/12 TL 3.250%, 03/02/18	996	979
New Albertson’s 6/14 Cov-Lite TLB 4.750%, 06/27/21	573	574
Supervalu 5/13 Cov-Lite TLB 4.500%, 03/21/19	595	595

		2,925

Retailing — 0.6%
99 Cents Only Stores 10/13 Cov-Lite TLB2 4.500%, 01/11/19	587	543
Brickman Group 12/13 Cov-Lite TL
5.250%, 12/18/20	1	1
4.000%, 12/18/20	493	489

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Burger King 5/15 TLB 3.750%, 12/10/21	$782	$781
Burlington Coat Factory 8/14 Term Loan B 4.250%, 08/13/21	9	9
Burlington Coat Factory 8/14 TLB 4.250%, 08/13/21	38	37
CEC Entertainment 2/14 TLB 4.000%, 02/12/21	74	72
Dollar Tree 3.500%, 05/26/22	259	259
J. Crew 2/14 Cov-Lite TL 4.000%, 03/05/21	248	213
Men’s Wearhouse 4/14 Cov-Lite TLB 4.500%, 04/15/21	79	79
Michaels Stores 1/13 Cov-Lite TLB 3.750%, 01/24/20	742	740
Michaels Stores 6/14 Incremental Cov-Lite TL 4.000%, 01/28/20	74	74
Neiman Marcus 3/14 Cov-Lite TL 4.250%, 10/25/20	399	396
Party City 2/14 Cov-Lite TLB 4.000%, 07/27/19	988	985
PetSmart 5/15 Cov-Lite TLB1 4.250%, 03/10/22	450	449
Pilot Travel Centers 10/14 TLB 4.250%, 10/01/21	173	175

		5,302

Securities & Trusts — 0.1%
Corporate Capital 5/14 TLB 4.000%, 05/15/19	74	74
TCW Group 1/14 TLB 3.000%, 02/06/20	464	456

		530

Shipping & Ship Building — 0.0%
Stena 2/14 Cov-Lite TLB 4.000%, 03/03/21	173	161

Steel — 0.1%
Fortescue 11/13 Cov-Lite TL 3.750%, 06/30/19	987	875
JMC Steel (Cov-Lite 3/11) TL 4.750%, 04/01/17	275	272

		1,147

Telecommunications — 0.2%
Cable & Wireless 11/14 Cov-Lite TL 5.500%, 11/25/16	25	25

Description	Face Amount (000)	Value (000)

CommScope 5/15 Incremental Cov-Lite TLB 0.000%, 05/27/22 (E)	$100	$100
Intelsat Jackson 11/13 TLB2 3.750%, 06/30/19	1,000	992
IPC Information Systems 4/15 TLB1 5.500%, 08/06/21	150	149
Mitel Networks 4/15 TL 5.000%, 04/13/22	75	75
SBA Finance 2/14 Incremental TLB 3.250%, 03/24/21	199	196
Syniverse 6/13 Incremental TL 4.000%, 04/23/19	500	470

		2,007

Transportation — 0.2%
DAE Aviation 1/14 TLB1 5.000%, 11/02/18	444	444
EMSC (Cov-Lite 5/11) TL
6.000%, 05/25/18	54	53
5.250%, 04/27/18	934	933
Swift Transportation 6/14 Cov-Lite TLB 3.750%, 06/09/21	99	99
Travelport 9/14 TL 5.750%, 09/02/21	249	250

		1,779

Utilities — 0.3%
Calpine 5/13 Cov-Lite (2022) TLB2 3.250%, 01/31/22	987	972
Calpine 5/15 B5 Cov-Lite TL 3.500%, 05/20/22	300	297
Dynegy 4/13 TLB2 4.000%, 04/23/20	494	494
EFIH 6/14 DIP Cov-Lite TL 4.250%, 06/19/16	150	150
La Frontera Generation 5/13 TL 4.500%, 09/30/20	348	349
Longview Power 4/15 TLB 7.000%, 04/13/21	25	25
TPF 9/14 Cov-Lite TL 5.500%, 10/02/21	125	126
Viva Alamo 2/14 Cov-Lite TLB 5.250%, 02/22/21	249	245
Wheelabrator Technologies 10/14 TLB 5.000%, 10/15/21	215	217

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Wheelabrator Technologies 10/14 TLC 5.000%, 10/15/21	$9	$9

		2,884

Total Loan Participations (Cost $91,554) (000)		89,599

Sovereign Debt — 6.6%
Argentine Government International Bond
8.750%, 06/02/17 (G)	240	226
8.280%, 12/31/33	873	834
3.750%, 03/31/19 (C) (G)	1,369	732
Armenian Government International Bond
7.150%, 03/26/25 (A)	490	485
6.000%, 09/30/20 (A)	731	714
Banco Nacional de Desenvolvimento Economico e Social
6.500%, 06/10/19 (A)	285	308
5.750%, 09/26/23 (A)	390	398
Belarus Government International Bond 8.950%, 01/26/18	810	773
Brazilian Government International Bond
8.250%, 01/20/34	340	422
6.000%, 01/17/17	100	107
5.625%, 01/07/41	150	143
4.250%, 01/07/25	1,660	1,603
2.625%, 01/05/23	600	533
Canada Government International Bond
1.625%, 02/27/19	100	101
1.125%, 03/19/18	200	200
Chile Government International Bond 3.250%, 09/14/21	100	104
Colombia Government International Bond
7.375%, 03/18/19	380	461
6.125%, 01/18/41	520	563
5.625%, 02/26/44	200	202
5.000%, 06/15/45	260	241
4.375%, 07/12/21	200	209
4.000%, 02/26/24	700	696
Costa Rica Government International Bond
7.158%, 03/12/45 (A)	200	194
7.000%, 04/04/44 (A)	420	406
Croatia Government International Bond
6.750%, 11/05/19	1,055	1,161
6.375%, 03/24/21	260	281

Description	Face Amount (000) (1)	Value (000)

Dominican Republic Government International Bond
7.500%, 05/06/21 (A)	540	$606
7.450%, 04/30/44 (A)	610	665
6.850%, 01/27/45 (A)	250	255
6.600%, 01/28/24 (A)	290	312
5.500%, 01/27/25 (A)	730	732
El Salvador Government International Bond
7.650%, 06/15/35 (A)	365	367
6.375%, 01/18/27 (A)	150	145
5.875%, 01/30/25 (A)	365	352
Export Development Canada 1.000%, 05/15/17	200	200
Export-Import Bank of Korea
4.000%, 01/11/17	400	420
2.625%, 12/30/20	1,084	1,079
FMS Wertmanagement AoeR 1.750%, 03/17/20	200	200
Ghana Government International Bond
8.500%, 10/04/17 (A)	560	577
8.125%, 01/18/26 (A)	910	828
7.875%, 08/07/23 (A)	640	578
Guatemala Government International Bond 5.750%, 06/06/22 (A)	200	215
Hashemite Kingdom of Jordan Government AID Bond 2.503%, 10/30/20	200	207
Honduras Government International Bond
8.750%, 12/16/20 (A)	335	379
7.500%, 03/15/24 (A)	525	568
Hungary Government International Bond
6.250%, 01/29/20	500	560
5.375%, 03/25/24	260	282
4.125%, 02/19/18	760	791
India Government International Bond 7.160%, 05/20/23 (INR)	26,000	389
Indonesia Government International Bond
8.500%, 10/12/35 (A)	800	1,080
5.875%, 01/15/24 (A)	600	663
5.375%, 10/17/23 (A)	200	215
5.250%, 01/17/42 (A)	200	192
5.125%, 01/15/45 (A)	320	305
4.125%, 01/15/25 (A)	280	275
Israel Government International Bond 3.150%, 06/30/23	200	202
Italy Government International Bond 5.375%, 06/12/17	200	215

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Ivory Coast Government International Bond 5.750%, 12/31/32 (A)	$1,020	$956
Jamaica Government International Bond 7.625%, 07/09/25	470	526
Japan Bank for International Cooperation 1.750%, 11/13/18	400	399
Kenya Government International Bond 5.875%, 06/24/19 (A)	1,158	1,178
Korean Government International Bond 7.125%, 04/16/19	100	119
Mexico Government International Bond
5.625%, 01/15/17	150	160
5.550%, 01/21/45	348	370
4.600%, 01/23/46	1,224	1,132
4.000%, 10/02/23	400	411
3.500%, 01/21/21	250	255
Nigeria Government International Bond 6.750%, 01/28/21 (A)	310	320
Pakistan Government International Bond
8.250%, 04/15/24 (A)	200	218
7.250%, 04/15/19 (A)	440	461
Panama Government International Bond
9.375%, 04/01/29	290	429
6.700%, 01/26/36	1,395	1,723
5.200%, 01/30/20	420	463
3.750%, 03/16/25	365	359
Paraguay Government International Bond 6.100%, 08/11/44 (A)	570	579
Peruvian Government International Bond
7.350%, 07/21/25	300	392
6.550%, 03/14/37	620	772
5.625%, 11/18/50	420	468
Philippine Government International Bond
7.750%, 01/14/31	529	763
6.375%, 10/23/34	590	783
4.200%, 01/21/24	200	218
Poland Government International Bond
6.375%, 07/15/19	200	231
4.000%, 01/22/24	125	131
Province of British Columbia Canada 1.200%, 04/25/17	200	202

Description	Face Amount (000)	Value (000)

Province of Manitoba Canada 1.125%, 06/01/18	$100	$100
Province of Ontario Canada
2.450%, 06/29/22	200	200
2.000%, 01/30/19	250	254
1.100%, 10/25/17	300	301
Province of Quebec Canada
5.125%, 11/14/16	150	159
2.875%, 10/16/24	100	101
2.625%, 02/13/23	200	201
Republic of Paraguay 4.625%, 01/25/23 (A)	240	242
Republic of Serbia 7.250%, 09/28/21 (A)	410	459
Romanian Government International Bond
6.750%, 02/07/22 (A)	470	549
6.125%, 01/22/44 (A)	300	336
4.875%, 01/22/24 (A)	690	731
4.375%, 08/22/23 (A)	460	471
Russian Federation
4.875%, 09/16/23 (A)	600	593
3.500%, 01/16/19 (A)	200	197
Senegal Government International Bond
8.750%, 05/13/21 (A)	825	916
6.250%, 07/30/24 (A)	780	747
Serbia Government International Bond
5.875%, 12/03/18 (A)	590	619
5.250%, 11/21/17 (A)	410	424
South Africa Government International Bond
5.875%, 05/30/22	490	543
5.500%, 03/09/20	395	430
Sri Lanka Government International Bond
6.250%, 10/04/20 (A)	310	317
6.000%, 01/14/19 (A)	310	317
5.875%, 07/25/22 (A)	430	423
5.125%, 04/11/19 (A)	310	308
Tanzania Government International Bond 6.397%, 03/09/20 (B)	850	860
Turkey Government International Bond
8.000%, 02/14/34	386	498
7.500%, 07/14/17	150	166
7.375%, 02/05/25	540	648
6.875%, 03/17/36	480	557
6.250%, 09/26/22	340	378
5.750%, 03/22/24	200	216
5.625%, 03/30/21	225	243
4.875%, 04/16/43	240	218

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Ukraine Government International Bond
7.800%, 11/28/22 (A)	$380	$196
7.750%, 09/23/20 (A)	990	487
7.500%, 04/17/23 (A)	200	104
Uruguay Government International Bond
5.100%, 06/18/50	901	858
4.500%, 08/14/24	2,124	2,230
Venezuela Government International Bond
7.650%, 04/21/25	652	238
7.000%, 03/31/38	222	78
6.000%, 12/09/20	680	251
Vietnam Government International Bond 4.800%, 11/19/24 (A)	845	845
Zambia Government International Bond 8.500%, 04/14/24 (A)	905	910

Total Sovereign Debt (Cost $61,032) (000)		59,888

ASSET-BACKED SECURITIES — 4.3%
Automotive — 3.2%
AmeriCredit Automobile Receivables Trust, Ser 2014-3, Cl B
1.920%, 11/08/19	320	320
1.820%, 07/08/20	304	303
1.260%, 11/08/19	1,734	1,732
0.830%, 09/10/18	1,465	1,464
0.570%, 07/10/17	1,078	1,078
California Republic Auto Receivables Trust, Ser 2014-2, Cl A4
1.570%, 12/16/19	1,382	1,386
1.310%, 08/15/19	1,725	1,725
CarFinance Capital Auto Trust, Ser 2015-1A, Cl A 1.750%, 06/15/21 (A)	695	693
CarMax Auto Owner Trust, Ser 2015-2, Cl A4 1.800%, 03/15/21	945	945
Carnow Auto Receivables Trust, Ser 2014-1A, Cl A 0.960%, 01/17/17 (A)	364	364
Drive Auto Receivables Trust, Ser 2015-BA, Cl A2A 0.930%, 12/15/17 (A)	1,383	1,384
DT Auto Owner Trust, Ser 2015-1A, Cl A 1.060%, 09/17/18 (A)	833	834
Exeter Automobile Receivables Trust, Ser 2014-3A, Cl A 1.320%, 01/15/19 (A)	1,323	1,321

Description	Face Amount (000)	Value (000)

Ford Credit Auto Owner Trust, Ser 2015-A, Cl A4
1.640%, 06/15/20	$818	$821
1.580%, 08/15/20	1,544	1,543
1.420%, 08/15/19	2,026	2,031
Honda Auto Receivables Owner Trust, Ser 2014-3, Cl A4 1.310%, 10/15/20	752	754
Hyundai Auto Receivables Trust, Ser 2015-A, Cl A3
1.050%, 04/15/19	1,098	1,097
0.690%, 04/16/18	2,131	2,130
Nissan Auto Receivables Owner Trust, Ser 2014-B, Cl A3 1.110%, 05/15/19	884	885
Santander Drive Auto Receivables Trust, Ser 2015-3, Cl C
2.740%, 01/15/21	611	613
2.440%, 04/15/21	324	324
2.070%, 03/16/20	807	809
1.830%, 01/15/20	991	989
1.820%, 05/15/19	807	808
1.450%, 05/15/19	1,465	1,467
0.506%, 01/16/18 (B)	881	880
World Omni Auto Receivables Trust, Ser 2014-B, Cl A4 1.680%, 12/15/20	971	971

		29,671

Credit Cards — 0.8%
BA Credit Card Trust, Ser 2015-A2, Cl A 1.360%, 09/15/20	845	843
Capital One Multi-Asset Execution Trust, Ser 2015-A1, Cl A
1.390%, 01/15/21	1,241	1,238
0.534%, 06/15/22	400	400
Chase Issuance Trust, Ser 2015-A2, Cl A2
1.590%, 02/18/20	1,250	1,256
0.436%, 04/15/19 (B)	872	871
0.236%, 04/15/19 (B)	1,087	1,083
Discover Card Execution Note Trust, Ser 2015-A2, Cl A 1.900%, 10/17/22	794	787
Synchrony Credit Card Master Note Trust, Ser 2015-1, Cl A 2.370%, 03/15/23	839	846
World Financial Network Credit Card Master Trust, Ser 2015-A, Cl A 0.666%, 02/15/22 (B)	408	408

		7,732

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

Description	Face Amount (000)	Value (000)

Information Technology — 0.2%
VOLT, Ser 2015-NPL4, Cl A1 3.500%, 02/25/55	$354	$354
VOLT XXX, Ser 2015-NPL1, Cl A1 3.625%, 10/25/57 (A)	702	702
VOLT XXXI, Ser 2015-NPL2, Cl A1 3.375%, 02/25/55 (A)	495	493

		1,549

Other Asset-Backed Securities — 0.1%
US Residential Opportunity Fund Trust, Ser 2015-1IV, Cl A 3.721%, 01/27/35 (A)	753	753

Total Asset-Backed Securities (Cost $39,693) (000)		39,705

U.S. GOVERNMENT AGENCY OBLIGATIONS — 2.1%
FFCB
4.875%, 01/17/17	200	213
1.100%, 06/01/18	250	250
FHLB
4.875%, 05/17/17	400	431
4.750%, 12/16/16	200	212
4.125%, 03/13/20	750	833
1.000%, 06/21/17	1,000	1,005
0.625%, 12/28/16	300	301
0.500%, 09/28/16	500	500
FHLMC
6.250%, 07/15/32	674	937
5.500%, 07/18/16	125	132
5.000%, 02/16/17	850	910
4.500%, 08/01/41	526	574
4.000%, 12/01/40	182	194
2.375%, 01/13/22	2,630	2,663
1.250%, 10/02/19	200	197
1.000%, 03/08/17	1,750	1,760
0.875%, 02/22/17	625	628
0.750%, 01/12/18	250	249
FNMA
5.375%, 07/15/16	1,000	1,051
5.000%, 05/11/17	750	809
2.625%, 09/06/24	1,189	1,190
1.875%, 02/19/19	1,000	1,019
1.750%, 06/20/19	300	303
0.875%, 02/08/18	1,000	996
0.750%, 04/20/17	1,000	1,001
Tennessee Valley Authority
3.500%, 12/15/42	750	700

Total U.S. Government Agency Obligations (Cost $18,793) (000)		19,058

MUNICIPAL BONDS — 0.5%
California State GO 7.300%, 10/01/39	690	958

Description	Face Amount (000)/ Shares	Value (000)

Florida State, Hurricane Catastrophe Fund RB 2.995%, 07/01/20	$150	$152
Illinois State GO
5.665%, 03/01/18	200	214
5.100%, 06/01/33	540	501
New Jersey State, Transportation Trust Fund RB 5.754%, 12/15/28	635	671
New York State, Dormitory Authority RB 5.628%, 03/15/39	610	716
New York State, Metropolitan Transportation Authority RB 6.814%, 11/15/40	455	594
University of California RB 4.767%, 05/15/15	350	314

Total Municipal Bonds (Cost $4,253) (000)		4,120

PREFERRED STOCK — 0.0%
Education Management*	1,550,903	94

Total Preferred Stock (Cost $188) (000)		94

SHORT-TERM INVESTMENT (H) — 11.2%
State Street Institutional Liquid Reserves Fund, Institutional Class, 0.000%	102,609,426	102,609

Total Short-Term Investment (Cost $102,609) (000)		102,609

Total Investments — 110.2% (Cost $1,013,298) (000)		$1,006,185

Percentages are based on net assets of $912,946 (000).

A list of the open forward foreign currency contracts held by the Fund at June 30, 2015 is as follows (000):

Counterparty	Maturity Date	Currency to Deliver		Currency to Receive		Unrealized Appreciation (Depreciation)
State Street	8/14/15	HUF	60,400	USD	220	$7
Barclays	8/14/15	TRY	1,159	USD	439	12
Barclays	8/14/15	USD	426	TRY	1,159	1
Barclays	8/17/15	USD	542	INR	35,460	9
Credit Suisse	8/19/15	MXP	8,740	USD	553	(1)
Barclays	8/20/15	SGD	1,198	USD	896	7
BNP Paribas	8/20/15	USD	894	PHP	40,000	(10)
Royal Bank of Scotland	8/26/15	ZAR	5,350	USD	441	6
BNP Paribas	9/1/15	RON	1,813	USD	449	(2)
Barclays	9/16/15	EUR	2,016	USD	2,243	(7)
Barclays	9/16/15	JPY	110,800	USD	902	(4)
Barclays	9/16/15	USD	898	JPY	110,800	9
BNP Paribas	9/23/15	COP	1,158,000	USD	447	7

						$34

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

KP Fixed Income Fund

For the period ended June 30, 2015, the monthly average notional amount of forward foreign currency contracts held was $83,844 (000).

‡	Real Estate Investment Trust
(1)	In U.S. Dollars unless otherwise indicated.
(A)	Security sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “accredited investors.” This security has been determined to be liquid under guidelines established by the Board of Trustees.
(B)	Variable rate security — Rate disclosed is the rate in effect on June 30, 2015.
(C)	Step Bonds — The rate reflected on the Schedule of Investments is the effective yield on June 30, 2015. The coupon on a step bond changes on a specified date.
(D)	Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(E)	Unsettled bank loan. Interest rate not available.
(F)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of June 30, 2015, was $620 (000) and represented 0.07% of net assets.
(G)	Security in default on interest payments.
(H)	The rate reported is the 7-day effective yield as of June 30, 2015.

Cl — Class

COP — Colombian Peso

EUR — Euro

FFCB — Federal Farm Credit Bank

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

HUF — Hungarian Forint

INR — Indian Rupee

JPY — Japanese Yen

MXP — Mexican Peso

PHP — Philippine Peso

RB — Revenue Bond

RON — Romanian Leu

Ser — Series

SGD — Singapore Dollar

TL — Term Loan

TRY — Turkish Lira

USD — United States Dollar

ZAR — South African Rand

The following is a list of the level of inputs used as of June 30, 2015, in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3^	Total
U.S. Treasury Obligations	$—	$278,322	$—	$278,322
Corporate Obligations	—	271,398	—	271,398
Mortgage-Backed Securities	—	141,392	—	141,392
Loan Participations	—	88,979	620	89,599
Sovereign Debt	—	59,888	—	59,888
Asset-Backed Securities	—	39,705	—	39,705
U.S. Government Agency Obligations	—	19,058	—	19,058
Municipal Bonds	—	4,120	—	4,120
Preferred Stock	—	94	—	94
Short-Term Investment	102,609	—	—	102,609

Total Investments in Securities	$102,609	$902,956	$620	$1,006,185

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forward Currency Contracts*
Unrealized Appreciation	$—	$58	$—	$58
Unrealized Depreciation	—	(24)	—	(24)

Total Other Financial Instruments	$—	$34	$—	$34

^	A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 instruments at the beginning and/or end of the period in relation to net assets.
*	Forward foreign currency contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

For the period ended June 30, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. For the period ended June 30, 2015, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Assets:
Affiliated Investments at Cost	$301,829	$467,369	$516,350	$513,982
Unaffiliated Investments at Cost	200,287	228,245	169,047	95,926

Affiliated Investments at Fair Value	$315,525	$492,032	$546,564	$545,834
Unaffiliated Investments at Fair Value	198,219	225,786	166,855	94,109
Receivable for Capital Shares Sold	954	1,718	2,196	2,341
Dividends Receivable	105	114	82	41
Prepaid Expenses	20	26	25	24

Total Assets	514,823	719,676	715,722	642,349

Liabilities:
Payable for Investment Securities Purchased	950	1,712	2,190	2,336
Cash Overdraft	108	120	88	45
Payable due to Administrator	11	15	15	14
Payable due to Adviser	8	9	7	4
Chief Compliance Officer Fees Payable	2	2	2	2
Other Accrued Expenses	30	40	39	35

Total Liabilities	1,109	1,898	2,341	2,436

Net Assets	$513,714	$717,778	$713,381	$639,913

NET ASSETS:
Paid-in Capital	$496,523	$690,734	$681,778	$606,821
Undistributed Net Investment Income	724	809	624	370
Accumulated Net Realized Gain on Investments	4,839	4,031	2,957	2,687
Net Unrealized Appreciation on Investments	11,628	22,204	28,022	30,035

Net Assets	$513,714	$717,778	$713,381	$639,913

Institutional Class Shares:
Net Assets	$513,714	$717,778	$713,381	$639,913
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	50,327,668	69,731,898	68,896,522	61,552,476
Net Asset Value, Offering and Redemption Price Per Share*	$10.21	$10.29	$10.35	$10.40

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Assets:
Affiliated Investments at Cost	$592,210	$538,164	$362,323
Unaffiliated Investments at Cost	62,703	37,289	21,094

Affiliated Investments at Fair Value	$630,504	$573,365	$385,279
Unaffiliated Investments at Fair Value	61,243	36,285	20,489
Receivable for Capital Shares Sold	2,837	2,712	2,364
Dividends Receivable	25	13	7
Prepaid Expenses	25	22	14

Total Assets	694,634	612,397	408,153

Liabilities:
Payable for Investment Securities Purchased	2,832	2,707	2,360
Cash Overdraft	30	16	7
Payable due to Administrator	15	13	9
Payable due to Adviser	2	1	1
Chief Compliance Officer Fees Payable	2	2	1
Other Accrued Expenses	37	33	22

Total Liabilities	2,918	2,772	2,400

Net Assets	$691,716	$609,625	$405,753

NET ASSETS:
Paid-in Capital	$652,096	$573,240	$381,868
Undistributed Net Investment Income	226	86	34
Accumulated Net Realized Gain on Investments	2,560	2,102	1,500
Net Unrealized Appreciation on Investments	36,834	34,197	22,351

Net Assets	$691,716	$609,625	$405,753

Institutional Class Shares:
Net Assets	$691,716	$609,625	$405,753
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	66,254,002	58,226,597	38,734,913
Net Asset Value, Offering and Redemption Price Per Share*	$10.44	$10.47	$10.48

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Assets:
Affiliated Investments at Cost	$140,990	$18,555	$4,668
Unaffiliated Investments at Cost	8,061	1,042	258

Affiliated Investments at Fair Value	$148,156	$18,946	$4,699
Unaffiliated Investments at Fair Value	7,803	998	249
Cash	1	5	5
Receivable for Capital Shares Sold	1,405	338	41
Prepaid Expenses	5	1	—
Dividends Receivable	3	—	—

Total Assets	157,373	20,288	4,994

Liabilities:
Payable for Investment Securities Purchased	1,403	336	39
Other Accrued Expenses	12	1	—

Total Liabilities	1,415	337	39

Net Assets	$155,958	$19,951	$4,955

NET ASSETS:
Paid-in Capital	$148,569	$19,481	$4,979
Undistributed Net Investment Income	14	3	1
Accumulated Net Realized Gain/(Loss) on Investments	467	120	(47)
Net Unrealized Appreciation on Investments	6,908	347	22

Net Assets	$155,958	$19,951	$4,955

Institutional Class Shares:
Net Assets	$155,958	$19,951	$4,955
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)†	14,885,221	1,908,570	471,486
Net Asset Value, Offering and Redemption Price Per Share*	$10.48	$10.45	$10.51

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund
Assets:

Investments at Cost	$1,116,653	$807,953	$1,032,861	$1,013,298
Cost of Foreign Currency	5	—	6,075	—

Investments at Fair Value	$1,231,536	$849,021	$1,045,596	$1,006,185
Foreign Currency at Value	5	—	6,063	—
Receivable for Capital Shares Sold	4,740	816	2,402	—
Receivable for Investment Securities Sold	1,469	16,673	7,781	29,344
Dividends and Income Receivable	1,231	518	2,758	4,939
Cash Collateral for Futures Contracts	1,179	79	1,100	—
Reclaims Receivable	116	2	1,156	2
Prepaid Expenses	2	16	2	2
Unrealized Appreciation on Foreign Currency Spot Contracts	—	—	5	—
Unrealized Appreciation on Forward Foreign Currency Contracts	—	—	—	58

Total Assets	1,240,278	867,125	1,066,863	1,040,530

Liabilities:
Payable for Investment Securities Purchased	2,478	21,461	33,018	127,214
Payable due to Adviser	297	337	330	191
Payable due to Administrator	38	26	32	27
Cash Overdraft	9	—	2,442	—
Chief Compliance Officer Fees Payable	3	2	2	2
Payable for Trustees’ Fees	1	1	1	1
Unrealized Depreciation on Foreign Currency Spot Contracts	—	—	9	—
Unrealized Depreciation on Forward Foreign Currency Contracts	—	—	—	24
Accrued Foreign Capital Gains Tax	—	—	304	—
Other Accrued Expenses	109	143	352	125

Total Liabilities	2,935	21,970	36,490	127,584

Net Assets	$1,237,343	$845,155	$1,030,373	$912,946

NET ASSETS:
Paid-in Capital	$1,088,284	$790,510	$1,011,919	$905,709
Undistributed Net Investment Income	8,271	2,281	13,301	8,941
Accumulated Net Realized Gain/(Loss) on Investments	26,001	11,343	(7,168)	5,375
Net Unrealized Appreciation/(Depreciation) on Investments	114,883	41,068	12,735	(7,113)
Net Unrealized Depreciation on Futures Contracts	(96)	(47)	(48)	—
Net Unrealized Appreciation/(Depreciation) on Foreign Currency Contracts and Foreign Currency Translation	—	—	(62)	34
Accumulated Foreign Capital Gains Tax on Appreciated Securities	—	—	(304)	—

Net Assets	$1,237,343	$845,155	$1,030,373	$912,946

Institutional Class Shares:
Net Assets	$1,237,343	$845,155	$1,030,373	$912,946
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value) †	111,325,898	77,505,143	104,886,741	90,770,737
Net Asset Value, Offering and Redemption Price Per Share*	$11.11	$10.90	$9.82	$10.06

†	Shares are presented unrounded.
*	The net asset value is calculated by dividing the unrounded net assets by the unrounded shares.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2015 Fund	KP Retirement Path 2020 Fund	KP Retirement Path 2025 Fund	KP Retirement Path 2030 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$878	$1,006	$801	$518

Total Investment Income	878	1,006	801	518

Expenses:
Administration Fees	66	89	87	78
Investment Advisory Fees	50	54	39	22
Trustees’ Fees	6	8	8	7
Chief Compliance Officer Fees	3	4	4	4
Custodian Fees/Transfer Agent Fees	27	35	34	31
Professional Fees	16	21	20	18
Registration Fees	16	24	24	19
Printing Fees	6	8	8	7
Offering Costs	2	2	2	2
Other Fees	5	6	5	5

Total Expenses	197	251	231	193

Net Investment Income	681	755	570	325

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	2,420	1,367	921	832
Net Realized Gain on Unaffiliated Investments	402	368	335	266
Net Change in Unrealized Appreciation on Affiliated Investments	4,400	10,874	15,173	17,421
Net Change in Unrealized Depreciation on Unaffiliated Investments	(924)	(1,405)	(1,467)	(1,341)

Net Realized and Unrealized Gain on Investments	6,298	11,204	14,962	17,178

Net Increase in Net Assets Resulting from Operations	$6,979	$11,959	$15,532	$17,503

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2035 Fund	KP Retirement Path 2040 Fund	KP Retirement Path 2045 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$384	$232	$132

Total Investment Income	384	232	132

Expenses:
Administration Fees	84	74	49
Investment Advisory Fees	14	8	5
Trustees’ Fees	8	7	4
Chief Compliance Officer Fees	4	3	2
Custodian Fees/Transfer Agent Fees	33	29	19
Registration Fees	21	19	13
Professional Fees	19	17	11
Printing Fees	7	7	5
Offering Costs	2	1	1
Other Fees	6	5	3

Total Expenses	198	170	112

Net Investment Income	186	62	20

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	954	885	772
Net Realized Gain on Unaffiliated Investments	228	148	82
Net Change in Unrealized Appreciation on Affiliated Investments	21,059	19,831	13,299
Net Change in Unrealized Depreciation on Unaffiliated Investments	(1,168)	(782)	(449)

Net Realized and Unrealized Gain on Investments	21,073	20,082	13,704

Net Increase in Net Assets Resulting from Operations	$21,259	$20,144	$13,724

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Retirement Path 2050 Fund	KP Retirement Path 2055 Fund	KP Retirement Path 2060 Fund

Investment Income:
Income Distributions from Unaffiliated Registered Investment Companies	$50	$6	$1

Total Investment Income	50	6	1

Expenses:
Administration Fees	18	2	—
Investment Advisory Fees	2	—	—
Trustees’ Fees	2	—	—
Chief Compliance Officer Fees	1	—	—
Custodian Fees/Transfer Agent Fees	7	1	—
Registration Fees	5	—	—
Professional Fees	4	—	—
Printing Fees	2	—	—
Other Fees	1	—	—

Total Expenses	42	3	—

Net Investment Income	8	3	1

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain on Affiliated Investments	255	98	10
Net Realized Gain/(Loss) on Unaffiliated Investments	29	4	(3)
Net Change in Unrealized Appreciation on Affiliated Investments	4,720	436	73
Net Change in Unrealized Depreciation on Unaffiliated Investments	(180)	(27)	(2)

Net Realized and Unrealized Gain on Investments	4,824	511	78

Net Increase in Net Assets Resulting from Operations	$4,832	$514	$79

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	For the six-months ended June 30, 2015 (Unaudited)

STATEMENTS OF OPERATIONS (000)

	KP Large Cap Equity Fund	KP Small Cap Equity Fund	KP International Equity Fund	KP Fixed Income Fund

Investment Income:
Dividend Income	$10,352	$4,110	$18,656	$42
Interest Income	—	—	—	10,342
Less: Foreign Taxes Withheld	(54)	(8)	(1,819)	—

Total Investment Income	10,298	4,102	16,837	10,384

Expenses:
Investment Advisory Fees	1,690	1,568	1,955	1,115
Administration Fees	219	119	183	159
Trustees’ Fees	7	4	6	5
Chief Compliance Officer Fees	4	2	3	3
Custodian Fees/Transfer Agent Fees	72	73	278	71
Professional Fees	26	21	22	20
Registration Fees	12	20	13	10
Printing Fees	7	4	6	5
Other Fees	27	16	103	71

Total Expenses	2,064	1,827	2,569	1,459

Net Investment Income	8,234	2,275	14,268	8,925

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Gain/(Loss) on Investments	19,987	18,915	(669)	4,240
Net Realized Gain/(Loss) on Futures Contracts	492	(92)	298	—
Net Realized Gain/(Loss) on Foreign Currency Transactions	(19)	—	(470)	151
Net Change in Unrealized Appreciation/(Depreciation) on Investments	3,757	8,951	40,979	(8,703)
Net Change in Unrealized Appreciation/(Depreciation) on Futures Contracts	(240)	(89)	183	—
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	6	—	53	(20)
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	—	—	(101)	—

Net Realized and Unrealized Gain/(Loss) on Investments	23,983	27,685	40,273	(4,332)

Net Increase in Net Assets Resulting from Operations	$32,217	$29,960	$54,541	$4,593

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2015 Fund		KP Retirement Path 2020 Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$681	$8,826	$755	$11,404
Net Realized Gain on Affiliated and Unaffiliated Investments	2,822	4,501	1,735	3,467
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	4,511	—	6,229
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	3,476	8,152	9,469	12,735

Net Increase in Net Assets Resulting from Operations	6,979	25,990	11,959	33,835

Distributions to Shareholders:
Investment Income	—	(12,276)	—	(16,187)
Net Realized Gains	—	(3,502)	—	(2,563)

Total Distributions to Shareholders	—	(15,778)	—	(18,750)

Capital Share Transactions:
Institutional Shares:
Issued	26,291	610,854	49,083	714,084
Reinvestment of Distributions	—	15,779	—	18,750
Redeemed	(41,622)	(114,779)	(22,415)	(68,768)

Increase (Decrease) in Net Assets from Capital Share Transactions	(15,331)	511,854	26,668	664,066

Total Increase (Decrease) in Net Assets	(8,352)	522,066	38,627	679,151

Net Assets:
Beginning of Period	522,066	—	679,151	—

End of Period	$513,714	$522,066	$717,778	$679,151

Undistributed Net Investment Income	$724	$43	$809	$54

Share Transactions:
Institutional Shares:
Issued	2,567	61,560	4,747	72,092
Reinvestment of Distributions	—	1,555	—	1,843
Redeemed	(4,057)	(11,297)	(2,172)	(6,778)

Net Increase (Decrease) in Shares Outstanding from Share Transactions	(1,490)	51,818	2,575	67,157

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2025 Fund		KP Retirement Path 2030 Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$570	$11,036	$325	$10,052
Net Realized Gain on Affiliated and Unaffiliated Investments	1,256	2,126	1,098	1,916
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	6,300	—	5,835
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	13,706	14,316	16,080	13,955

Net Increase in Net Assets Resulting from Operations	15,532	33,778	17,503	31,758

Distributions to Shareholders:
Investment Income	—	(15,973)	—	(14,781)
Net Realized Gains	—	(1,734)	—	(1,388)

Total Distributions to Shareholders	—	(17,707)	—	(16,169)

Capital Share Transactions:
Institutional Shares:
Issued	61,995	665,568	56,160	594,808
Reinvestment of Distributions	—	17,707	—	16,169
Redeemed	(14,149)	(49,343)	(14,163)	(46,153)

Increase in Net Assets from Capital Share Transactions	47,846	633,932	41,997	564,824

Total Increase in Net Assets	63,378	650,003	59,500	580,413

Net Assets:
Beginning of Period	650,003	—	580,413	—

End of Period	$713,381	$650,003	$639,913	$580,413

Undistributed Net Investment Income	$624	$54	$370	$45

Share Transactions:
Institutional Shares:
Issued	5,983	67,419	5,402	60,493
Reinvestment of Distributions	—	1,740	—	1,591
Redeemed	(1,365)	(4,880)	(1,362)	(4,572)

Net Increase in Shares Outstanding from Share Transactions	4,618	64,279	4,040	57,512

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2035 Fund		KP Retirement Path 2040 Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$186	$10,656	$62	$9,317
Net Realized Gain on Affiliated and Unaffiliated Investments	1,182	1,641	1,033	1,695
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	6,252	—	5,373
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	19,891	16,943	19,049	15,148

Net Increase in Net Assets Resulting from Operations	21,259	35,492	20,144	31,533

Distributions to Shareholders:
Investment Income	—	(15,882)	—	(13,950)
Net Realized Gains	—	(1,249)	—	(1,342)

Total Distributions to Shareholders	—	(17,131)	—	(15,292)

Capital Share Transactions:
Institutional Shares:
Issued	65,813	631,139	62,739	559,412
Reinvestment of Distributions	—	17,131	—	15,292
Redeemed	(15,956)	(46,031)	(16,532)	(47,671)

Increase in Net Assets from Capital Share Transactions	49,857	602,239	46,207	527,033

Total Increase in Net Assets	71,116	620,600	66,351	543,274

Net Assets:
Beginning of Period	620,600	—	543,274	—

End of Period	$691,716	$620,600	$609,625	$543,274

Undistributed Net Investment Income	$226	$40	$86	$24

Share Transactions:
Institutional Shares:
Issued	6,315	64,349	6,008	57,035
Reinvestment of Distributions	—	1,685	—	1,503
Redeemed	(1,524)	(4,571)	(1,586)	(4,733)

Net Increase in Shares Outstanding from Share Transactions	4,791	61,463	4,422	53,805

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2045 Fund		KP Retirement Path 2050 Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$20	$6,081	$8	$2,119
Net Realized Gain on Affiliated and Unaffiliated Investments	854	915	284	276
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	3,476	—	1,217
Net Change in Unrealized Appreciation on Affiliated and Unaffiliated Investments	12,850	9,501	4,540	2,368

Net Increase in Net Assets Resulting from Operations	13,724	19,973	4,832	5,980

Distributions to Shareholders:
Investment Income	—	(9,126)	—	(3,181)
Net Realized Gains	—	(686)	—	(242)

Total Distributions to Shareholders	—	(9,812)	—	(3,423)

Capital Share Transactions:
Institutional Shares:
Issued	50,741	371,828	31,344	141,817
Reinvestment of Distributions	—	9,812	—	3,423
Redeemed	(13,465)	(37,048)	(4,606)	(23,409)

Increase in Net Assets from Capital Share Transactions	37,276	344,592	26,738	121,831

Total Increase in Net Assets	51,000	354,753	31,570	124,388

Net Assets:
Beginning of Period	354,753	—	124,388	—

End of Period	$405,753	$354,753	$155,958	$124,388

Undistributed Net Investment Income	$34	$14	$14	$6

Share Transactions:
Institutional Shares:
Issued	4,861	37,898	2,998	14,352
Reinvestment of Distributions	—	965	—	337
Redeemed	(1,287)	(3,702)	(439)	(2,363)

Net Increase in Shares Outstanding from Share Transactions	3,574	35,161	2,559	12,326

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Retirement Path 2055 Fund		KP Retirement Path 2060 Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$3	$212	$1	$40
Net Realized Gain/(Loss) on Affiliated and Unaffiliated Investments	102	58	7	(57)
Distributions of Realized Gains from Affiliated and Unaffiliated Registered Investment Company Shares	—	124	—	27
Net Change in Unrealized Appreciation/(Depreciation) on Affiliated and Unaffiliated Investments	409	(62)	71	(49)

Net Increase/(Decrease) in Net Assets Resulting from Operations	514	332	79	(39)

Distributions to Shareholders:
Investment Income	—	(321)	—	(64)
Net Realized Gains	—	(55)	—	—

Total Distributions to Shareholders	—	(376)	—	(64)

Capital Share Transactions:
Institutional Shares:
Issued	8,973	20,142	3,968	10,241
Reinvestment of Distributions	—	376	—	64
Redeemed	(2,194)	(7,816)	(1,544)	(7,750)

Increase in Net Assets from Capital Share Transactions	6,779	12,702	2,424	2,555

Total Increase in Net Assets	7,293	12,658	2,503	2,452

Net Assets:
Beginning of Period	12,658	—	2,452	—

End of Period	$19,951	$12,658	$4,955	$2,452

Undistributed Net Investment Income	$3	$—	$1	$—

Share Transactions:
Institutional Shares:
Issued	861	2,013	376	1,016
Reinvestment of Distributions	—	37	—	6
Redeemed	(209)	(793)	(147)	(780)

Net Increase in Shares Outstanding from Share Transactions	652	1,257	229	242

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP Large Cap Equity Fund		KP Small Cap Equity Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$8,234	$16,059	$2,275	$3,707
Net Realized Gain/(Loss) on Investments and Futures Contracts	20,479	20,967	18,823	(7,413)
Net Realized Gain/(Loss) on Foreign Currency Transactions	(19)	11	—	—
Net Change in Unrealized Appreciation on Investments and Futures Contracts	3,517	111,270	8,862	32,159
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	6	(6)	—	—

Net Increase in Net Assets Resulting from Operations	32,217	148,301	29,960	28,453

Distributions to Shareholders:
Investment Income	—	(16,071)	—	(3,768)
Net Realized Gains	—	(15,388)	—	—

Total Distributions to Shareholders	—	(31,459)	—	(3,768)

Capital Share Transactions:
Institutional Shares:
Issued	96,586	1,130,162	418,162	490,707
Reinvestment of Distributions	—	31,459	—	3,768
Redeemed	(34,340)	(135,583)	(51,207)	(70,920)

Increase in Net Assets from Capital Share Transactions	62,246	1,026,038	366,955	423,555

Total Increase in Net Assets	94,463	1,142,880	396,915	448,240

Net Assets:
Beginning of Period	1,142,880	—	448,240	—

End of Period	$1,237,343	$1,142,880	$845,155	$448,240

Undistributed Net Investment Income	$8,271	$37	$2,281	$6

Share Transactions:
Institutional Shares:
Issued	8,757	115,747	38,807	50,097
Reinvestment of Distributions	—	2,859	—	361
Redeemed	(3,090)	(12,947)	(4,746)	(7,014)

Net Increase in Shares Outstanding from Share Transactions	5,667	105,659	34,061	43,444

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

STATEMENTS OF CHANGES IN NET ASSETS (000)

	KP International Equity Fund		KP Fixed Income Fund
	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*	Six-Months Ended June 30, 2015 (Unaudited)	Period Ended December 31, 2014*
Operations:
Net Investment Income	$14,268	$21,257	$8,925	$14,382
Net Realized Gain/(Loss) on Investments and Futures Contracts	(371)	1,800	4,240	8,446
Net Realized Gain/(Loss) on Foreign Currency Transactions	(470)	(476)	151	(316)
Net Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts	41,162	(28,475)	(8,703)	1,590
Net Change in Unrealized Appreciation/(Depreciation) on Foreign Currency Translation	53	(115)	(20)	54
Change in Accrued Foreign Capital Gains Tax on Appreciated Securities	(101)	(203)	—	—

Net Increase/(Decrease) in Net Assets Resulting from Operations	54,541	(6,212)	4,593	24,156

Distributions to Shareholders:
Investment Income	—	(21,912)	—	(14,362)
Net Realized Gains	—	(7,963)	—	(7,150)
Return of Capital	—	(1,486)	—	—

Total Distributions to Shareholders	—	(31,361)	—	(21,512)

Capital Share Transactions:
Institutional Shares:
Issued	92,158	1,023,253	103,436	1,031,745
Reinvestment of Distributions	—	31,361	—	21,511
Redeemed	(56,431)	(76,936)	(20,991)	(230,092)

Increase in Net Assets from Capital Share Transactions	35,727	977,678	82,445	823,164

Total Increase in Net Assets	90,268	940,105	87,038	825,808

Net Assets:
Beginning of Period	940,105	—	825,908	100

End of Period	$1,030,373	$940,105	$912,946	$825,908

Undistributed/(Distributions in Excess of) Net Investment Income	$13,301	$(967)	$8,941	$16

Share Transactions:
Institutional Shares:
Issued	9,453	105,541	10,223	103,538
Reinvestment of Distributions	—	3,317	—	2,143
Redeemed	(5,686)	(7,738)	(2,079)	(23,064)

Net Increase in Shares Outstanding from Share Transactions	3,767	101,120	8,144	82,617

*	Commenced operations on January 10, 2014.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS

FINANCIAL HIGHLIGHTS

For the six-months ended June 30, 2015 (Unaudited) and the period ended December 31,

For a share outstanding throughout the periods

	Net Asset Value, Beginning of Period	Net Investment Income†	Net Realized and Unrealized Gain/ (Loss) on Investments	Total from Operations	Distributions from Investment Income	Distributions from Net Realized Capital Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return‡	Net Assets End of Period (000)	Ratio of Expenses to Average Net Assets††	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover‡

KP Retirement Path 2015 Fund* - Institutional Shares
2015#	$10.07	$0.01	$0.13	$0.14	$—	$—	$—	$—	$10.21	1.39%	$513,714	0.08%	0.26%	5%
2014@	$10.00	$0.18	$0.20	$0.38	$(0.24)	$(0.07)	$—	$(0.31)	$10.07	3.82%	$522,066	0.10%	1.81%	23%

KP Retirement Path 2020 Fund* - Institutional Shares
2015#	$10.11	$0.01	$0.17	$0.18	$—	$—	$—	$—	$10.29	1.78%	$717,778	0.07%	0.22%	3%
2014@	$10.00	$0.19	$0.21	$0.40	$(0.25)	$(0.04)	$—	$(0.29)	$10.11	3.96%	$679,151	0.09%	1.92%	11%

KP Retirement Path 2025 Fund* - Institutional Shares
2015#	$10.11	$0.01	$0.23	$0.24	$—	$—	$—	$—	$10.35	2.37%	$713,381	0.07%	0.17%	2%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.26)	$(0.03)	$—	$(0.29)	$10.11	3.92%	$650,003	0.09%	1.98%	8%

KP Retirement Path 2030 Fund* - Institutional Shares
2015#	$10.09	$0.01	$0.30	$0.31	$—	$—	$—	$—	$10.40	3.07%	$639,913	0.06%	0.11%	3%
2014@	$10.00	$0.20	$0.17	$0.37	$(0.26)	$(0.02)	$—	$(0.28)	$10.09	3.78%	$580,413	0.08%	2.02%	8%

KP Retirement Path 2035 Fund* - Institutional Shares
2015#	$10.10	$—	$0.34	$0.34	$—	$—	$—	$—	$10.44	3.37%	$691,716	0.06%	0.06%	3%
2014@	$10.00	$0.20	$0.19	$0.39	$(0.27)	$(0.02)	$—	$(0.29)	$10.10	3.86%	$620,600	0.08%	2.01%	7%

KP Retirement Path 2040 Fund* - Institutional Shares
2015#	$10.10	$—	$0.37	$0.37	$—	$—	$—	$—	$10.47	3.66%	$609,625	0.06%	0.02%	3%
2014@	$10.00	$0.20	$0.20	$0.40	$(0.27)	$(0.03)	$—	$(0.30)	$10.10	3.91%	$543,274	0.08%	2.02%	8%

KP Retirement Path 2045 Fund* - Institutional Shares
2015#	$10.09	$—	$0.39	$0.39	$—	$—	$—	$—	$10.48	3.87%	$405,753	0.06%	0.01%	4%
2014@	$10.00	$0.21	$0.17	$0.38	$(0.27)	$(0.02)	$—	$(0.29)	$10.09	3.76%	$354,753	0.08%	2.06%	8%

KP Retirement Path 2050 Fund* - Institutional Shares
2015#	$10.09	$—	$0.39	$0.39	$—	$—	$—	$—	$10.48	3.87%	$155,958	0.06%	0.01%	3%
2014@	$10.00	$0.22	$0.16	$0.38	$(0.27)	$(0.02)	$—	$(0.29)	$10.09	3.76%	$124,388	0.08%	2.19%	10%

KP Retirement Path 2055 Fund* - Institutional Shares
2015#	$10.07	$—	$0.38	$0.38	$—	$—	$—	$—	$10.45	3.77%	$19,951	0.06%	0.02%	13%
2014@	$10.00	$0.24	$0.15	$0.39	$(0.27)	$(0.05)	$—	$(0.32)	$10.07	3.81%	$12,658	0.10%	2.44%	28%

KP Retirement Path 2060 Fund* - Institutional Shares
2015#	$10.12	$—	$0.39	$0.39	$—	$—	$—	$—	$10.51	3.85%	$4,955	0.05%	0.03%	45%
2014@	$10.00	$0.20	$0.19 ^	$0.39	$(0.27)	$—	$—	$(0.27)	$10.12	3.92%	$2,452	0.15%	1.98%	340%

KP Large Cap Equity Fund* - Institutional Shares
2015#	$10.82	$0.08	$0.21	$0.29	$—	$—	$—	$—	$11.11	2.68%	$1,237,343	0.34%	1.38%	14%
2014@	$10.00	$0.16	$0.96	$1.12	$(0.15)	$(0.15)	$—	$(0.30)	$10.82	11.21%	$1,142,880	0.35%	1.62%	126%

KP Small Cap Equity Fund* - Institutional Shares
2015#	$10.32	$0.04	$0.54	$0.58	$—	$—	$—	$—	$10.90	5.62%	$845,155	0.55%	0.68%	121%
2014@	$10.00	$0.09	$0.32	$0.41	$(0.09)	$—	$—	$(0.09)	$10.32	4.06%	$448,240	0.59%	0.97%	212%

KP International Equity Fund* - Institutional Shares
2015#	$9.30	$0.14	$0.38	$0.52	$—	$—	$—	$—	$9.82	5.59%	$1,030,373	0.51%	2.86%	13%
2014@	$10.00	$0.26	$(0.64)	$(0.38)	$(0.22)	$(0.08)	$(0.02)	$(0.32)	$9.30	(3.83)%	$940,105	0.54%	2.61%	115%

KP Fixed Income Fund* - Institutional Shares
2015#	$10.00	$0.10	$(0.04)	$0.06	$—	$—	$—	$—	$10.06	0.60%	$912,946	0.34%	2.05%	286%
2014@	$10.00	$0.20	$0.07	$0.27	$(0.18)	$(0.09)	$—	$(0.27)	$10.00	2.68%	$825,908	0.36%	1.99%	496%

*	Commenced operations on January 10, 2014.
#	For the six-months ended June 30, 2015. All ratios for the period have been annualized.
@	For the period ended December 31, 2014. All ratios for the period have been annualized.
†	Per share calculations were performed using the average shares method.
‡	Total return and portfolio turnover are for the period indicated and have not been annualized. Returns shown do not reflect the deduction of taxes that a shareholder would pay of Fund distributions or the redemption of Fund shares.
^	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses on investments for the period because of the sales and repurchases of Fund shares in relation to fluctuating market value of the investments of the Fund.
††	Ratio does not include the expenses of the underlying funds, as applicable.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

THE KP FUNDS	June 30, 2015 (Unaudited)

NOTES TO FINANCIAL STATEMENTS

1. Organization

The KP Funds (the “Trust”), was organized on March 25, 2013 as a statutory trust under the laws of the Commonwealth of Massachusetts. The Trust is an open-end registered management investment company comprised of fourteen funds: KP Retirement Path 2015 Fund, KP Retirement Path 2020 Fund, KP Retirement Path 2025 Fund, KP Retirement Path 2030 Fund, KP Retirement Path 2035 Fund, KP Retirement Path 2040 Fund, KP Retirement Path 2045 Fund, KP Retirement Path 2050 Fund, KP Retirement Path 2055 Fund, and KP Retirement Path 2060 Fund (collectively, the “Target Date Funds”); and the KP Large Cap Equity Fund, KP Small Cap Equity Fund, KP International Equity Fund, and KP Fixed Income Fund (collectively, the “Asset Class Funds” and collectively with the Target Date Funds, the “Funds” and each a “Fund”). The investment objective of the Target Date Funds is to seek a balance of long-term capital growth, inflation protection, and current income. The investment objective of KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds is to seek long-term capital appreciation. The investment objective of KP Fixed Income Fund is to provide current income consistent with the preservation of capital. The Funds are diversified for purposes of the Investment Company Act of 1940, as amended (the “1940 Act”). The assets of each Fund of the Trust are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds are registered to offer Institutional Class Shares.
Callan Associates Inc. serves as the Funds’ investment adviser (the “Adviser”). The Adviser will engage a number of sub-advisers (the “Sub-Advisers”) to manage a portion of the Asset Class Funds’ assets. On September 3, 2013, the Trust was seeded with an issuance of 10,000 shares of the Institutional Class Shares of the KP Fixed Income Fund at an aggregate purchase price of $100,000. The Funds commenced operations on January 10, 2014.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust.

Use of Estimates in the Preparation of Financial Statements — The Funds are investment companies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of assets, the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — The Funds’ investments in equity securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price in the most advantageous market, if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Such methodologies typically include matrix systems which reflect such factors as security prices, yields, maturities and ratings. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market prices are not available through the above methods are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Pricing Committee (the “Committee”) designated by the Funds’ Board. Some

THE KP FUNDS	June 30, 2015 (Unaudited)

of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been delisted from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of June 30, 2015, KP Large Cap Equity, KP Small Cap Equity and KP International Equity Funds had securities valued in accordance with fair value procedures. Refer to the schedule of investments for further details.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. In addition, SEI Investments Global Fund Services (the “Administrator”) monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the Administrator, the Administrator notifies the Adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

KP International Equity Fund uses Interactive Data Pricing and Reference Data, Inc., (“Interactive Data”) as a third party fair valuation vendor. Interactive Data provides a fair value for foreign securities held by KP International Equity Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by Interactive Data in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, KP International Equity Fund values its non- U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by Interactive Data. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by Interactive Data are not reliable, the Adviser may contact the Administrator to request that a meeting of the Committee be held.

If a local market in which KP International Equity Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by Interactive Data using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

•

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

•	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

THE KP FUNDS	June 30, 2015 (Unaudited)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. For the period ended June 30, 2015, there have been no significant changes to the Funds’ fair value methodologies.

Federal Income Taxes — It is each Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to share-holders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the initial open tax year end, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

KP International Equity Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. KP International Equity Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

As of and during the six-month period ended June 30, 2015, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six-month period ended June 30, 2015, the Funds did not incur any interest or penalties.

Security Transactions and Investment Income — Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sales of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date, and interest income is recognized on the accrual basis and includes the amortization of premiums and the accretion of discount. Realized gains (losses) on paydowns of mortgage-backed and asset-backed securities are recorded as an adjustment to interest income.

Foreign Currency Translation — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and gains and losses on investments and net change in unrealized appreciation (depreciation) on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

Forward Foreign Currency Exchange Contracts — The Funds may enter into forward foreign currency exchange contracts to protect the value of securities held and related receivables and payables against changes in future foreign exchange rates. A forward currency contract is an agreement between two parties to buy and sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the current forward rate and the change in market value is recorded by the Funds as unrealized gain or loss. The Funds recognize realized gains or losses when the contract is closed, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Any realized or unrealized gains (losses) during the period are presented on the Statements of Operations. As of and during the six-month period ended June 30, 2015, KP Fixed Income Fund held forward foreign currency contracts.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of

THE KP FUNDS	June 30, 2015 (Unaudited)

cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that a Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to each Fund’s Schedule of Investments for details regarding open futures contracts as of June 30, 2015, if applicable.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Master Limited Partnerships (“MLPs”) — Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. The Fund intends to invest in MLPs receiving partnership taxation treatment under the Internal Revenue Code of 1986 (the “Code”), and whose interests or “units” are traded on securities exchanges like shares of corporate stock. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

Expenses — Expenses of the Trust can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of funds and/or relative net assets. In addition to the expenses reflected on the Statement of Operations, the Target Date Funds indirectly bear expenses of the underlying funds (registered investment companies) in which they invest. Because each of the underlying funds have varied expense and fee levels, and the Target Date Funds may own different amounts of shares of these funds at different times, the amount of fees and expenses incurred indirectly will vary.

Dividends and Distributions to Shareholders — The Funds will distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. All dividends and distributions are recorded on ex-dividend date.

Offering Costs — Offering costs, including costs of printing initial prospectuses, legal and registration fees are amortized over twelve months from the inception dates of the Funds. As of June 30, 2015, offering costs have been fully amortized.

THE KP FUNDS	June 30, 2015 (Unaudited)

Master Netting Arrangements — A fund is subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow a fund to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets in the Statement of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability in the Statement of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. A fund’s overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

It is the Funds’ policy to present the variation margin of the futures contracts separately on the Statements of Assets and Liabilities as the Funds do not have master netting agreements with the counterparties to the futures contracts. Refer to each Fund’s Schedule of Investments for details regarding futures contracts as of June 30, 2015, if applicable.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) generally govern over the counter (“OTC”) financial derivative transactions entered into by a fund and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

As of June 30, 2015, there were no securities pledged as collateral for financial derivative instruments as governed by ISDA master agreements.

The following is a summary by counterparty of the market value of OTC financial derivative instruments and collateral (received)/pledged for the KP Fixed Income Fund as of June 30, 2015 (000):

	Financial Derivative Assets		Financial Derivative Liabilities
Counterparty	Forward Foreign Currency Contracts	Total Over the Counter	Forward Foreign Currency Contracts	Total Over the Counter	Net Market Value of OTC Derivatives	Collateral (Received)/ Pledged	Net Exposures†
Barclays	$38	$38	$(11)	$(11)	$27	$—	$27
BNP Paribas	7	7	(12)	(12)	(5)	—	(5)
Credit Suisse First Boston	—	—	(1)	(1)	(1)	—	(1)
Royal Bank of Scotland	6	6	—	—	6	—	6
State Street	7	7	—	—	7	—	7

Total over the counter	$58	$58	$(24)	$(24)

†	Net Exposure represents the net receivable/(payable) that would be due from/to the counterparty in the event of default. Exposure from OTC financial derivative instruments can only be netted across transactions governed under the same master agreement with the same legal entity.

THE KP FUNDS	June 30, 2015 (Unaudited)

3. Administration, Distribution, Transfer Agent and Custody Agreements:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services to the Funds. For these services, the Administrator is paid an asset based fee which will vary depending on the average daily net assets of the Funds. For the six-month period ended June 30, 2015, the Funds were charged as follows for these services (000):

Fund	Administration Fee	Fund	Administration Fee
KP Retirement Path 2015 Fund	$66	KP Retirement Path 2050 Fund	$18
KP Retirement Path 2020 Fund	$89	KP Retirement Path 2055 Fund	$2
KP Retirement Path 2025 Fund	$87	KP Retirement Path 2060 Fund	$0
KP Retirement Path 2030 Fund	$78	KP Large Cap Equity Fund	$219
KP Retirement Path 2035 Fund	$84	KP Small Cap Equity Fund	$119
KP Retirement Path 2040 Fund	$74	KP International Equity Fund	$183
KP Retirement Path 2045 Fund	$49	KP Fixed Income Fund	$159

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Certain officers of the Trust are also officers of the Administrator, which is a wholly-owned subsidiary of SEI Investments Company, and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and are reviewed by the Board.

Northeast Retirement Services, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement.

State Street Bank and Trust Company serves as custodian (the “Custodian”) for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased and sold by the Funds.

4. Investment Advisory Agreements:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Funds, calculated daily and paid monthly at the following annual rates (shown as a percentage of the average daily net assets of each Fund):

Fund	Annual Advisory Fee
KP Retirement Path 2015 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2020 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2025 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2030 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2035 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2040 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2045 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2050 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2055 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Retirement Path 2060 Fund	0.00% of the Fund’s average daily net assets invested in Affiliated Underlying Funds.[1] 0.05% of the Fund’s average daily net assets invested in Unaffiliated Underlying Funds.[2]
KP Large Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP Small Cap Equity Fund	0.05% of the Fund’s average daily net assets.
KP International Equity Fund	0.05% of the Fund’s average daily net assets.
KP Fixed Income Fund	0.05% of the Fund’s average daily net assets.

[1]	“Affiliated Underlying Funds” are Underlying Funds to which the Adviser serves as investment adviser.
[2]	“Unaffiliated Underlying Funds” are Underlying Funds to which the Adviser does not serve as investment adviser.

THE KP FUNDS	June 30, 2015 (Unaudited)

As of June 30, 2015, the Adviser has entered into investment sub-advisory agreements with the following parties and pays the sub-advisers out of the fee that it receives from the Funds:

Investment Sub-Adviser
KP Large Cap Equity Fund	KP International Equity Fund
MFS Investment Management	Acadian Asset Management LLC
SSgA Funds Management, Inc.	Marathon Asset Management LLP
T.Rowe Price Associates, Inc.	MFS Investment Management
KP Small Cap Equity Fund	SSgA Funds Management, Inc.
Aristotle Capital Boston, LLC	KP Fixed Income Fund
CastleArk Management, LLC	Eaton Vance Management
Columbus Circle Investors	Loomis, Sayles & Company, LP
DePrince Race & Zollo, Inc.	Payden & Rygel
PENN Capital Management Company, Inc.	SSgA Funds Management, Inc.
SSgA Funds Management, Inc.
Walthausen & Co., LLC

5. Investment Transactions:

For the six-month period ended June 30, 2015, the Funds had purchases and sales of investment securities other than long-term U.S. Government and short-term securities as follows (000):

	Purchases	Sales and Maturities
KP Retirement Path 2015 Fund	$28,570	$43,241
KP Retirement Path 2020 Fund	51,894	24,506
KP Retirement Path 2025 Fund	64,410	16,037
KP Retirement Path 2030 Fund	58,138	15,868
KP Retirement Path 2035 Fund	67,409	17,426
KP Retirement Path 2040 Fund	63,723	17,508
KP Retirement Path 2045 Fund	51,324	14,065
KP Retirement Path 2050 Fund	31,541	4,811
KP Retirement Path 2055 Fund	8,972	2,199
KP Retirement Path 2060 Fund	3,966	1,548
KP Large Cap Equity Fund	231,316	162,047
KP Small Cap Equity Fund	1,146,037	792,680
KP International Equity Fund	192,660	128,316
KP Fixed Income Fund	442,450	373,269

In addition, KP Fixed Income Fund had purchases and sales of long-term U.S. Government securities of $1,829,520 (000) and $1,809,062 (000), respectively.

6. Federal Tax Information:

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

The tax character of dividends and distributions declared during the period ended and December 31, 2014, were as follows (000):

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2015 Fund	2014	$15,778	$—	$—	$15,778
KP Retirement Path 2020 Fund	2014	18,750	—	—	18,750
KP Retirement Path 2025 Fund	2014	17,707	—	—	17,707
KP Retirement Path 2030 Fund	2014	16,169	—	—	16,169
KP Retirement Path 2035 Fund	2014	17,131	—	—	17,131
KP Retirement Path 2040 Fund	2014	15,292	—	—	15,292

THE KP FUNDS	June 30, 2015 (Unaudited)

	Year	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
KP Retirement Path 2045 Fund	2014	$9,812	$—	$—	$9,812
KP Retirement Path 2050 Fund	2014	3,423	—	—	3,423
KP Retirement Path 2055 Fund	2014	376	—	—	376
KP Retirement Path 2060 Fund	2014	64	—	—	64
KP Large Cap Equity Fund	2014	30,595	864	—	31,459
KP Small Cap Equity Fund	2014	3,768	—	—	3,768
KP International Equity Fund	2014	29,553	322	1,486	31,361
KP Fixed Income Fund	2014	21,512	—	—	21,512

As of December 31, 2014, the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gain	Capital Loss Carryforwards	Post October Losses	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Losses)
KP Retirement Path 2015 Fund	$1,068	$1,019	$—	$—	$8,125	$10,212
KP Retirement Path 2020 Fund	1,009	1,392	—	—	12,684	15,085
KP Retirement Path 2025 Fund	506	1,309	—	—	14,256	16,071
KP Retirement Path 2030 Fund	578	1,062	—	—	13,949	15,589
KP Retirement Path 2035 Fund	528	986	—	—	16,847	18,361
KP Retirement Path 2040 Fund	458	716	—	—	15,067	16,241
KP Retirement Path 2045 Fund	276	418	—	—	9,467	10,161
KP Retirement Path 2050 Fund	73	149	—	—	2,335	2,557
KP Retirement Path 2055 Fund	21	15	—	—	(80)	(44)
KP Retirement Path 2060 Fund	—	—	(26)	—	(77)	(103)
KP Large Cap Equity Fund	7,260	173	—	—	109,409	116,842
KP Small Cap Equity Fund	18	—	(3,557)	—	28,224	24,685
KP International Equity Fund	—	—	—	(2,292)	(33,795)	(36,087)
KP Fixed Income Fund	1,139	—	—	—	1,505	2,644

Post-October losses represent losses realized on investment transactions from November 1, 2014 through December 31, 2014, that, in accordance with Federal income tax regulations, the Funds elect to defer and treat as having arisen in the following fiscal year.

For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against all future capital gains as follows (000):

	Short-Term	Total Capital Loss Carryforwards
KP Retirement Path 2060 Fund	$26	$26
KP Small Cap Equity Fund	3,557	3,557

During the period ended December 31, 2014, the Funds did not utilize capital loss carryforwards to offset capital gains.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and purchased equity options for Federal income tax purposes at June 30, 2015, were as follows (000):

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2015 Fund	$502,116	$14,568	$(2,940)	$11,628
KP Retirement Path 2020 Fund	695,614	25,901	(3,697)	22,204
KP Retirement Path 2025 Fund	685,397	31,289	(3,267)	28,022
KP Retirement Path 2030 Fund	609,908	32,650	(2,615)	30,035
KP Retirement Path 2035 Fund	654,913	38,915	(2,081)	36,834
KP Retirement Path 2040 Fund	575,453	37,665	(3,468)	34,197

THE KP FUNDS	June 30, 2015 (Unaudited)

	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
KP Retirement Path 2045 Fund	$383,417	$24,474	$(2,123)	$22,351
KP Retirement Path 2050 Fund	149,051	7,970	(1,062)	6,908
KP Retirement Path 2055 Fund	19,597	568	(221)	347
KP Retirement Path 2060 Fund	4,926	81	(59)	22
KP Large Cap Equity Fund	1,116,653	146,074	(31,191)	114,883
KP Small Cap Equity Fund	807,953	73,902	(32,834)	41,068
KP International Equity Fund	1,032,861	78,481	(65,746)	12,735
KP Fixed Income Fund	1,013,298	3,791	(10,904)	(7,113)

7. Risks:

As with all mutual funds, a shareholder of a fund is subject to the risk that his or her investment could lose money. The Funds are subject to the principal risks noted below, any of which may adversely affect the fund’s net asset value and ability to meet its investment objective. A more complete description of principal risks is included in the prospectus under the heading “Principal Risks”.

Credit Risk — Credit risk is the risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Fixed Income Market Risk — Fixed income market risk is the risk that the prices of a funds’ fixed income securities, including structured notes, respond to economic developments, particularly interest rate changes, as well as to perceptions about the creditworthiness of individual issuers, including governments and their agencies. In the case of foreign securities, price fluctuations will reflect international economic and political events, as well as changes in currency valuations relative to the U.S. dollar.

Interest Rate Risk — Interest rate risk is the risk that the value of fixed income securities, including U.S. Government securities, will fall due to rising interest rates.

Derivatives Risk — A fund’s use of futures contracts and forward contracts is subject to market risk, leverage risk, correlation risk and liquidity risk. Leverage risk is the risk that the use of leverage may amplify the effects of market volatility on a fund’s share price and may also cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations. Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time and the price that a fund would like. A fund may have to lower the price, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on a fund’s management or performance. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A fund’s use of forward contracts is also subject to credit risk and valuation risk. Credit risk is described above. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Each of these risks could cause a fund to lose more than the principal amount invested in a derivative instrument.

Foreign Currency Risk — Foreign currency risk may arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Risks may also arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts at the date of default.

8. Indemnifications:

In the normal course of business, the Funds enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. Based on experience, the Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligation is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.

THE KP FUNDS	June 30, 2015 (Unaudited)

9. Other:

At June 30, 2015, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of an omnibus account that are held on behalf of various individual shareholders, was as follows:

Fund	No. of Shareholders	% Ownership
KP Retirement Path 2015 Fund	1	100%
KP Retirement Path 2020 Fund	1	100%
KP Retirement Path 2025 Fund	1	100%
KP Retirement Path 2030 Fund	1	100%
KP Retirement Path 2035 Fund	1	100%
KP Retirement Path 2040 Fund	1	100%
KP Retirement Path 2045 Fund	1	100%
KP Retirement Path 2050 Fund	1	100%
KP Retirement Path 2055 Fund	1	100%
KP Retirement Path 2060 Fund	1	100%
KP Large Cap Equity Fund	6	88%
KP Small Cap Equity Fund	6	91%
KP International Equity Fund	5	83%
KP Fixed Income Fund	5	87%

10. New Accounting Pronouncement:

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2015-07 regarding “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share”. The amendments in this update are effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. ASU No. 2015-07 will eliminate the requirement to categorize investments in the fair value hierarchy if their fair value is measured at net asset value (“NAV”) per share (or its equivalent) using the practical expedient in the FASB’s fair value measurement guidance. At this time, management is evaluating the implications of ASU No. 2015-07 and its impact on the financial statement disclosures has not yet been determined.

11. Subsequent Events:

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of June 30, 2015.

THE KP FUNDS	June 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund‘s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund’s average net assets; this percentage is known as the mutual fund’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 invested on January 1, 2015 and held for the six-month period ended June 30, 2015.

The table on the next page illustrates your Fund’s costs in two ways:

• Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in your Fund, to estimate the expenses you paid over that period. Simply divide your actual starting account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

• Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other mutual funds. It assumes that your Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expense Paid During Period” column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown do not apply to your specific investment.

THE KP FUNDS	June 30, 2015

DISCLOSURE OF FUND EXPENSES (Unaudited) (Concluded)

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2015 Fund
Actual Fund Return	$1,000.00	$1,013.90	0.08%	$0.40
Hypothetical 5% Return	$1,000.00	$1,024.40	0.08%	$0.40
KP Retirement Path 2020 Fund
Actual Fund Return	$1,000.00	$1,017.80	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2025 Fund
Actual Fund Return	$1,000.00	$1,023.70	0.07%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.45	0.07%	$0.35
KP Retirement Path 2030 Fund
Actual Fund Return	$1,000.00	$1,030.70	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2035 Fund
Actual Fund Return	$1,000.00	$1,033.70	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2040 Fund
Actual Fund Return	$1,000.00	$1,036.60	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2045 Fund
Actual Fund Return	$1,000.00	$1,038.70	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30

	Beginning Account Value 1/1/2015	Ending Account Value 6/30/2015	Annualized Expense Ratios	Expenses Paid During Period*
KP Retirement Path 2050 Fund
Actual Fund Return	$1,000.00	$1,017.80	0.06%	$0.35
Hypothetical 5% Return	$1,000.00	$1,024.45	0.06%	$0.35
KP Retirement Path 2055 Fund
Actual Fund Return	$1,000.00	$1,037.70	0.06%	$0.30
Hypothetical 5% Return	$1,000.00	$1,024.50	0.06%	$0.30
KP Retirement Path 2060 Fund
Actual Fund Return	$1,000.00	$1,038.50	0.05%	$0.25
Hypothetical 5% Return	$1,000.00	$1,024.55	0.05%	$0.25
KP Large Cap Equity Fund
Actual Fund Return	$1,000.00	$1,026.80	0.34%	$1.71
Hypothetical 5% Return	$1,000.00	$1,023.11	0.34%	$1.71
KP Small Cap Equity Fund
Actual Fund Return	$1,000.00	$1,056.20	0.55%	$2.80
Hypothetical 5% Return	$1,000.00	$1,022.07	0.55%	$2.76
KP International Equity Fund
Actual Fund Return	$1,000.00	$1,055.90	0.51%	$2.60
Hypothetical 5% Return	$1,000.00	$1,022.27	0.51%	$2.56
KP Fixed Income Fund
Actual Fund Return	$1,000.00	$1,006.00	0.34%	$1.69
Hypothetical 5% Return	$1,000.00	$1,023.11	0.34%	$1.71

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

THE KP FUNDS	June 30, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s sub-advisory agreements must be approved: (i) by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the members of the Board of Trustees (the “Board” or the “Trustees”) of KP Funds (the “Trust”) who are not parties to the agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

A Board meeting was held on February 9, 2015 to decide whether to approve the following agreements (the “Agreements”) for initial two-year terms:

•	the Sub-Advisory Agreements between the Adviser and Aristotle Capital Management, LLC and PENN Capital Management Company, Inc. (the “Sub-Advisers”) on behalf of the KP Small Cap Equity Fund.

In preparation for the meeting, the Trustees requested that the Adviser and the Sub-Advisers furnish information necessary to evaluate the terms of the Agreements. The Trustees used this information, as well as other information that the Adviser, the Sub-Advisers and other service providers of the Fund presented or submitted to the Board at the meeting, to help them decide whether to approve the Agreements for initial two-year terms.

Specifically, the Board requested and received written materials from the Adviser, the Sub-Advisers and other service providers of the Fund regarding: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; (ii) the Sub-Advisers’ investment management personnel; (iii) the Sub-Advisers’ operations and financial condition; (iv) the Sub-Advisers’ brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s proposed advisory fees to be paid to the Sub-Advisers and overall fees and operating expenses; (vi) the Sub-Advisers’ compliance program, including a description of material compliance matters and material compliance violations; (vii) the Sub-Advisers’ policies on and compliance procedures for personal securities transactions; (viii) the Sub-Advisers’ investment experience; (ix) the Adviser’s rationale for recommending the Sub-Advisers; and (x) the Sub-Advisers’ performance in managing similar accounts.

Representatives from the Adviser and the Sub-Advisers, along with other Fund service providers, presented additional information and participated in question and answer sessions at the meeting to help the Trustees evaluate the Sub-Advisers’ services, fees and other aspects of the Agreements. The Independent Trustees received advice from independent counsel and met in executive session outside the presence of Fund management and the Adviser and the Sub-Advisers.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser, the Sub-Advisers and other service providers of the Fund, approved the Agreements. In considering the approval of the Agreements, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services to be provided by the Sub-Advisers; and (ii) the fees to be paid to the Sub-Advisers, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Sub-Advisers

In considering the nature, extent and quality of the services to be provided by the Sub-Advisers, the Board reviewed the portfolio management services to be provided by the Sub-Advisers to the Fund, including the quality and continuity of the Sub-Advisers’ portfolio management personnel, the resources of the Sub-Advisers and the Sub-Advisers’ compliance history and compliance program. The Trustees reviewed the terms of the proposed Agreements. The Trustees also reviewed the Sub-Advisers’ proposed investment and risk management approaches for the Fund. The Trustees considered that the Adviser would supervise and monitor the performance of the Sub-Advisers. The most recent investment adviser registration forms (“Form ADV”) for the Sub-Advisers were provided to the Board, as were the responses of the Sub-Advisers to a detailed series of questions which included, among other things, information about the background and experience of the portfolio managers proposed to be primarily responsible for the day-to-day management of the Fund.

The Trustees also considered other services to be provided to the Fund by the Sub-Advisers such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services to be provided to the Fund by the Sub-Advisers would be satisfactory.

THE KP FUNDS	June 30, 2015

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Concluded)

Costs of Advisory Services

In considering the advisory fees payable by the Adviser to the Sub-Advisers, the Trustees reviewed, among other things, a report of the proposed advisory fees to be paid to the Sub-Advisers. The Trustees also reviewed pro forma fee and expense information. The Trustees also considered that the Adviser, not the Fund, would pay the Sub-Advisers pursuant to the sub-advisory agreements and that the fees payable to the Sub-Advisers would reflect arms-length negotiations between the Adviser and the Sub-Advisers. The Trustees evaluated both the fee that would be payable under the sub-advisory agreements and the portion of the fee under the advisory agreement that would be retained by the Adviser. The Board concluded, within the context of its full deliberations, that the advisory fees were reasonable in light of the nature and quality of the services expected to be rendered by the Sub-Advisers. The Board also considered the Sub-Advisers’ commitment to managing the Fund.

Because the Sub-Advisers are new to the Fund and have not managed Fund assets, they did not yet have an investment performance record with respect to the Fund and it was not possible to determine the profitability that the Sub-Advisers might achieve with respect to the Fund or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow. Accordingly, the Trustees did not make any conclusions regarding the Sub-Advisers’ investment performance with respect to the Fund, the Sub-Advisers’ profitability, or the extent to which economies of scale would be realized by the Sub-Advisers as the assets of the Fund grow, but will do so during future considerations of the Agreements.

Approval of the Agreements

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the Agreements, including the fees to be paid thereunder, were fair and reasonable and agreed to approve the Agreements for initial terms of two years. In its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

The KP Funds

Investment Adviser

Callan Associates Inc.

600 Montgomery Street,

Suite 800

San Francisco, CA 94111

Administrator

SEI Investments

Global Funds Services

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Distributor

SEI Investments

Distribution Co.

One Freedom Valley Drive

Oaks, Pennsylvania 19456

Legal Counsel

Morgan, Lewis & Bockius LLP

1701 Market Street

Philadelphia, Pennsylvania

19103-2921

More information about the Funds is available, without charge, through the following:

Statement of Additional Information (“SAI”): The SAI includes detailed information about the Funds. The SAI is on file with the SEC and is incorporated by reference into this prospectus. This means that the SAI, for legal purposes, is a part of this prospectus.

Annual and Semi-Annual Reports: These reports list the Funds’ holdings and contain information from the Adviser about investment strategies, and recent market conditions and trends and their impact on Fund performance. The reports also contain detailed financial information about the Funds.

To Obtain an SAI, Annual or Semi-Annual Report, or More Information:

By Telephone:	855-457-3637 (855-4KPFNDS)

By Mail:	The KP Funds
c/o SEI Investments
One Freedom Valley Drive
Oaks, PA 19546

By Internet:	www.kp-funds.com

From the SEC: You can also obtain the SAI or the Annual and Semi-Annual Reports, as well as other information about The KP Funds, from the EDGAR Database on the SEC’s website at: http://www.sec.gov. You may review and copy documents at the SEC Public Reference Room in Washington, DC (for information on the operation of the Public Reference Room, call 202-551-8090). You may request documents by mail from the SEC, upon payment of a duplicating fee, by writing to: U.S. Securities and Exchange Commission, Public Reference Section, Washington, DC 20549-1520. You may also obtain this information, upon payment of a duplicating fee, by e-mailing the SEC at the following address: publicinfo@sec.gov.

The Trust’s Investment Company Act registration number is 811-22838

KPF-SA-001-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

Item 9.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There has been no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Items 12.	Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The KP Funds

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 4, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie,
President

Date: September 4, 2015

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 4, 2015